                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549


                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-3836
                                   ---------------------------------------------

                              ANCHOR SERIES TRUST
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ      07311
--------------------------------------------------------------------------------
(Address of principal executive offices)                              (Zip code)

                             Robert M. Zakem, ESQ.
                    Senior Vice President & General Counsel
                     AIG SunAmerica Asset Management Corp.
                          Harborside Financial Center,
                                  3200 Plaza 5
                             Jersey City, NJ 07311
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code: (201) 324-6363
                                                    ----------------------------

Date of fiscal year end: December 31
                         -------------------------

Date of reporting period: December 31, 2003
                          ------------------------

Item 1. Reports to Shareholders

        Anchor Series Trust, Annual Report at December 31, 2003.

             ANCHOR
             SERIES
             TRUST

                                                   ANNUAL
                                                   REPORT
                                                   DECEMBER 31, 2003

---------------------

                              ANCHOR SERIES TRUST

                               TABLE OF CONTENTS

                                                                                      PAGE
                                                                                      ----
                        Shareholder Letter..........................................    1
                        Money Market Portfolio......................................    2
                        Government and Quality Bond Portfolio.......................    4
                        Asset Allocation Portfolio..................................    7
                        Growth and Income Portfolio.................................   18
                        Growth Portfolio............................................   21
                        Capital Appreciation Portfolio..............................   26
                        Natural Resources Portfolio.................................   30
                        Multi-Asset Portfolio.......................................   32
                        Strategic Multi-Asset Portfolio.............................   38
                        Statement of Assets and Liabilities.........................   54
                        Statement of Operations.....................................   56
                        Statement of Changes in Net Assets..........................   58
                        Notes to Financial Statements...............................   62
                        Financial Highlights........................................   74
                        Report of Independent Auditors..............................   77
                        Trustee Information.........................................   78
                        Shareholder Tax Information.................................   79
                        Comparisons: Portfolios vs. Indexes.........................   80

---------------------

                DEAR ANCHOR SERIES TRUST INVESTOR:

                  We are pleased to present our annual report for the Anchor
                Series Trust, the underlying investment portfolios for the ICAP II Variable Annuity issued by AIG SunAmerica Life Assurance Company and First SunAmerica Life Insurance Company.

                  The following report contains the financial statements of the
                Anchor Series Trust portfolios and a comparison of portfolio returns versus their benchmark index returns (beginning on page
                80) for the reporting period ended December 31, 2003. We believe this information will give you some insight into the performance of your underlying investments.

                  If you have any questions regarding your variable annuity, please contact your investment representative, or you may contact us directly at 1-800-445-SUN2.

                  Thank you for the confidence you place in us with your
                retirement assets, and we look forward to reporting to you once again in six months.

                Sincerely,

                -s- JAY WINTROB

                Jay Wintrob
                Chief Executive Officer
                AIG SunAmerica Life Assurance Company
                First SunAmerica Life Insurance Company

                February 3, 2004
                -------------------------------

                Note: All performance figures quoted are for the Anchor Series Trust. They do not reflect fees and charges associated with the variable annuity. Annuities are long-term investment vehicles designed for retirement purposes. Early withdrawal may be subject to withdrawal charges and if taken prior to age 59 1/2, a 10% federal tax penalty may apply. Past performance is no guarantee of future results.

                Investments in stocks and bonds are subject to risk, including stock market and interest rate fluctuations. Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments. Technology companies may be subject to additional risks. They may be affected by short product cycles, aggressive pricing of products and services, competition from new market entrants and obsolescence of existing technology. As a result, this portfolio's returns may be considerably more volatile than a fund that does not invest in technology companies. International investing may involve special risks, such as foreign taxation, currency risks, risks associated with possible differences in financial standards and other monetary and political risks associated with future political and economic developments. Investments in high-yield bonds have a higher degree of risk than investment in investment grade bonds. Changes in economic conditions or other circumstances may adversely affect a high-yield bond issuer's ability to make principal and interest payments. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other portfolios, are not guaranteed by the U.S. government or any other federal government entity.
                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MONEY MARKET PORTFOLIO             INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                       PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES -- 100.5%                                   AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       COMMERCIAL PAPER -- 56.1%
                       Abbey National Treasury Services, PLC 1.04% due 3/10/04.....    $  500,000     $   499,991
                       American Express Centurion Bank 1.10% due 9/27/04...........       500,000         500,000
                       Apreco, Inc. 1.11% due 2/17/04..............................       350,000         349,493
                       Archer Daniels Midland Co. 1.14% due 4/13/04................       425,000         423,614
                       Bradford & Bingley, PLC 1.15% due 1/7/05....................       300,000         300,000
                       CAFCO, LLC 1.07% due 2/12/04................................       350,000         349,563
                       CRC Funding, LLC 1.09% due 2/6/04...........................       350,000         349,618
                       Danske Corp. 1.08% due 1/20/04..............................       200,000         199,886
                       Delaware Funding Corp. 1.08% due 1/14/04....................       300,000         299,883
                       Diageo Capital, PLC 1.07% due 2/10/04.......................       400,000         399,524
                       Falcon Asset Securities Corp. 1.08% due 1/21/04.............       350,000         349,790
                       Goldman Sachs Group LP 1.10% due 1/22/04....................       300,000         299,807
                       Greyhawk Capital Corp. 1.10% due 1/9/04.....................       300,000         299,927
                       MetLife Funding, Inc. 1.10% due 2/4/04......................       400,000         399,584
                       Mont Blanc Capital Corp. 1.10% due 1/8/04...................       350,000         349,925
                       Morgan Stanley Group, Inc. 1.08% due 1/23/04................       350,000         349,769
                       Nationwide Building Society 1.14% due 7/23/04(1)............       250,000         250,000
                       Old Line Funding Corp. 1.11% due 1/12/04....................       400,000         399,864
                       Park Avenue Receivables Corp. 1.09% due 1/15/04.............       350,000         349,852
                       Preferred Receivables Funding 1.09% due 1/16/04.............       350,000         349,841
                       Province de Quebec 1.11% due 3/26/04........................       400,000         398,952
                       Svenska Handelsbanken 1.08% due 2/11/04.....................       350,000         349,569
                       Wells Fargo Bank NA 1.23% due 10/1/04(1)....................       440,000         440,224
                       Westdeutsche Landesbank NRW 1.35% due 1/27/04...............       750,000         750,000
                       Westpac Capital Corp. 1.15% due 5/5/04......................       400,000         398,403
                       Wilmington Trust Co. 1.10% due 1/22/04......................       300,000         300,000
                       Yale University 1.07% due 2/12/04...........................       400,000         399,501
                       Yorktown Capital, LLC 1.08% due 1/15/04.....................       350,000         349,853
                                                                                                      ------------
                       TOTAL COMMERCIAL PAPER (cost $10,456,433)...................                    10,456,433
                                                                                                      ------------
                       CORPORATE SHORT-TERM NOTES -- 11.3%
                       BP Capital Markets, PLC 1.05% due 3/8/04(1).................       500,000         500,000
                       General Electric Capital Services, Inc. 1.09% due 2/12/04...       600,000         599,237
                       Peoples Security Life Insurance Co. 1.26% due
                         2/2/04(1)(2)..............................................       500,000         500,000
                       Permanent Financing, PLC 1.13% due 3/10/04(1)...............       300,000         300,000
                       Permanent Financing, PLC 1.13% due 12/10/04(1)..............       205,000         205,000
                                                                                                      ------------
                       TOTAL CORPORATE SHORT-TERM NOTES (cost $2,104,237)..........                     2,104,237
                                                                                                      ------------
                       FEDERAL AGENCY OBLIGATIONS -- 33.1%
                       Federal Home Loan Bank Cons. Disc. Notes 0.01% due
                         2/27/04...................................................       260,000         259,564
                       Federal Home Loan Bank System, Series 180 5.38% due
                         1/5/04....................................................       200,000         200,086
                       Federal Home Loan Mtg. Corp., Series MTN 1.36% due 8/6/04...       300,000         300,161
                       Federal Home Loan Mtg. Disc. Notes 0.01% due 8/16/04........       500,000         496,295
                       Federal Home Loan Mtg. Disc. Notes 0.01% due 8/18/04........       450,000         446,607
                       Federal Home Loan Mtg. Disc. Notes 0.96% due 6/17/04........       240,000         238,947
                       Federal Home Loan Mtg. Disc. Notes 1.09% due 3/12/04........       400,000         399,144
                       Federal Home Loan Mtg. Disc. Notes 1.20% due 1/29/04........       400,000         399,627
                       Federal Home Loan Mtg. Disc. Notes 1.26% due 2/26/04........       500,000         499,020
                       Federal Home Loan Mtg. Disc. Notes 1.33% due 1/29/04........     1,000,000         998,966
                       Federal National Mtg. Assoc. Disc. Notes 1.17% due 2/6/04...       600,000         599,298

---------------------
    2

                                                                                       PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES (CONTINUED)                                 AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FEDERAL AGENCY OBLIGATIONS (continued)
                       Federal National Mtg. Assoc. Disc. Notes 1.26% due 2/6/04...    $  275,000     $   274,660
                       Federal National Mtg. Assoc. Disc. Notes 3.63% due
                         4/15/04...................................................       450,000         453,161
                       Federal National Mtg. Assoc. Disc. Notes 5.13% due
                         2/13/04...................................................       600,000         602,653
                                                                                                      ------------
                       TOTAL FEDERAL AGENCY OBLIGATIONS (cost $6,168,189)..........                     6,168,189
                                                                                                      ------------
                       TOTAL SHORT-TERM SECURITIES (cost $18,728,859)..............                    18,728,859
                                                                                                      ------------
                       TOTAL INVESTMENTS --
                         (cost $18,728,859)@                         100.5%                            18,728,859
                       Liabilities in excess of other assets --       (0.5)                            (99,872)
                                                                     ------                           ------------
                       NET ASSETS --                                 100.0%                            $18,628,987
                                                                     ======                           ============

              -----------------------------
              @  See Note 5

              (1) Variable rate security; maturity date reflects next reset date and rate reflected is as of December 31, 2003.

              (2) Illiquid security

              Portfolio breakdown as a percentage of net assets by industry:

                       Government Agencies.......   35.1%       Receivables........     3.5%
                       Banks.....................   18.6        Securities.........     3.5
                       Trade & Term
                         Receivables.............   13.4        Finance............     3.2
                       Loans.....................    7.8        Energy.............     2.7
                       Insurance.................    4.8        Food...............     2.3
                       Investment Company........    3.5        Beverages..........     2.1
                                                                                     ------
                                                                                      100.5%
                                                                                     ======

              See Notes to Financial Statements

                                                           ---------------------
                                                                            3

---------------------

    ANCHOR SERIES TRUST
    GOVERNMENT AND QUALITY BOND
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                       PRINCIPAL          VALUE
                       ASSET-BACKED SECURITIES -- 4.8%                                   AMOUNT         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       FINANCE -- 4.8%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2
                       4.74% 2040..................................................   $ 5,000,000     $  4,997,154
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4
                       4.68% 2039..................................................     5,000,000        4,951,941
                       BMW Vehicle Owner Trust, Series 2001-A A4 5.11% 2006........     2,188,374        2,214,677
                       Capital Auto Receivables Asset Trust, Series 2003-3 A3A
                         2.96% 2008................................................     4,750,000        4,797,978
                       Carmax Auto Owner Trust, Series 2002-1 A4 4.23% 2007........     4,085,000        4,232,987
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% 2038................................................     5,000,000        4,692,085
                       Ford Credit Auto Owner Trust, Series 2002-A A 3.62% 2006....     2,544,141        2,568,396
                       Household Automotive Trust, Series 2002-3 A3A 2.75% 2007....     2,805,000        2,839,156
                       Hyundai Auto Receivables Trust, Series 2003-A A3 2.33%
                         2007......................................................     2,185,000        2,192,853
                       MBNA Credit Card Master Note Trust, Series 2003-A11 A11
                         3.65% 2011................................................     2,335,000        2,330,190
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% 2041.....     5,000,000        5,123,760
                       Onyx Acceptance Auto Trust, Series 2002-A A3 3.75% 2006.....     1,812,626        1,829,143
                       Toyota Auto Receivables Owner Trust, Series 2003-B A4 2.79%
                         2010......................................................     2,590,000        2,614,685
                                                                                                      -------------
                       TOTAL ASSET-BACKED SECURITIES (cost $45,164,819)............                     45,385,005
                                                                                                      -------------
                       BONDS & NOTES -- 93.2%
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.7%
                       Lowe's Cos., Inc. 7.50% 2005................................     5,000,000        5,519,075
                       Target Corp. 5.50% 2007.....................................     5,000,000        5,400,180
                       Wal-Mart Stores, Inc. 6.75% 2023............................     5,000,000        5,630,150
                                                                                                      -------------
                                                                                                        16,549,405
                                                                                                      -------------
                       CONSUMER STAPLES -- 2.8%
                       Coca-Cola Hbc Finance B V 5.13% 2013........................     5,000,000        5,012,880
                       Diageo Capital, PLC 6.13% 2005..............................     5,000,000        5,321,345
                       Gillette Co. 4.13% 2007.....................................     4,990,000        5,171,611
                       Kimberly-Clark Corp. 5.63% 2012.............................     5,000,000        5,339,845
                       Unilever Capital Corp. 6.88% 2005...........................     5,000,000        5,421,845
                                                                                                      -------------
                                                                                                        26,267,526
                                                                                                      -------------
                       EDUCATION -- 0.6%
                       Leland Stanford Junior University of California 6.88%
                         2024......................................................     5,000,000        5,808,900
                                                                                                      -------------
                       ENERGY -- 0.5%
                       ConocoPhillips 3.63% 2007...................................     5,000,000        5,040,540
                                                                                                      -------------
                       FINANCE -- 10.1%
                       Ace INA Holding, Inc. 8.30% 2006............................     5,000,000        5,656,540
                       American Express Co. 3.75% 2007.............................     5,000,000        5,093,225
                       Axa 8.60% 2030..............................................     5,000,000        6,302,460
                       Bank of America Corp. 6.25% 2012............................     5,000,000        5,511,880
                       Boeing Capital Corp. 4.75% 2008.............................     2,995,000        3,089,696
                       Citicorp, Series MTNC 6.75% 2007............................     5,000,000        5,556,915
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% 2006........     5,000,000        5,340,790
                       Everest Reinsurance Holdings, Inc. 8.50% 2005...............     1,570,000        1,683,556
                       Everest Reinsurance Holdings, Inc. 8.75% 2010...............     1,130,000        1,369,542

---------------------
    4

                                                                                       PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       General Electric Capital Corp., Series MTNA 6.75% 2032......   $ 5,000,000     $  5,535,605
                       General Re Corp. 9.00% 2009.................................     5,000,000        6,308,830
                       Hartford Life, Inc. 7.38% 2031..............................     5,000,000        5,862,415
                       Household Finance Corp. 6.38% 2011..........................     5,000,000        5,505,920
                       J.P. Morgan & Co., Inc. 6.25% 2005..........................     5,000,000        5,403,190
                       John Hancock Funds 7.38% 2024*..............................     5,000,000        5,649,590
                       Morgan Stanley 5.30% 2013...................................     5,000,000        5,107,525
                       Ohio National Life Insurance Co. 8.50% 2026*................       200,000          231,567
                       Postal Square LP 8.95% 2022.................................     4,322,900        5,662,178
                       Private Export Funding Corp., Series M 5.34% 2006...........     5,000,000        5,340,880
                       US Bancorp 7.50% 2026.......................................       400,000          471,601
                       Wells Fargo Financial, Inc. 5.50% 2012......................     5,000,000        5,272,345
                                                                                                      -------------
                                                                                                        95,956,250
                                                                                                      -------------
                       HEALTHCARE -- 1.5%
                       Johnson & Johnson 4.95% 2033................................     5,000,000        4,547,330
                       Schering-Plough Corp. 6.50% 2033............................     4,870,000        5,065,950
                       UnitedHealth Group, Inc. 5.20% 2007.........................     1,685,000        1,803,086
                       UnitedHealth Group, Inc. 7.50% 2005.........................     2,250,000        2,470,093
                                                                                                      -------------
                                                                                                        13,886,459
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 3.0%
                       FedEx Corp., Series 981A 6.72% 2022.........................     4,441,502        4,956,272
                       First Data Corp. 3.38% 2008.................................     4,000,000        3,972,728
                       General Dynamics Corp. 2.13% 2006...........................     3,615,000        3,594,040
                       SCL Terminal Aereo Santiago SA 6.95% 2012*..................     4,409,859        4,787,211
                       United Parcel Service, Inc. 8.38% 2020......................     5,000,000        6,447,410
                       United Technologies Corp. 6.63% 2004........................     5,000,000        5,215,590
                                                                                                      -------------
                                                                                                        28,973,251
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 1.9%
                       Continental Airlines, Inc., Series 01-1 6.70% 2022..........     4,353,640        4,260,187
                       Continental Airlines, Inc., Series 98-3 Pass Through 6.32%
                         2008......................................................     5,000,000        4,931,728
                       Reed Elsevier Capital, Inc. 6.75% 2011......................     2,705,000        3,102,497
                       Viacom, Inc. 6.40% 2006.....................................     5,000,000        5,399,205
                                                                                                      -------------
                                                                                                        17,693,617
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 2.1%
                       Computer Sciences Corp. 7.38% 2011..........................     3,280,000        3,857,346
                       Hewlett-Packard Co. 7.15% 2005..............................     5,000,000        5,375,620
                       Pitney Bowes, Inc. 5.50% 2004...............................     5,000,000        5,057,890
                       Verizon Global Funding Corp. 6.88% 2012.....................     5,000,000        5,608,625
                                                                                                      -------------
                                                                                                        19,899,481
                                                                                                      -------------
                       MATERIALS -- 0.5%
                       Alcoa, Inc. 4.25% 2007......................................     5,000,000        5,198,870
                                                                                                      -------------
                       MUNICIPAL BONDS -- 1.2%
                       California State General Obligation 5.25% 2023..............     4,630,000        4,782,605
                       Illinois State General Obligation Pension 5.10% 2033........     2,860,000        2,629,684
                       Sonoma County, California Pension Obligation 3.24% 2008.....     3,730,000        3,648,723
                                                                                                      -------------
                                                                                                        11,061,012
                                                                                                      -------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.6%
                       Province of British Columbia 4.63% 2006.....................     5,000,000        5,270,835
                                                                                                      -------------

                                                           ---------------------

                                                                                       PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES -- 39.9%
                       Federal Home Loan Mtg. Corp. 7.50% 2027.....................   $    29,409     $     31,638
                       Federal Home Loan Mtg. Corp. 14.75% 2010....................        19,447           22,594
                       Federal National Mtg. Assoc. 4.50% 2018.....................    24,686,863       24,743,511
                       Federal National Mtg. Assoc. 5.00% 2017 - 2018..............    76,918,524       78,548,063
                       Federal National Mtg. Assoc. 6.00% 2010.....................        27,973           29,408
                       Federal National Mtg. Assoc. 6.50% 2008 - 2011..............        21,837           23,139
                       Government National Mtg. Assoc. 5.00% 2017 - 2018...........    24,712,961       25,350,071
                       Government National Mtg. Assoc. 5.50% 2032 - 2033...........    63,376,284       64,497,315
                       Government National Mtg. Assoc. 6.00% 2028 - 2033...........    98,893,449      102,879,268
                       Government National Mtg. Assoc. 6.50% 2009 - 2032...........    56,654,683       59,820,251
                       Government National Mtg. Assoc. 7.00% 2009 - 2032...........     8,074,476        8,627,581
                       Government National Mtg. Assoc. 7.50% 2022 - 2029...........    10,175,311       10,946,379
                       Government National Mtg. Assoc. 8.00% 2029 - 2031...........     2,929,508        3,187,016
                       Government National Mtg. Assoc. 10.00% 2014 - 2017..........       260,190          289,968
                       Government National Mtg. Assoc. 11.50% 2014.................         3,138            3,568
                       Government National Mtg. Assoc. 12.00% 2016.................           767              878
                       Government National Mtg. Assoc. 12.75% 2014.................        38,931           45,019
                       Government National Mtg. Assoc. 13.50% 2014.................         3,458            4,037
                                                                                                      -------------
                                                                                                       379,049,704
                                                                                                      -------------
                       U.S. GOVERNMENT OBLIGATIONS -- 25.5%
                       United States Treasury Bonds 5.38% 2031.....................    65,000,000       67,785,380
                       United States Treasury Bonds 10.38% 2012....................    20,000,000       25,516,400
                       United States Treasury Notes 1.63% 2005.....................    50,000,000       49,980,450
                       United States Treasury Notes 2.00% 2006.....................    50,000,000       50,009,750
                       United States Treasury Notes 2.88% 2004.....................    13,050,000       13,169,290
                       United States Treasury Notes 4.00% 2012.....................    25,000,000       24,759,775
                       United States Treasury Notes 5.88% 2004.....................    10,000,000       10,400,780
                                                                                                      -------------
                                                                                                       241,621,825
                                                                                                      -------------
                       UTILITIES -- 1.3%
                       Hydro-Quebec, Series HY 8.40% 2022..........................     5,000,000        6,554,255
                       KeySpan Corp. 6.15% 2006....................................     5,000,000        5,404,020
                                                                                                      -------------
                                                                                                        11,958,275
                                                                                                      -------------
                       TOTAL BONDS & NOTES (cost $865,976,752).....................                    884,235,950
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $911,141,571).............                    929,620,955
                                                                                                      -------------
                       REPURCHASE AGREEMENTS -- 0.2%
                       --------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement
                         (See Note 2)..............................................       977,000          977,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note 2)....       988,000          988,000
                                                                                                      -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $1,965,000)...............                      1,965,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                         (cost $913,106,571)@                        98.2%                             931,585,955
                       Other assets less liabilities --               1.8                               17,155,683
                                                                    ------                            -------------
                       NET ASSETS --                                100.0%                            $948,741,638
                                                                    ======                            =============

              -----------------------------

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $10,668,368 representing 1.1% of net assets.

              @  See Note 5

              Pass Through -- These certificates are backed by a pool of mortgages or other loans on which principal payments are periodically made. Therefore, the effective maturity is shorter than the stated maturity.

              See Notes to Financial Statements

---------------------
    6

---------------------

    ANCHOR SERIES TRUST
    ASSET ALLOCATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                        VALUE
                       COMMON STOCK -- 59.7%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 3.2%
                       Apparel & Textiles -- 0.6%
                       Columbia Sportswear Co.+....................................        6,600   $      359,700
                       Deckers Outdoor Corp.+......................................        2,700           55,350
                       Jones Apparel Group, Inc. ..................................       27,600          972,348
                       NIKE, Inc., Class B.........................................       23,400        1,601,964
                       Quiksilver, Inc.+...........................................       21,000          372,330

                       Automotive -- 0.8%
                       General Motors Corp. .......................................       20,100        1,073,340
                       Monaco Coach Corp.+.........................................       40,000          952,000
                       PACCAR, Inc. ...............................................       19,700        1,676,864
                       Superior Industries International, Inc. ....................        7,700          335,104

                       Housing & Household Durables -- 0.4%
                       D.R. Horton, Inc. ..........................................       27,500        1,189,650
                       KB Home Corp. ..............................................        3,000          217,560
                       Simpson Manufacturing Co., Inc.+............................        9,500          483,170

                       Retail -- 1.4%
                       AnnTaylor Stores Corp.+.....................................       12,500          487,500
                       Costco Wholesale Corp.+.....................................       65,700        2,442,726
                       Hollywood Entertainment Corp.+..............................       36,600          503,250
                       May Department Stores Co. ..................................       19,500          566,865
                       Neiman Marcus Group, Inc., Class A+.........................       12,900          692,343
                       Restoration Hardware, Inc.+.................................        4,100           19,475
                       Sears Roebuck & Co. ........................................       10,000          454,900
                       Tiffany & Co. ..............................................       12,300          555,960
                       United Natural Foods, Inc.+.................................       15,600          560,196
                       Wal-Mart de Mexico SA de CV ADR.............................       34,000          960,500
                                                                                                   ---------------
                                                                                                       16,533,095
                                                                                                   ---------------
                       CONSUMER STAPLES -- 3.6%
                       Food, Beverage & Tobacco -- 2.1%
                       Altria Group, Inc. .........................................       12,000          653,040
                       ConAgra Foods, Inc. ........................................       23,000          606,970
                       Dean Foods Co.+.............................................       14,700          483,189
                       Diageo, PLC ADR.............................................       11,000          581,460
                       Hershey Foods Corp. ........................................       13,400        1,031,666
                       Kroger Co.+.................................................      232,300        4,299,873
                       PepsiCo, Inc. ..............................................       38,300        1,785,546
                       SunOpta, Inc.+..............................................       52,600          485,498
                       SUPERVALU, Inc. ............................................       17,500          500,325

                       Household & Personal Products -- 1.5%
                       Avon Products, Inc. ........................................       47,900        3,232,771
                       Estee Lauder Cos., Inc., Class A............................       15,900          624,234
                       Kimberly-Clark Corp. .......................................       32,200        1,902,698
                       Procter & Gamble Co. .......................................       19,900        1,987,612
                                                                                                   ---------------
                                                                                                       18,174,882
                                                                                                   ---------------

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       ENERGY -- 4.9%
                       Energy Services -- 2.3%
                       Baker Hughes, Inc. .........................................       35,700   $    1,148,112
                       FPL Group, Inc. ............................................       56,400        3,689,688
                       Nabors Industries, Ltd.+....................................       27,300        1,132,950
                       Pinnacle West Capital Corp. ................................       65,100        2,605,302
                       Schlumberger, Ltd. .........................................       35,000        1,915,200
                       Southern Co. ...............................................       17,000          514,250
                       Valero Energy Corp. ........................................       12,041          557,980

                       Energy Sources -- 2.6%
                       Apache Corp. ...............................................        4,000          324,400
                       BP, PLC ADR.................................................       60,000        2,961,000
                       ChevronTexaco Corp. ........................................       15,200        1,313,128
                       ConocoPhillips..............................................       10,540          691,108
                       Devon Energy Corp. .........................................       13,566          776,789
                       Exxon Mobil Corp. ..........................................       48,000        1,968,000
                       Hydrogenics Corp.+..........................................       34,300          211,288
                       Quantum Fuel Systems Technologies Worldwide, Inc.+..........       25,600          205,824
                       Royal Dutch Petroleum Co. -- NY.............................       52,500        2,750,475
                       Tri-Union Development Corp.(1)..............................          295                3
                       Tribo Petroleum Corp. Class A(1)(6).........................          500                5
                       Unocal Corp. ...............................................       53,800        1,981,454
                                                                                                   ---------------
                                                                                                       24,746,956
                                                                                                   ---------------
                       FINANCE -- 12.2%
                       Banks -- 5.3%
                       Bank of America Corp. ......................................       58,400        4,697,112
                       Banner Corp. ...............................................       13,700          344,555
                       Charter One Financial, Inc. ................................       20,895          721,922
                       City National Corp. ........................................        2,800          173,936
                       East-West Bancorp, Inc. ....................................        5,900          316,712
                       FleetBoston Financial Corp. ................................       67,500        2,946,375
                       Frontier Financial Corp. ...................................        1,700           56,372
                       Greater Bay Bancorp. .......................................        9,700          276,256
                       Greenpoint Financial Corp. .................................       27,650          976,598
                       Investors Financial Services Corp. .........................       18,700          718,267
                       Key Corp. ..................................................        5,300          155,396
                       Pacific Capital Bancorp. ...................................        1,000           36,820
                       PNC Financial Services Group................................       56,200        3,075,826
                       TCF Financial Corp. ........................................       24,500        1,258,075
                       U.S. Bancorp. ..............................................       52,500        1,563,450
                       Wachovia Corp. .............................................       60,800        2,832,672
                       Washington Federal, Inc. ...................................       28,545          810,678
                       Wells Fargo & Co. ..........................................       98,165        5,780,937

                       Financial Services -- 4.5%
                       A.G. Edwards, Inc. .........................................       21,300          771,699
                       Affiliated Managers Group, Inc.+............................        9,400          654,146
                       American Capital Strategies, Ltd. ..........................       59,100        1,757,043
                       Charles Schwab Corp. .......................................       30,700          363,488
                       Citigroup, Inc. ............................................       90,900        4,412,286
                       Countrywide Credit Industries, Inc. ........................       16,533        1,254,053
                       Fannie Mae..................................................       14,700        1,103,382
                       Fidelity National Financial, Inc. ..........................       54,150        2,099,937
                       First Albany Cos., Inc. ....................................       15,400          216,216
                       Franklin Resources, Inc. ...................................       13,800          718,428
                       Freddie Mac.................................................       56,400        3,289,248
                       J.P. Morgan Chase & Co. ....................................      125,100        4,594,923

---------------------
    8

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Financial Services (continued)
                       MGIC Investment Corp. ......................................        6,000   $      341,640
                       Morgan Stanley..............................................       14,500          839,115
                       T. Rowe Price Group, Inc. ..................................        9,000          426,690

                       Insurance -- 2.4%
                       ACE, Ltd. ..................................................       55,000        2,278,100
                       AFLAC, Inc. ................................................       18,000          651,240
                       Allstate Corp. .............................................      122,700        5,278,554
                       Ambac Financial Group, Inc. ................................       11,500          797,985
                       HCC Insurance Holdings, Inc. ...............................       21,800          693,240
                       PMI Group, Inc. ............................................       12,700          472,821
                       RenaissanceRe Holdings, Ltd. ...............................        5,000          245,250
                       StanCorp Financial Group, Inc. .............................       11,000          691,680
                       XL Capital, Ltd., Class A...................................       15,000        1,163,250
                                                                                                   ---------------
                                                                                                       61,856,373
                                                                                                   ---------------
                       HEALTHCARE -- 8.1%
                       Drugs -- 5.5%
                       Abbott Laboratories.........................................       13,000          605,800
                       Accredo Health, Inc.+.......................................       11,200          354,032
                       Allergan, Inc. .............................................        5,600          430,136
                       AmerisourceBergen Corp. ....................................       16,900          948,935
                       Amgen, Inc.+................................................        6,960          430,128
                       Antigenics, Inc.+...........................................       27,600          312,432
                       Bristol-Myers Squibb Co. ...................................       88,100        2,519,660
                       Cardinal Health, Inc. ......................................       46,400        2,837,824
                       Corixa Corp.+...............................................      168,900        1,020,156
                       Dendreon Corp.+.............................................       90,700          731,042
                       Eden Bioscience Corp.+......................................       36,200           51,730
                       Express Scripts, Inc., Class A+.............................       16,400        1,089,452
                       Medicis Pharmaceutical Corp., Class A.......................        7,400          527,620
                       Merck & Co., Inc. ..........................................       37,300        1,723,260
                       Mylan Laboratories, Inc. ...................................      271,950        6,869,457
                       Myriad Genetics, Inc.+......................................       27,600          354,936
                       Neose Technologies, Inc.+...................................       36,200          333,040
                       Pain Therapeutics, Inc.+....................................       55,400          385,030
                       Pfizer, Inc. ...............................................       97,500        3,444,675
                       Pharmacyclics, Inc.+........................................       55,500          410,700
                       Schering-Plough Corp. ......................................       44,300          770,377
                       Teva Pharmaceutical Industries, Ltd. ADR....................       16,000          907,360
                       Watson Pharmaceuticals, Inc.+...............................        3,900          179,400
                       Zymogenetics, Inc.+.........................................       33,400          517,700

                       Health Services -- 0.5%
                       Caremark Rx, Inc.+..........................................        2,300           58,259
                       Covance, Inc.+..............................................       35,000          938,000
                       Health Net, Inc.+...........................................       17,700          578,790
                       IMS Health, Inc. ...........................................       29,501          733,395
                       Neurocrine Biosciences, Inc.+...............................        1,900          103,626
                       WellPoint Health Networks, Inc.+............................        2,100          203,679

                       Medical Products -- 2.1%
                       Affymetrix, Inc.+...........................................       19,400          477,434
                       Applied Biosystems Group -- Applera Corp. ..................        5,300          109,763
                       Baxter International, Inc. .................................       26,000          793,520
                       Becton Dickinson & Co. .....................................       13,500          555,390
                       Emisphere Technologies, Inc.+...............................       57,400          314,552
                       Genentech, Inc.+............................................        4,100          383,637
                       Guidant Corp. ..............................................       47,100        2,835,420

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products (continued)
                       ICOS Corp.+.................................................       16,000   $      660,480
                       Johnson & Johnson...........................................       46,100        2,381,526
                       Microvision, Inc.+..........................................       50,700          386,334
                       OraSure Technologies, Inc.+.................................      127,800        1,017,288
                       SonoSite, Inc.+.............................................       47,500        1,018,400
                                                                                                   ---------------
                                                                                                       41,304,375
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 5.9%
                       Aerospace & Military Technology -- 1.3%
                       Boeing Co. .................................................      104,800        4,416,272
                       General Dynamics Corp. .....................................       10,000          903,900
                       Lockheed Martin Corp. ......................................        7,900          406,060
                       Northrop Grumman Corp. .....................................        7,650          731,340

                       Business Services -- 1.8%
                       Acxiom Corp.+...............................................       37,700          700,089
                       Building Materials Holding Corp. ...........................       40,300          625,859
                       Convergys Corp.+............................................       11,200          195,552
                       Euronet Services, Inc.+.....................................       28,200          507,600
                       Exult, Inc.+................................................       71,600          509,792
                       First Consulting Group, Inc.+...............................       30,600          172,278
                       First Data Corp. ...........................................       54,800        2,251,732
                       Genuine Parts Co. ..........................................       14,000          464,800
                       Getty Images, Inc.+.........................................       29,700        1,488,861
                       Gevity HR, Inc. ............................................       15,500          344,720
                       Headwaters, Inc.+...........................................       36,500          716,130
                       Kroll, Inc.+................................................       10,800          280,800
                       Republic Services, Inc.+....................................       31,400          804,782
                       Robert Half International, Inc.+............................       14,700          343,098

                       Machinery -- 0.6%
                       Cascade Corp. ..............................................        4,000           89,200
                       Federal Signal Corp. .......................................       34,400          602,688
                       Lincoln Electric Holdings, Inc. ............................       24,000          593,760
                       Magna International, Inc., Class A ADR......................       14,700        1,176,735
                       Teleflex, Inc. .............................................       15,500          749,115

                       Multi-Industry -- 1.9%
                       Dionex Corp.+...............................................        1,200           55,224
                       General Electric Co. .......................................       71,000        2,199,580
                       Honeywell International, Inc. ..............................      103,000        3,443,290
                       Tyco International, Ltd. ...................................      141,000        3,736,500

                       Transportation -- 0.3%
                       Expeditors International of Washington, Inc. ...............       17,000          640,220
                       West Marine, Inc.+..........................................       32,800          912,168
                                                                                                   ---------------
                                                                                                       30,062,145
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 5.6%
                       Broadcasting & Media -- 2.1%
                       Comcast Corp., Class A+.....................................       36,014        1,183,780
                       Comcast Corp., Sp. Class A+.................................       87,200        2,727,616
                       Knight-Ridder, Inc. ........................................        6,600          510,642
                       Liberty Media Corp.+........................................      234,800        2,791,772
                       Sirius Satellite Radio, Inc.+...............................      156,700          495,172
                       Univision Communications, Inc., Class A+....................       11,200          444,528
                       Viacom, Inc., Class A.......................................       21,700          960,659
                       Viacom, Inc., Class B.......................................       35,000        1,553,300

---------------------
    10

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Entertainment Products -- 0.8%
                       Mattel, Inc. ...............................................      224,100   $    4,318,407

                       Leisure & Tourism -- 2.7%
                       Alaska Air Group, Inc.+.....................................       17,300          472,117
                       Carnival Corp. .............................................      197,000        7,826,810
                       Hilton Hotels Corp. ........................................       12,500          214,125
                       Intrawest Corp. ............................................       56,500        1,044,685
                       Jack In The Box, Inc.+......................................        3,000           64,080
                       Mandalay Resort Group.......................................       33,100        1,480,232
                       McDonald's Corp. ...........................................       26,000          645,580
                       Papa John's International, Inc.+............................        9,600          320,448
                       Starbucks Corp.+............................................       14,600          482,676
                       WestCoast Hospitality Corp.+................................       63,300          298,776
                       Yum! Brands, Inc.+..........................................       21,200          729,280
                                                                                                   ---------------
                                                                                                       28,564,685
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 9.5%
                       Communication Equipment -- 0.0%
                       REMEC, Inc.+................................................        4,300           36,163
                       ViaSat, Inc.+...............................................       15,300          292,842

                       Computers & Business Equipment -- 2.4%
                       Advanced Digital Information Corp.+.........................       72,000        1,008,000
                       Diebold, Inc. ..............................................       22,500        1,212,075
                       Electronics for Imaging, Inc.+..............................       24,500          637,490
                       Fair Issac Corp. ...........................................        3,500          172,060
                       Harris Corp. ...............................................       22,000          834,900
                       Hewlett-Packard Co. ........................................      120,300        2,763,291
                       InFocus Corp.+..............................................       38,300          370,744
                       International Business Machines Corp. ......................       38,600        3,577,448
                       Komag, Inc.+................................................       19,542          285,900
                       RadiSys Corp.+..............................................       32,000          539,520
                       Synopsys, Inc.+.............................................       19,900          671,824

                       Electronics -- 1.8%
                       Applied Materials, Inc.+....................................        6,300          141,435
                       Arrow Electronics, Inc.+....................................       10,700          247,598
                       Atmel Corp.+................................................        7,000           42,070
                       Credence Systems Corp.+.....................................       43,200          568,512
                       Digimarc Corp.+.............................................       60,900          809,970
                       Electro Scientific Industries, Inc.+........................       28,700          683,060
                       Emerson Electric Co. .......................................        6,300          407,925
                       FEI Co.+....................................................       46,300        1,041,750
                       Intel Corp. ................................................       24,700          795,340
                       KLA-Tencor Corp.+...........................................        2,700          158,409
                       Lattice Semiconductor Corp.+................................       42,600          412,368
                       LSI Logic Corp.+............................................       11,300          100,231
                       Microchip Technology, Inc. .................................       24,250          808,980
                       Pixelworks, Inc.+...........................................      115,050        1,270,152
                       Tektronix, Inc. ............................................       25,500          805,800
                       Trimble Navigation Limited+.................................       15,700          584,668
                       TriQuint Semiconductor, Inc.+...............................       21,600          152,712

                       Internet Content -- 0.8%
                       Aquantive, Inc.+............................................        7,000           71,750
                       Click2learn, Inc.+..........................................      204,500          429,450
                       Corillian Corp.+............................................      115,100          726,281
                       Lionbridge Technologies, Inc.+..............................       66,000          634,260

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Internet Content (continued)
                       Primus Knowledge Solutions, Inc.+...........................      259,800   $    1,634,142
                       WatchGuard Technologies, Inc.+..............................       68,400          398,088

                       Software -- 2.9%
                       Actuate Corp.+..............................................        6,700           20,837
                       Adobe Systems, Inc. ........................................       16,200          636,660
                       BMC Software, Inc.+.........................................       77,800        1,450,970
                       BSQUARE Corp.+..............................................      281,300          402,259
                       Business Objects SA ADR+....................................        8,200          284,294
                       Computer Associates International, Inc. ....................      128,600        3,515,924
                       Immersion Corp.+............................................       33,000          196,350
                       Informatica Corp.+..........................................       26,100          268,830
                       Intraware, Inc.+............................................      290,400          601,128
                       Microsoft Corp. ............................................      152,300        4,194,342
                       NetIQ Corp.+................................................       32,600          431,950
                       Nuance Communications, Inc.+................................       42,000          320,880
                       Online Resources and Communications Corp.+..................       46,500          307,318
                       Onyx Software Corp.+........................................      122,987          484,569
                       PDF Solutions, Inc.+........................................       29,500          439,550
                       Peoplesoft, Inc.+...........................................       21,500          490,200
                       Quest Software, Inc.+.......................................        7,300          103,660
                       Scansoft, Inc.+.............................................      111,300          592,116
                       Siebel Systems, Inc.+.......................................        7,700          106,799
                       Sybase, Inc.+...............................................        6,700          137,886

                       Telecommunications -- 1.6%
                       ALLTEL Corp. ...............................................       15,500          721,990
                       AT&T Wireless Services, Inc.+...............................       51,900          414,681
                       Cisco Systems, Inc.+........................................       10,600          257,474
                       Gilat Satellite Networks, Ltd.+.............................       11,300           55,257
                       Interdigital Commerce Corp.+................................       27,500          567,600
                       Latitude Communications, Inc.+..............................       58,700          230,750
                       Motorola, Inc. .............................................      159,500        2,244,165
                       Primus Telecommunications Group, Inc.+......................       10,300          104,854
                       SBC Communications, Inc. ...................................       84,400        2,200,308
                       United States Cellular Corp.+...............................        5,900          209,450
                       Verizon Communications, Inc. ...............................       28,400          996,272
                                                                                                   ---------------
                                                                                                       48,316,531
                                                                                                   ---------------
                       MATERIALS -- 1.5%
                       Chemicals -- 0.4%
                       Cabot Corp. ................................................       19,200          611,328
                       Dow Chemical Co. ...........................................       11,000          457,270
                       du Pont (E.I.) de Nemours and Co. ..........................        4,000          183,560
                       Monsanto Co. ...............................................        8,000          230,240
                       PPG Industries, Inc. .......................................        3,300          211,266
                       Valspar Corp. ..............................................        9,900          489,258

                       Forest Products -- 0.3%
                       Louisiana-Pacific Corp.+....................................       40,300          720,564
                       Weyerhaeuser Co. ...........................................        9,600          614,400

                       Metals & Minerals -- 0.8%
                       Alcoa, Inc. ................................................       27,600        1,048,800
                       Greenbrier Cos., Inc.+......................................       35,800          599,650
                       Liquidmetal Technologies, Inc.+.............................       64,400          182,896
                       Oregon Steel Mills, Inc.+...................................       50,400          292,824

---------------------
    12

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Precision Castparts Corp. ..................................       10,900   $      494,969
                       Schnitzer Steel Industries, Inc. ...........................       21,700        1,312,850
                                                                                                   ---------------
                                                                                                        7,449,875
                                                                                                   ---------------
                       REAL ESTATE -- 4.8%
                       Real Estate Companies -- 0.0%
                       Friedman, Billings, Ramsey Group, Inc. .....................        8,000          184,640
                       Michigan Developments, Inc. Class A+........................        6,350          177,292

                       Real Estate Investment Trusts -- 4.8%
                       AMB Property Corp. .........................................       26,100          858,168
                       Annaly Mtg. Management, Inc. ...............................       19,700          362,480
                       Apartment Investment & Management Co., Class A..............       21,500          741,750
                       Arden Realty Group, Inc. ...................................       16,800          509,712
                       AvalonBay Communities, Inc. ................................       10,900          521,020
                       Boston Properties, Inc. ....................................        8,600          414,434
                       Capital Automotive REIT.....................................       19,200          614,400
                       CarrAmerica Realty Corp. ...................................       16,700          497,326
                       CenterPoint Properties Corp. ...............................        4,600          344,540
                       Corporate Office Properties Trust...........................       37,500          787,500
                       Developers Diversified Reality Corp. .......................       17,500          587,475
                       Duke Realty Corp. ..........................................       20,500          635,500
                       Equity Office Properties Trust..............................       42,500        1,217,625
                       Equity Residential..........................................       40,700        1,201,057
                       FelCor Lodging Trust, Inc.+.................................       19,900          220,492
                       General Growth Properties, Inc. ............................       48,900        1,356,975
                       Health Care Property Investors, Inc. .......................       48,200        2,448,560
                       Healthcare Realty Trust, Inc. ..............................       10,000          357,500
                       Hospitality Properties Trust................................       21,400          883,392
                       Host Marriott Corp.+........................................       27,300          336,336
                       iStar Financial, Inc. ......................................       12,600          490,140
                       Kimco Realty Corp. .........................................       17,700          792,075
                       Macerich Co. ...............................................       22,200          987,900
                       Mills Corp. ................................................       14,000          616,000
                       Nationwide Health Properties, Inc. .........................       54,400        1,063,520
                       Plum Creek Timber Co., Inc. ................................       45,500        1,385,475
                       ProLogis....................................................       24,000          770,160
                       Public Storage, Inc. .......................................        8,700          377,493
                       Shurgard Storage Centers, Inc. .............................       14,300          538,395
                       Simon Property Group, Inc. .................................       23,000        1,065,820
                       SL Green Realty Corp. ......................................        9,000          369,450
                       United Dominion Realty Trust, Inc. .........................       22,000          422,400
                       Vornado Realty Trust........................................       10,500          574,875
                                                                                                   ---------------
                                                                                                       24,711,877
                                                                                                   ---------------
                       UTILITIES -- 0.4%
                       Electric Utilities -- 0.3%
                       NiSource, Inc. .............................................       76,800        1,684,992

                       Gas & Pipeline Utilities -- 0.1%
                       Tidewater, Inc. ............................................       11,400          340,632
                                                                                                   ---------------
                                                                                                        2,025,624
                                                                                                   ---------------
                       TOTAL COMMON STOCK (cost $274,145,675)......................                   303,746,418
                                                                                                   ---------------

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES -- 34.2%                                          AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 0.2%
                       Ford Motor Co. 6.38% 2029...................................  $ 1,200,000   $    1,070,549
                                                                                                   ---------------
                       CONSUMER STAPLES -- 0.5%
                       ConAgra, Inc. 8.25% 2030....................................    1,500,000        1,882,293
                       Fred Meyer, Inc. 7.45% 2008.................................      800,000          911,146
                                                                                                   ---------------
                                                                                                        2,793,439
                                                                                                   ---------------
                       ENERGY -- 1.9%
                       Arizona Public Service Co. 6.50% 2012.......................    1,000,000        1,102,629
                       Burlington Resources Finance Co. 6.68% 2011.................    1,000,000        1,123,890
                       Covanta Energy Corp. 9.25% 2022+(1)(2)......................    1,500,000        1,050,000
                       Hanover Compressor Co. 4.75% 2008...........................      750,000          693,750
                       Petro-Canada 4.00% 2013.....................................    1,000,000          923,293
                       Petrobas International Finance Co. 9.75% 2011...............    1,500,000        1,747,500
                       Phillips Petroleum Co. 8.75% 2010...........................    1,250,000        1,561,501
                       Tesoro Petroleum Corp., Series B 9.00% 2008.................    1,000,000        1,037,500
                       Tri-Union Development Corp. 12.50% 2006(1)..................      423,000          186,120
                       Tri-Union Development Corp., Series AI 12.50% 2006(1).......       31,250           13,750
                                                                                                   ---------------
                                                                                                        9,439,933
                                                                                                   ---------------
                       FINANCE -- 4.1%
                       Athena Neurosciences Finance, LLC 7.25% 2008................    1,250,000        1,122,500
                       CIT Group, Inc. 7.38% 2007..................................      500,000          564,745
                       Citigroup, Inc. 6.75% 2005..................................      750,000          814,790
                       Citigroup, Inc. 7.25% 2010..................................    1,750,000        2,039,726
                       Discover Card Master Trust I 1.86% 2013(3)..................      700,000          696,577
                       DVI, Inc. 9.88% 2004+(2)....................................    1,450,000          407,813
                       Ford Motor Credit Co. 7.38% 2011............................    1,200,000        1,307,928
                       General Motors Acceptance Corp. 7.75% 2010..................    1,750,000        1,983,726
                       Goldman Sachs Group, Inc. 6.88% 2011........................    1,750,000        1,987,314
                       HIH Capital, Ltd. 7.50% 2006*...............................      750,000          595,000
                       J.P. Morgan Chase & Co. 6.75% 2011..........................    1,750,000        1,973,284
                       Jefferies Group, Inc. 7.75% 2012............................    1,000,000        1,118,685
                       Legg Mason, Inc. 6.75% 2008.................................      500,000          557,068
                       Merrill Lynch & Co., Inc. 6.00% 2009........................    1,750,000        1,923,796
                       Morgan Stanley Group, Inc. 6.75% 2011.......................    1,000,000        1,131,420
                       PDVSA Finance, Ltd. 8.50% 2012..............................      750,000          727,500
                       Vendee Mortgage Trust 7.50% 2014............................    1,718,000        1,846,575
                                                                                                   ---------------
                                                                                                       20,798,447
                                                                                                   ---------------
                       HEALTHCARE -- 1.5%
                       Cardinal Health, Inc. 6.75% 2011............................    1,500,000        1,713,605
                       HCA, Inc. 8.75% 2010........................................    1,500,000        1,786,102
                       HEALTHSOUTH Corp. 7.63% 2012................................      750,000          701,250
                       IVAX Corp. 4.50% 2008.......................................    2,500,000        2,525,000
                       Nektar Therapeutics 5.00% 2007..............................    1,000,000          926,250
                       Vertex Pharmaceuticals, Inc. 5.00% 2007.....................      250,000          221,875
                                                                                                   ---------------
                                                                                                        7,874,082
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 1.6%
                       Allied Waste North America, Inc. 7.88% 2013.................    1,250,000        1,353,125
                       Cendant Corp. 6.88% 2006....................................    1,000,000        1,097,142
                       Lockheed Martin Corp. 8.50% 2029............................    1,500,000        1,965,559
                       Norfolk Southern Corp. 7.25% 2031...........................    1,250,000        1,415,516
                       Norfolk Southern Corp. 7.80% 2027...........................      500,000          600,528
                       Orbital Sciences Corp., Series B 9.00% 2011.................      300,000          326,250
                       Waste Management, Inc. 7.38% 2010...........................    1,045,000        1,207,529
                                                                                                   ---------------
                                                                                                        7,965,649
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 3.7%
                       AOL Time Warner, Inc. 7.63% 2031............................    1,200,000        1,384,522
                       Carnival Corp. 3.75% 2007...................................      250,000          250,447
                       Cox Enterprises, Inc. 7.88% 2010............................    1,500,000        1,776,428

---------------------
    14

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Mandalay Resort Group, Series B 10.25% 2007.................  $ 2,500,000   $    2,887,500
                       Northwest Airlines, Inc., Series 96-1 8.97% 2016............      128,323           87,771
                       Old Evangeline Downs, LLC 13.00% 2010(6)....................    1,500,000        1,612,500
                       Olympus Communications LP, Series B 10.63% 2006+(2).........    1,000,000        1,062,500
                       Park Place Entertainment Corp. 7.50% 2009...................    1,500,000        1,650,000
                       Park Place Entertainment Corp. 9.38% 2007...................    1,000,000        1,132,500
                       Reed Elsevier Capital, Inc. 6.75% 2011......................    1,000,000        1,146,949
                       Riviera Holdings Corp. 11.00% 2010..........................    2,000,000        2,075,000
                       Royal Caribbean Cruises 8.75% 2011..........................      500,000          565,000
                       Southwest Airlines Co., Series 01-1 5.50% 2006..............    1,500,000        1,598,834
                       United AirLines, Inc., Series 00-2 7.19% 2011(5)............    1,717,759        1,474,387
                                                                                                   ---------------
                                                                                                       18,704,338
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 2.8%
                       BEA Systems, Inc. 4.00% 2006................................    1,500,000        1,505,625
                       Conexant Systems, Inc. (Convertible) 4.00% 2007.............    2,000,000        1,905,000
                       Deutsche Telekom International 8.50% 2010...................    1,000,000        1,209,116
                       Extreme Networks, Inc. 3.50% 2006...........................      750,000          713,438
                       Nortel Networks Corp. 4.25% 2008............................    1,000,000          946,240
                       Qwest Services Corp. 8.88% 2012*............................    1,000,000        1,147,500
                       RadiSys Corp. 5.50% 2007....................................      750,000          717,187
                       TriQuint Semiconductor, Inc. 4.00% 2007.....................    2,250,000        2,160,000
                       Vitesse Semiconductor Corp. 4.00% 2005......................    2,000,000        1,980,000
                       Vodafone Group, PLC 7.75% 2010..............................    1,500,000        1,777,792
                                                                                                   ---------------
                                                                                                       14,061,898
                                                                                                   ---------------
                       MATERIALS -- 0.5%
                       Champion International Corp. 7.15% 2027.....................    1,000,000        1,089,899
                       Praxair, Inc. 6.50% 2008....................................    1,500,000        1,666,722
                                                                                                   ---------------
                                                                                                        2,756,621
                                                                                                   ---------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.4%
                       Federal Republic of Brazil 8.00% 2014.......................      923,558          905,086
                       United Mexican States 9.88% 2010............................    1,000,000        1,262,500
                                                                                                   ---------------
                                                                                                        2,167,586
                                                                                                   ---------------
                       REAL ESTATE -- 1.3%
                       Developers Diversified Reality Corp. 4.63% 2010.............    1,000,000          994,531
                       Health Care Property Investors, Inc. 6.00% 2015.............      750,000          774,163
                       Health Care Property Investors, Inc. 6.88% 2015(4)..........      500,000          523,543
                       Nationwide Health Properties, Inc., Series MTNB 7.06%
                         2006......................................................    2,500,000        2,721,850
                       Shurgard Storage Centers, Inc. 5.88% 2013...................    1,000,000        1,018,440
                       Shurgard Storage Centers, Inc. 7.50% 2004...................      500,000          508,444
                                                                                                   ---------------
                                                                                                        6,540,971
                                                                                                   ---------------
                       U.S. GOVERNMENT AGENCIES -- 12.9%
                       Federal Home Loan Mtg. Assoc. 6.50% 2030....................    1,500,000        1,575,633
                       Federal Home Loan Mtg. Corp. 5.00% 2033.....................    2,425,984        2,395,882
                       Federal Home Loan Mtg. Corp. 5.50% 2017 - 2033..............    7,826,753        7,965,182
                       Federal Home Loan Mtg. Corp. 6.00% 2017 - 2033..............    4,442,454        4,614,309
                       Federal Home Loan Mtg. Corp. 6.50% 2014 - 2032..............    1,151,359        1,214,134
                       Federal Home Loan Mtg. Corp. 7.00% 2015 - 2032..............    1,326,626        1,412,219
                       Federal Home Loan Mtg. Corp. 7.50% 2030 - 2031..............      847,254          909,847
                       Federal Home Loan Mtg. Corp. 8.00% 2030.....................      149,187          160,914
                       Federal National Mtg. Assoc. 4.00% 2018.....................    6,543,773        6,384,969
                       Federal National Mtg. Assoc. 5.00% 2018.....................    4,784,266        4,885,761
                       Federal National Mtg. Assoc. 5.37% 2004(3)..................      849,293          835,954
                       Federal National Mtg. Assoc. 5.50% 2017 - 2033..............    4,985,335        5,073,446
                       Federal National Mtg. Assoc. 6.00% 2018 - 2033..............    6,067,818        6,282,491
                       Federal National Mtg. Assoc. 6.25% 2011.....................    1,000,000        1,105,454
                       Federal National Mtg. Assoc. 6.50% 2019 - 2032..............    4,864,123        5,091,773

                                                           ---------------------

                                                                                      PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                       AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       U.S. GOVERNMENT AGENCIES (continued)
                       Federal National Mtg. Assoc. 7.00% 2015 - 2032..............  $ 2,669,172   $    2,839,022
                       Federal National Mtg. Assoc. 7.50% 2028 - 2031..............    3,014,084        3,227,950
                       Federal National Mtg. Assoc. 8.00% 2016.....................    1,348,307        1,446,869
                       Government National Mtg. Assoc. 5.50% 2033..................    1,751,705        1,777,766
                       Government National Mtg. Assoc. 6.00% 2032 - 2033...........    2,203,947        2,280,949
                       Government National Mtg. Assoc. 6.50% 2023 - 2032...........    2,413,534        2,553,988
                       Government National Mtg. Assoc. 7.00% 2022 - 2028...........      379,875          406,965
                       Government National Mtg. Assoc. 7.50% 2028 - 2031...........    1,095,834        1,156,222
                                                                                                   ---------------
                                                                                                       65,597,699
                                                                                                   ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.1%
                       United States Treasury Bonds 5.38% 2031.....................      500,000          521,426
                       United States Treasury Notes 4.00% 2012.....................    3,000,000        2,971,173
                       United States Treasury Notes 5.00% 2011.....................    2,000,000        2,147,890
                                                                                                   ---------------
                                                                                                        5,640,489
                                                                                                   ---------------
                       UTILITIES -- 1.7%
                       Consolidated Natural Gas Co. 6.85% 2011.....................    1,250,000        1,420,945
                       El Paso Natural Gas Co. 7.50% 2026..........................    1,800,000        1,710,000
                       El Paso Natural Gas Co. 8.38% 2032..........................      500,000          511,000
                       El Paso Natural Gas Co., Series A 7.63% 2010................      250,000          256,875
                       Illinois Power Co. 7.50% 2009...............................    1,420,000        1,562,000
                       Metropolitan Edison Co. 4.95% 2013*.........................      500,000          481,722
                       Niagara Mohawk Power Corp. 7.75% 2006.......................    1,000,000        1,116,633
                       Public Service Co. of New Mexico 4.40% 2008.................      500,000          506,318
                       Southern Natural Gas Co. 8.00% 2032.........................      500,000          516,250
                       Texas-New Mexico Power Co. 6.25% 2009.......................      500,000          506,264
                                                                                                   ---------------
                                                                                                        8,588,007
                                                                                                   ---------------
                       TOTAL BONDS & NOTES (cost $164,593,784).....................                   173,999,708
                                                                                                   ---------------

                       WARRANTS -- 0.0%                                                SHARES
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT -- 0.0%
                       Leisure & Tourism -- 0.0%
                       Mikohn Gaming Corp. Expires 8/15/08*(1)(6)..................        1,500   $        1,125
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       Computers & Business Equipment -- 0.0%
                       Komag, Inc. Expires 6/30/2005...............................        4,347           30,429
                                                                                                   ---------------
                       TOTAL WARRANTS (cost $79)...................................                        31,554
                                                                                                   ---------------

                       TOTAL INVESTMENT SECURITIES (cost $438,739,538).............                   477,777,680
                                                                                                   ---------------

---------------------
    16

                                                                                      PRINCIPAL         VALUE
                       REPURCHASE AGREEMENTS -- 5.3%                                   AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       Agreement with State Street Bank & Trust Co., bearing
                         interest at 0.72%, dated 12/31/03, to be repurchased
                         1/02/04 in the amount of $27,058,082 and collateralized by
                         $27,601,438 of U.S. Treasury Bonds, bearing interest at
                         7.63%, due 11/15/22 and having an approximate value of
                         $27,601,438, (cost $27,057,000)...........................  $27,057,000   $   27,057,000
                                                                                                   ---------------

                       TOTAL INVESTMENTS --
                         (cost $465,796,538)@               99.2%                                     504,834,680
                       Other assets less liabilities --      0.8                                        3,955,125
                                                           ------                                  ---------------
                       NET ASSETS --                       100.0%                                  $  508,789,805
                                                           ------                                  ===============
                                                           ------

              -----------------------------

              +   Non-income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $2,225,347 representing 0.4% of net assets.

              @  See Note 5

              (1) Fair valued security -- See Note 2

              (2) Bond in default

              (3) Security is a floating rate bond where the coupon rate fluctuates. The rate reflected is as of December 31, 2003.

              (4) Variable rate security -- the rate reflected is as of December
                  31, 2003; maturity date reflects next reset date.

              (5) Company has filed Chapter 11.

              (6) Illiquid security

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    GROWTH AND INCOME
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                         VALUE
                       COMMON STOCK -- 100.1%                                            SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 8.0%
                       Apparel & Textiles -- 1.2%
                       NIKE, Inc., Class B.........................................        3,900      $   266,994

                       Housing & Household Durables -- 0.8%
                       Masco Corp. ................................................        6,200          169,942

                       Retail -- 6.0%
                       Gap, Inc....................................................       10,800          250,668
                       Lowe's Cos., Inc............................................        7,500          415,425
                       Target Corp.................................................        5,600          215,040
                       Wal-Mart Stores, Inc........................................        8,800          466,840
                                                                                                      ------------
                                                                                                        1,784,909
                                                                                                      ------------
                       CONSUMER STAPLES -- 6.4%
                       Food, Beverage & Tobacco -- 3.4%
                       Coca-Cola Co. ..............................................        8,600          436,450
                       PepsiCo, Inc. ..............................................        7,200          335,664

                       Household & Personal Products -- 3.0%
                       Gillette Co. ...............................................        9,300          341,589
                       Procter & Gamble Co. .......................................        3,200          319,616
                                                                                                      ------------
                                                                                                        1,433,319
                                                                                                      ------------
                       ENERGY -- 6.3%
                       Energy Services -- 1.5%
                       Schlumberger, Ltd. .........................................        6,300          344,736

                       Energy Sources -- 4.8%
                       ChevronTexaco Corp. ........................................        4,300          371,477
                       Exxon Mobil Corp. ..........................................       17,100          701,100
                                                                                                      ------------
                                                                                                        1,417,313
                                                                                                      ------------
                       FINANCE -- 20.2%
                       Banks -- 6.0%
                       Bank of America Corp. ......................................        6,100          490,623
                       Bank One Corp. .............................................        9,400          428,546
                       State Street Corp. .........................................        3,400          177,072
                       Wachovia Corp. .............................................        5,600          260,904

                       Financial Services -- 9.9%
                       American Express Co. .......................................        4,000          192,920
                       Citigroup, Inc. ............................................       19,467          944,928
                       Fannie Mae..................................................        3,800          285,228
                       Franklin Resources, Inc. ...................................        2,700          140,562
                       Goldman Sachs Group, Inc. ..................................        2,500          246,825
                       Merrill Lynch & Co., Inc. ..................................        6,800          398,820

                       Insurance -- 4.3%
                       American International Group, Inc.#.........................        8,275          548,467
                       Marsh & McLennan Cos., Inc. ................................        3,800          181,982
                       Travelers Property Casualty Corp., Class B..................       13,300          225,701
                                                                                                      ------------
                                                                                                        4,522,578
                                                                                                      ------------

---------------------
    18

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE -- 14.7%

                       Drugs -- 12.7%
                       Abbott Laboratories.........................................       10,100      $   470,660
                       Amgen, Inc.+................................................        4,400          271,920
                       Cardinal Health, Inc.  .....................................        3,900          238,524
                       Eli Lilly and Co. ..........................................        6,300          443,079
                       Genzyme Corp.+..............................................        3,700          182,558
                       Pfizer, Inc. ...............................................       25,000          883,250
                       Wyeth.......................................................        8,100          343,845

                       Medical Products -- 2.0%
                       Guidant Corp. ..............................................        1,900          114,380
                       Johnson & Johnson...........................................        3,500          180,810
                       Medtronic, Inc.+............................................        3,200          155,552
                                                                                                      ------------
                                                                                                        3,284,578
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 14.8%
                       Aerospace & Military Technology -- 2.8%
                       General Dynamics Corp. .....................................        1,700          153,663
                       Lockheed Martin Corp. ......................................        3,100          159,340
                       United Technologies Corp. ..................................        3,200          303,264

                       Business Services -- 2.1%
                       Accenture, Ltd., Class A+...................................        9,500          250,040
                       First Data Corp. ...........................................        5,600          230,104

                       Machinery -- 1.1%
                       Caterpillar, Inc. ..........................................        2,900          240,758

                       Multi-Industry -- 6.5%
                       3M Co. .....................................................        2,800          238,084
                       General Electric Co. .......................................       25,600          793,088
                       ITT Industries, Inc. .......................................        2,600          192,946
                       Tyco International, Ltd. ...................................        8,600          227,900

                       Transportation -- 2.3%
                       CSX Corp. ..................................................        6,800          244,392
                       FedEx Corp. ................................................        4,000          270,000
                                                                                                      ------------
                                                                                                        3,303,579
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 6.4%
                       Broadcasting & Media -- 6.4%
                       Comcast Corp., Sp. Class A+.................................        8,600          269,008
                       EchoStar Communications Corp., Class A+.....................        2,500           85,000
                       Gannett Co., Inc. ..........................................        1,300          115,908
                       Omnicom Group, Inc. ........................................        2,500          218,325
                       Time Warner, Inc.+..........................................       30,600          550,494
                       Viacom, Inc., Class B.......................................        4,500          199,710
                                                                                                      ------------
                                                                                                        1,438,445
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 18.3%
                       Computers & Business Equipment -- 5.1%
                       Dell, Inc.+.................................................        7,600          258,096
                       EMC Corp.+..................................................        6,300           81,396
                       Hewlett-Packard Co. ........................................       14,757          338,968
                       International Business Machines Corp. ......................        5,100          472,668

                       Electronics -- 4.0%
                       Applied Materials, Inc.+....................................        4,700          105,515
                       Intel Corp. ................................................       17,300          557,060
                       Texas Instruments, Inc. ....................................        7,900          232,102

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Software -- 4.6%
                       Microsoft Corp. ............................................       37,100      $ 1,021,734

                       Telecommunications -- 4.6%
                       Cisco Systems, Inc.+........................................       18,200          442,078
                       Corning, Inc.+..............................................       12,300          128,289
                       Motorola, Inc. .............................................       16,700          234,969
                       Verizon Communications, Inc. ...............................        6,700          235,036
                                                                                                      ------------
                                                                                                        4,107,911
                                                                                                      ------------
                       MATERIALS -- 4.5%
                       Chemicals -- 1.6%
                       Dow Chemical Co. ...........................................        2,800          116,396
                       du Pont (E.I.) de Nemours and Co. ..........................        5,300          243,217

                       Forest Products -- 1.3%
                       International Paper Co. ....................................        6,600          284,526

                       Metals & Minerals -- 1.6%
                       Alcoa, Inc. ................................................        9,800          372,400
                                                                                                      ------------
                                                                                                        1,016,539
                                                                                                      ------------
                       UTILITIES -- 0.5%
                       Electric Utilities -- 0.5%
                       Exelon Corp. ...............................................        1,725          114,471
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $18,573,583)..............                    22,423,642
                                                                                                      ------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENTS -- 0.1%                                     AMOUNT
                       -------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (See
                         Note 2)...................................................     $ 15,000           15,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note 2)....       15,000           15,000
                                                                                                      ------------

                       TOTAL REPURCHASE AGREEMENTS (cost $30,000)..................                        30,000
                                                                                                      ------------

                       TOTAL INVESTMENTS --
                         (cost $18,603,583)@               100.2%                                      22,453,642
                       Liabilities in excess of other
                       assets --                                (0.2)                                     (49,408)
                                                           ------                                     ------------
                       NET ASSETS --                       100.0%                                     $22,404,234
                                                           ------                                     ============
                                                           ------

              -----------------------------

              +  Non-income producing security

              #  Security represents an investment in an affiliated company

              @ See Note 5

              See Notes to Financial Statements

---------------------
    20

---------------------

    ANCHOR SERIES TRUST
    GROWTH PORTFOLIO                   INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                          VALUE
                       COMMON STOCK -- 98.2%                                             SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 10.3%
                       Apparel & Textiles -- 0.7%
                       Columbia Sportswear Co.+....................................        44,600     $  2,430,700
                       Liz Claiborne, Inc. ........................................        76,300        2,705,598

                       Automotive -- 0.8%
                       Lear Corp. .................................................        40,000        2,453,200
                       O'Reilly Automotive, Inc.+..................................        92,200        3,536,792

                       Housing & Household Durables -- 1.0%
                       D.R. Horton, Inc. ..........................................        80,950        3,501,897
                       Masco Corp. ................................................       131,200        3,596,192

                       Retail -- 7.8%
                       American Eagle Outfitters, Inc.+............................        42,100          690,440
                       CDW Corp. ..................................................        27,200        1,571,072
                       Chico's FAS, Inc.+..........................................        77,100        2,848,845
                       Coach, Inc.+................................................        33,400        1,260,850
                       Federated Department Stores, Inc. ..........................        90,200        4,251,126
                       Gap, Inc. ..................................................       285,900        6,635,739
                       Lowe's Cos., Inc. ..........................................       179,400        9,936,966
                       Michaels Stores, Inc.+......................................       204,900        9,056,580
                       Pacific Sunwear of California, Inc.+........................       148,650        3,139,488
                       PETsMART, Inc. .............................................       104,948        2,497,763
                       Target Corp. ...............................................       100,800        3,870,720
                       Wal-Mart Stores, Inc. ......................................       183,300        9,724,065
                                                                                                      -------------
                                                                                                        73,708,033
                                                                                                      -------------
                       CONSUMER STAPLES -- 6.4%
                       Food, Beverage & Tobacco -- 4.6%
                       Altria Group, Inc. .........................................       139,600        7,597,032
                       Coca-Cola Co. ..............................................       192,200        9,754,150
                       Coca-Cola Enterprises, Inc. ................................       251,200        5,493,744
                       Constellation Brands, Inc., Class A+........................        73,500        2,420,355
                       Hain Celestial Group, Inc.+.................................        99,900        2,318,679
                       PepsiCo, Inc. ..............................................       114,200        5,324,004

                       Household & Personal Products -- 1.8%
                       Gillette Co. ...............................................       176,900        6,497,537
                       Procter & Gamble Co. .......................................        63,500        6,342,380
                                                                                                      -------------
                                                                                                        45,747,881
                                                                                                      -------------
                       EDUCATION -- 0.3%
                       Education -- 0.3%
                       Apollo Group, Inc.+.........................................        12,200          840,946
                       ITT Educational Services, Inc.+.............................        33,100        1,554,707
                                                                                                      -------------
                                                                                                         2,395,653
                                                                                                      -------------
                       ENERGY -- 6.3%
                       Energy Services -- 1.5%
                       El Paso Corp. ..............................................       351,700        2,880,423
                       Schlumberger, Ltd. .........................................       141,300        7,731,936

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       ENERGY (continued)
                       Energy Sources -- 4.8%
                       Apache Corp. ...............................................        72,400     $  5,871,640
                       Chesapeake Energy Corp. ....................................       290,800        3,949,064
                       ChevronTexaco Corp. ........................................        99,400        8,587,166
                       Exxon Mobil Corp. ..........................................       347,400       14,243,400
                       Swift Energy Co.+...........................................       107,400        1,809,690
                                                                                                      -------------
                                                                                                        45,073,319
                                                                                                      -------------
                       FINANCE -- 16.5%
                       Banks -- 4.1%
                       Bank Hawaii Corp. ..........................................        37,700        1,590,940
                       Bank of America Corp. ......................................       125,500       10,093,965
                       Bank One Corp. .............................................       220,000       10,029,800
                       Wachovia Corp. .............................................       165,500        7,710,645

                       Financial Services -- 8.6%
                       American Express Co. .......................................        71,700        3,458,091
                       Citigroup, Inc. ............................................       487,146       23,646,067
                       Countrywide Credit Industries, Inc. ........................        58,567        4,442,281
                       E*Trade Group, Inc.+........................................       196,800        2,489,520
                       Fannie Mae..................................................        55,000        4,128,300
                       Federated Investors, Inc. ..................................        96,300        2,827,368
                       Goldman Sachs Group, Inc. ..................................        31,900        3,149,487
                       Legg Mason, Inc. ...........................................        58,600        4,522,748
                       Merrill Lynch & Co., Inc. ..................................       216,400       12,691,860

                       Insurance -- 3.8%
                       Ambac Financial Group, Inc. ................................        44,500        3,087,855
                       American International Group, Inc.#.........................       138,252        9,163,343
                       Arthur J. Gallagher & Co. ..................................       145,500        4,727,295
                       Marsh & McLennan Cos., Inc. ................................       112,600        5,392,414
                       Travelers Property Casualty Corp., Class B..................       300,100        5,092,697
                                                                                                      -------------
                                                                                                       118,244,676
                                                                                                      -------------
                       HEALTHCARE -- 15.0%
                       Drugs -- 9.6%
                       Abbott Laboratories.........................................       249,500       11,626,700
                       Biovail Corp.+..............................................        76,800        1,650,432
                       Cardinal Health, Inc. ......................................        88,000        5,382,080
                       Eli Lilly and Co. ..........................................       130,600        9,185,098
                       Genzyme Corp.+..............................................        26,800        1,322,312
                       King Pharmaceuticals, Inc.+.................................       141,100        2,153,186
                       Millennium Pharmaceuticals, Inc.+...........................       234,200        4,372,514
                       Pfizer, Inc. ...............................................       640,100       22,614,733
                       Watson Pharmaceuticals, Inc.+...............................         7,300          335,800
                       Wyeth.......................................................       240,700       10,217,715

                       Health Services -- 3.2%
                       Albany Molecular Research, Inc.+............................       169,100        2,539,882
                       Anthem, Inc.+...............................................        48,600        3,645,000
                       Caremark Rx, Inc.+..........................................        52,300        1,324,759
                       Health Net, Inc.+...........................................        72,000        2,354,400
                       IMS Health, Inc. ...........................................       138,200        3,435,652
                       Laboratory Corp. of America Holdings+.......................        21,600          798,120
                       Medco Health Solutions, Inc.+...............................        83,400        2,834,766
                       Oxford Health Plans, Inc.+..................................        52,700        2,292,450
                       Triad Hospitals, Inc.+......................................       101,500        3,376,905

---------------------
    22

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Medical Products -- 2.2%
                       Cooper Cos., Inc. ..........................................        51,000     $  2,403,630
                       Dendrite International, Inc.+...............................        67,700        1,060,859
                       Diagnostic Products Corp. ..................................        80,300        3,686,573
                       Edwards Lifesciences Corp.+.................................       114,300        3,438,144
                       Fisher Scientific International, Inc.+......................        92,000        3,806,040
                       Guidant Corp. ..............................................        29,000        1,745,800
                                                                                                      -------------
                                                                                                       107,603,550
                                                                                                      -------------
                       INDUSTRIAL & COMMERCIAL -- 13.2%
                       Aerospace & Military Technology -- 3.0%
                       General Dynamics Corp. .....................................        70,700        6,390,573
                       Lockheed Martin Corp. ......................................       138,500        7,118,900
                       United Technologies Corp. ..................................        82,300        7,799,571

                       Business Services -- 3.2%
                       Accenture, Ltd., Class A+...................................       184,100        4,845,512
                       Choicepoint, Inc.+..........................................       115,600        4,403,204
                       First Data Corp. ...........................................       128,100        5,263,629
                       Manhattan Associates, Inc.+.................................        28,300          782,212
                       SunGard Data Systems, Inc.+.................................       202,700        5,616,817
                       Waste Management, Inc. .....................................        61,400        1,817,440

                       Multi-Industry -- 4.4%
                       3M Co. .....................................................        69,300        5,892,579
                       Aramark Corp., Class B......................................        78,300        2,146,986
                       General Electric Co. .......................................       580,300       17,977,694
                       Tyco International, Ltd. ...................................       217,200        5,755,800

                       Transportation -- 2.6%
                       CSX Corp. ..................................................       155,700        5,595,858
                       EGL, Inc.+..................................................        98,700        1,733,172
                       FedEx Corp. ................................................        87,500        5,906,250
                       Norfolk Southern Corp. .....................................       245,200        5,798,980
                                                                                                      -------------
                                                                                                        94,845,177
                                                                                                      -------------
                       INFORMATION & ENTERTAINMENT -- 6.4%

                       Broadcasting & Media -- 5.9%
                       Comcast Corp., Sp. Class A+.................................       267,900        8,379,912
                       EchoStar Communications Corp., Class A+.....................       158,300        5,382,200
                       Gannett Co., Inc. ..........................................        56,700        5,055,372
                       Lamar Advertising Co.+......................................       120,100        4,482,132
                       Omnicom Group, Inc. ........................................        64,000        5,589,120
                       Time Warner, Inc.+..........................................       744,000       13,384,560

                       Entertainment Products -- 0.3%
                       International Game Technology...............................        60,500        2,159,850

                       Leisure & Tourism -- 0.2%
                       JetBlue Airways Corp.+......................................        17,700          469,404
                       Krispy Kreme Doughnuts, Inc.+...............................        29,200        1,068,720
                                                                                                      -------------
                                                                                                        45,971,270
                                                                                                      -------------
                       INFORMATION TECHNOLOGY -- 18.5%

                       Computers & Business Equipment -- 5.3%
                       American Power Conversion Corp. ............................       254,400        6,220,080
                       Brocade Communications Systems, Inc.+.......................       217,050        1,254,549
                       Comverse Technology, Inc.+..................................        65,300        1,148,627
                       Dell, Inc.+.................................................        89,300        3,032,628
                       Hewlett-Packard Co. ........................................       427,459        9,818,733

                                                           ---------------------

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY (continued)
                       Computers & Business Equipment (continued)
                       Ingram Micro, Inc.+.........................................        96,000     $  1,526,400
                       International Business Machines Corp. ......................        99,600        9,230,928
                       Polycom, Inc.+..............................................       220,200        4,298,304
                       Western Digital Corp.+......................................       106,700        1,257,993

                       Electronics -- 5.5%
                       Analog Devices, Inc.+.......................................        74,300        3,391,795
                       Applied Materials, Inc.+....................................       172,200        3,865,890
                       Fairchild Semiconductor International, Inc., Class A+.......        91,700        2,289,749
                       Integrated Circuit Systems, Inc.+...........................        17,800          507,122
                       Intel Corp. ................................................       373,900       12,039,580
                       International Rectifier Corp.+..............................       101,300        5,005,233
                       Novellus Systems, Inc.+.....................................        36,800        1,547,440
                       Sanmina-SCI Corp.+..........................................       149,700        1,887,717
                       Texas Instruments, Inc. ....................................       159,400        4,683,172
                       Waters Corp.+...............................................       116,600        3,866,456

                       Internet Content -- 0.1%
                       CheckFree Corp.+............................................        36,900        1,020,285

                       Software -- 3.8%
                       Cadence Design Systems, Inc.+...............................        84,600        1,521,108
                       Microsoft Corp. ............................................       891,400       24,549,156
                       Siebel Systems, Inc.+.......................................       102,100        1,416,127

                       Telecommunications -- 3.8%
                       Andrew Corp.+...............................................       100,100        1,152,151
                       Cisco Systems, Inc.+........................................       372,700        9,052,883
                       Corning, Inc.+..............................................       304,300        3,173,849
                       Motorola, Inc. .............................................       240,700        3,386,649
                       SBC Communications, Inc. ...................................       292,000        7,612,440
                       Tekelec, Inc.+..............................................       158,600        2,466,230
                                                                                                      -------------
                                                                                                       132,223,274
                                                                                                      -------------
                       MATERIALS -- 4.5%
                       Chemicals -- 0.9%
                       Cabot Microelectronics Corp.+...............................        17,700          867,300
                       du Pont (E.I.) de Nemours and Co. ..........................       114,000        5,231,460

                       Forest Products -- 2.2%
                       International Paper Co. ....................................       143,300        6,177,663
                       Pactiv Corp.+...............................................       404,400        9,665,160

                       Metals & Minerals -- 1.4%
                       Alcoa, Inc. ................................................       253,600        9,636,800
                       Precision Castparts Corp. ..................................         7,600          345,116
                                                                                                      -------------
                                                                                                        31,923,499
                                                                                                      -------------
                       UTILITIES -- 0.8%
                       Electric Utilities -- 0.8%
                       Black Hills Corp. ..........................................        65,900        1,965,797
                       Exelon Corp. ...............................................        60,300        4,001,508
                                                                                                      -------------
                                                                                                         5,967,305
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $583,320,654).............                    703,703,637
                                                                                                      -------------

---------------------
    24

                                                                                       PRINCIPAL          VALUE
                       REPURCHASE AGREEMENTS -- 1.7%                                     AMOUNT         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (See
                         Note 2)...................................................    $6,100,000     $  6,100,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note 2)....     6,165,000        6,165,000
                                                                                                      -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $12,265,000)..............                     12,265,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                         (cost $595,585,654)@               99.9%                                      715,968,637
                       Other assets less liabilities --      0.1                                           751,847
                                                           ------                                     -------------
                       NET ASSETS --                       100.0%                                     $716,720,484
                                                           ------                                     =============
                                                           ------

              -----------------------------

              +  Non-income producing security

              #  Security represents an investment in an affiliated company

              @ See Note 5

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    CAPITAL APPRECIATION
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                        VALUE
                       COMMON STOCK -- 97.7%                                           SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 7.6%
                       Automotive -- 0.7%
                       Advanced Auto Parts, Inc.+..................................      129,300   $   10,525,020

                       Retail -- 6.9%
                       Autozone, Inc.+.............................................      125,000       10,651,250
                       Bed Bath & Beyond, Inc.+....................................      300,000       13,005,000
                       Best Buy Co., Inc. .........................................      270,000       14,104,800
                       CDW Corp. ..................................................      260,000       15,017,600
                       Gap, Inc. ..................................................      986,500       22,896,665
                       Lowe's Cos., Inc. ..........................................      197,500       10,939,525
                       PETsMART, Inc. .............................................      327,500        7,794,500
                                                                                                   ---------------
                                                                                                      104,934,360
                                                                                                   ---------------
                       CONSUMER STAPLES -- 1.6%
                       Food, Beverage & Tobacco -- 1.6%
                       Metro AG....................................................      195,000        8,586,878
                       PepsiCo, Inc. ..............................................      275,000       12,820,500
                                                                                                   ---------------
                                                                                                       21,407,378
                                                                                                   ---------------
                       EDUCATION -- 1.8%
                       Education -- 1.8%
                       Apollo Group, Inc.+.........................................      360,000       24,480,000
                                                                                                   ---------------

                       ENERGY -- 0.4%
                       Energy Sources -- 0.4%
                       Burlington Resources, Inc. .................................      110,000        6,091,800
                                                                                                   ---------------

                       FINANCE -- 8.7%
                       Banks -- 1.1%
                       Bank One Corp. .............................................      165,000        7,522,350
                       UBS AG......................................................      110,000        7,478,900

                       Financial Services -- 3.5%
                       Citigroup, Inc. ............................................      387,876       18,827,501
                       Countrywide Credit Industries, Inc. ........................       93,333        7,079,333
                       Fannie Mae..................................................      300,000       22,518,000

                       Insurance -- 4.1%
                       ACE, Ltd. ..................................................      710,300       29,420,626
                       Ambac Financial Group, Inc. ................................      389,600       27,034,344
                                                                                                   ---------------
                                                                                                      119,881,054
                                                                                                   ---------------
                       HEALTHCARE -- 19.7%
                       Drugs -- 14.2%
                       Abbott Laboratories.........................................      305,000       14,213,000
                       AstraZeneca, PLC Sponsored ADR..............................    1,015,000       49,105,700
                       Aventis SA Sponsored ADR....................................      200,000       13,252,000
                       Cardinal Health, Inc. ......................................      225,000       13,761,000
                       Cephalon, Inc.+.............................................      105,000        5,083,050

---------------------
    26

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       HEALTHCARE (continued)
                       Drugs (continued)
                       Eli Lilly and Co. ..........................................      364,600   $   25,642,318
                       Forest Laboratories, Inc.+..................................      632,000       39,057,600
                       Genzyme Corp.+..............................................      320,600       15,818,404
                       Gilead Sciences, Inc.+......................................       82,500        4,796,550
                       Serono SA ADR...............................................      146,200        2,565,810
                       Shionogi & Co., Ltd. .......................................      618,000       11,513,772

                       Health Services -- 1.8%
                       Caremark Rx, Inc.+..........................................      290,000        7,345,700
                       Medco Health Solutions, Inc.+...............................      375,000       12,746,250
                       Neurocrine Biosciences, Inc.+...............................      100,000        5,454,000

                       Medical Products -- 3.7%
                       C.R. Bard, Inc. ............................................       95,000        7,718,750
                       Edwards Lifesciences Corp.+.................................      375,000       11,280,000
                       Guidant Corp. ..............................................      225,000       13,545,000
                       McKesson Corp. .............................................      191,200        6,148,992
                       Medtronic, Inc.+............................................      250,000       12,152,500
                                                                                                   ---------------
                                                                                                      271,200,396
                                                                                                   ---------------
                       INDUSTRIAL & COMMERCIAL -- 6.7%
                       Aerospace & Military Technology -- 1.8%
                       General Dynamics Corp. .....................................      270,000       24,405,300

                       Business Services -- 3.0%
                       Cendant Corp.+..............................................      449,800       10,017,046
                       First Data Corp. ...........................................      757,700       31,133,893

                       Machinery -- 0.4%
                       Techtronic Industries Co. ..................................    1,996,000        5,527,484

                       Transportation -- 1.5%
                       Canadian National Railway Co. ..............................      190,300       12,042,184
                       Exel, PLC...................................................      650,000        8,568,692
                                                                                                   ---------------
                                                                                                       91,694,599
                                                                                                   ---------------
                       INFORMATION & ENTERTAINMENT -- 15.0%
                       Broadcasting & Media -- 13.9%
                       Citadel Broadcasting Corp.+.................................      231,800        5,185,366
                       Clear Channel Communications, Inc. .........................      269,023       12,598,347
                       Comcast Corp., Sp. Class A+.................................      550,000       17,204,000
                       Cox Communications, Inc., Class A+..........................      445,000       15,330,250
                       EchoStar Communications Corp., Class A+.....................      233,500        7,939,000
                       E.W. Scripps Co., Class A...................................      105,100        9,894,114
                       Lamar Advertising Co.+......................................      150,000        5,598,000
                       Liberty Media Corp.+........................................    1,838,000       21,853,820
                       News Corp., Ltd. Sponsored ADR..............................      880,000       26,620,000
                       Omnicom Group, Inc. ........................................       98,600        8,610,738
                       Sirius Satellite Radio, Inc.+...............................    1,450,000        4,582,000
                       SKY Perfect Communications, Inc.+...........................        3,216        3,782,294
                       Time Warner, Inc.+..........................................      540,600        9,725,394
                       Univision Communications, Inc., Class A+....................      550,000       21,829,500
                       Viacom, Inc., Class B.......................................      390,000       17,308,200
                       XM Satellite Radio Holdings, Inc.+..........................      135,000        3,558,600

                       Entertainment Products -- 0.6%
                       Sony Corp. Sponsored ADR....................................      227,600        7,890,892

                                                           ---------------------

                                                                                                        VALUE
                       COMMON STOCK (CONTINUED)                                        SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION & ENTERTAINMENT (continued)
                       Leisure & Tourism -- 0.5%
                       Ryanair Holdings, PLC Sponsored ADR+........................      135,800   $    6,876,912
                                                                                                   ---------------
                                                                                                      206,387,427
                                                                                                   ---------------
                       INFORMATION TECHNOLOGY -- 36.2%
                       Computers & Business Equipment -- 6.3%
                       Dell, Inc.+.................................................      700,000       23,772,000
                       EMC Corp.+..................................................    1,708,200       22,069,944
                       International Business Machines Corp........................      140,000       12,975,200
                       Polycom, Inc.+..............................................      267,500        5,221,600
                       Quanta Computer, Inc........................................      525,000        1,291,237
                       Quanta Computer, Inc. GDR+*.................................      444,000        5,460,090
                       Seagate Technology+.........................................      799,400       15,108,660

                       Electronics -- 7.8%
                       Altera Corp.+...............................................      630,000       14,301,000
                       Analog Devices, Inc.+.......................................      761,700       34,771,605
                       Applied Materials, Inc.+....................................      200,000        4,490,000
                       KLA-Tencor Corp.+...........................................      115,000        6,747,050
                       Samsung Electronics Co., Ltd. GDR*..........................      130,200       24,477,600
                       Taiwan Semiconductor Manufacturing Co., Ltd.+...............   12,051,280       22,540,686

                       Internet Content -- 8.6%
                       eBay, Inc.+.................................................      590,000       38,108,100
                       InterActiveCorp+............................................      523,700       17,769,141
                       Symantec Corp.+.............................................      615,000       21,309,750
                       Yahoo!, Inc.+...............................................      906,300       40,937,570

                       Software -- 5.0%
                       Mercury Interactive Corp.+..................................      205,000        9,971,200
                       Microsoft Corp..............................................    1,345,200       37,046,808
                       Network Associates, Inc.+...................................      550,000        8,272,000
                       Red Hat, Inc.+..............................................      402,600        7,556,802
                       SAP AG Sponsored ADR........................................      135,000        5,610,600

                       Telecommunications -- 8.5%
                       Amdocs, Ltd.+...............................................      555,000       12,476,400
                       American Tower Corp., Class A+..............................      330,000        3,570,600
                       Cisco Systems, Inc.+........................................      725,000       17,610,250
                       Corning, Inc.+..............................................    2,190,600       22,847,958
                       Crown Castle International Corp.+...........................      615,000        6,783,450
                       Entercom Communications Corp.+..............................      165,000        8,738,400
                       Motorola, Inc...............................................      500,000        7,035,000
                       Nextel Communications, Inc.+................................      350,000        9,821,000
                       NTL, Inc.+..................................................      260,000       18,135,000
                       Telefonaktiebolaget LM Ericsson Sp. ADR.....................      560,000        9,912,000
                                                                                                   ---------------
                                                                                                      496,738,701
                                                                                                   ---------------
                       TOTAL INVESTMENT SECURITIES (cost $1,102,972,325)...........                 1,342,815,715
                                                                                                   ---------------

---------------------
    28

                                                                                       PRINCIPAL           VALUE
                       REPURCHASE AGREEMENTS -- 3.2%                                     AMOUNT          (NOTE 2)
                       ----------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (See
                         Note 2)...................................................   $21,819,000     $   21,819,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note 2)....    22,051,000         22,051,000
                                                                                                      ---------------

                       TOTAL REPURCHASE AGREEMENTS (cost $43,870,000)..............                       43,870,000
                                                                                                      ---------------

                       TOTAL INVESTMENTS --
                         (cost $1,146,842,325)@                     100.9%                             1,386,685,715
                       Liabilities in excess of other assets --      (0.9)                               (12,396,286)
                                                                    ------                            ---------------
                       NET ASSETS --                                100.0%                            $1,374,289,429
                                                                    ======                            ===============


              -----------------------------

              +  Non-income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $29,937,690 representing 2.2% of net assets.

              @ See Note 5

              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------
                                                                           29

---------------------

    ANCHOR SERIES TRUST
    NATURAL RESOURCES
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                          VALUE
                       COMMON STOCK -- 97.9%                                             SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       ENERGY -- 55.7%
                       Energy Services -- 6.3%
                       GlobalSantaFe Corp. ........................................        43,776     $  1,086,958
                       Halliburton Co. ............................................        52,600        1,367,600
                       Norsk Hydro ASA ADR.........................................        37,300        2,305,140
                       Sunoco, Inc. ...............................................        25,500        1,304,325
                       Valero Energy Corp. ........................................        52,600        2,437,484

                       Energy Sources -- 49.4%
                       Amerada Hess Corp. .........................................        10,800          574,236
                       Anadarko Petroleum Corp. ...................................        39,465        2,013,110
                       BP, PLC ADR.................................................        86,700        4,278,645
                       Burlington Resources, Inc. .................................        19,900        1,102,062
                       Canadian Natural Resources, Ltd. ...........................        66,000        3,338,430
                       China Petroleum & Chemical Corp. ADR........................        44,100        1,958,481
                       ConocoPhillips..............................................        29,500        1,934,315
                       Devon Energy Corp. .........................................        42,400        2,427,824
                       EnCana Corp. ...............................................        44,058        1,738,660
                       EOG Resources, Inc. ........................................        52,150        2,407,765
                       Evergreen Resources, Inc.+..................................        52,500        1,706,775
                       Exxon Mobil Corp. ..........................................       117,084        4,800,444
                       Kerr-McGee Corp. ...........................................        24,300        1,129,707
                       LUKOIL ADR..................................................        28,200        2,625,420
                       Newfield Exploration Co.+...................................        27,700        1,233,758
                       Nexen, Inc. ................................................        81,300        2,951,674
                       Noble Energy, Inc. .........................................        55,100        2,448,093
                       Petro-Canada................................................        44,900        2,220,419
                       Petroleo Brasileiro SA ADR..................................        73,600        2,152,064
                       Repsol YPF SA ADR...........................................        68,900        1,346,995
                       Royal Dutch Petroleum Co. -- NY.............................        54,100        2,834,299
                       Shell Transport & Trading Co., PLC -- NY....................        48,300        2,174,949
                       Suncor Energy, Inc. ........................................        58,300        1,466,128
                       Surgutneftegaz Sponsored ADR................................        40,700        1,196,580
                       Talisman Energy, Inc. ......................................        61,500        3,498,650
                       Total SA ADR................................................        55,400        5,125,054
                       Transocean Sedco Forex, Inc.+...............................        85,300        2,048,053
                       Western Oil Sands, Inc.+....................................        55,200        1,260,030
                       XTO Energy, Inc. ...........................................        87,766        2,483,778
                                                                                                      -------------
                                                                                                        74,977,905
                                                                                                      -------------
                       MATERIALS -- 40.3%
                       Chemicals -- 2.7%
                       Ashland, Inc. ..............................................        81,900        3,608,514

                       Forest Products -- 3.7%
                       Abitibi-Consolidated, Inc. .................................       462,100        3,747,631
                       International Paper Co. ....................................        27,700        1,194,147

                       Metals & Minerals -- 33.9%
                       Alcan, Inc. ................................................        34,000        1,596,300
                       Alcoa, Inc. ................................................        75,200        2,857,600
                       Aluminum Corp. of China, Ltd. ADR...........................        41,600        3,203,200

---------------------
    30

                                                                                                          VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       --------------------------------------------------------------------------------------------
                       MATERIALS (continued)
                       Metals & Minerals (continued)
                       Anglo American Platinum Corp., Ltd. ........................        63,200     $  2,753,741
                       Anglo American, PLC.........................................        64,100        1,381,071
                       Barrick Gold Corp. .........................................        57,100        1,296,741
                       Companhia Vale do Rio Doce ADR..............................        29,494        1,725,399
                       Companhia Vale do Rio Doce Sponsored ADR....................        65,800        3,389,358
                       Compania de Minas Buenaventura SAu ADR......................       172,100        4,866,988
                       Consol Energy, Inc. ........................................        60,900        1,577,310
                       Freeport-McMoRan Copper & Gold, Inc., Class B...............       100,800        4,246,704
                       Gold Fields, Ltd. ..........................................       179,400        2,560,903
                       Harmony Gold Mining Co., Ltd. Sponsored ADR.................        70,700        1,147,461
                       Impala Platinum Holdings, Ltd. .............................        17,400        1,508,498
                       International Steel Group, Inc.+............................           935           36,418
                       Newmont Mining Corp. .......................................        39,600        1,924,956
                       Placer Dome, Inc. ..........................................       229,400        4,108,554
                       Steel Dynamics, Inc.+.......................................        83,700        1,966,113
                       United States Steel Corp. ..................................        59,200        2,073,184
                       Vedanta Resources, PLC+.....................................       222,600        1,462,257
                                                                                                      -------------
                                                                                                        54,233,048
                                                                                                      -------------
                       UTILITIES -- 1.9%
                       Gas & Pipeline Utilities -- 1.9%
                       Equitable Resources, Inc. ..................................        29,000        1,244,680
                       Western Gas Resources, Inc. ................................        28,300        1,337,175
                                                                                                      -------------
                                                                                                         2,581,855
                                                                                                      -------------
                       TOTAL INVESTMENT SECURITIES (cost $92,265,959)..............                    131,792,808
                                                                                                      -------------
                                                                                       PRINCIPAL
                       REPURCHASE AGREEMENTS -- 5.9%                                     AMOUNT
                       --------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (See
                         Note 2)...................................................   $ 3,981,000        3,981,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note 2)....     4,024,000        4,024,000
                                                                                                      -------------
                       TOTAL REPURCHASE AGREEMENTS (cost $8,005,000)...............                      8,005,000
                                                                                                      -------------

                       TOTAL INVESTMENTS --
                         (cost $100,270,959)@             103.8%                                       139,797,808
                       Liabilities in excess of other
                       assets --                             (3.8)                                      (5,116,020)
                                                          ------                                      -------------
                       NET ASSETS --                      100.0%                                      $134,681,788
                                                          ------                                      =============
                                                          ------

              -----------------------------

              +  Non-income producing security
              @ See Note 5

              ADR -- American Depository Receipt

              See Notes to Financial Statements

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    MULTI-ASSET PORTFOLIO              INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                         VALUE
                       COMMON STOCK -- 70.1%                                             SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 5.6%

                       Apparel & Textiles -- 0.9%
                       NIKE, Inc., Class B.........................................         8,200     $   561,372

                       Housing & Household Durables -- 0.5%
                       Masco Corp..................................................        12,800         350,848

                       Retail -- 4.2%
                       Gap, Inc....................................................        21,700         503,657
                       Lowe's Cos., Inc............................................        15,500         858,545
                       Target Corp.................................................        11,400         437,760
                       Wal-Mart Stores, Inc........................................        18,200         965,510
                                                                                                      ------------
                                                                                                        3,677,692
                                                                                                      ------------
                       CONSUMER STAPLES -- 4.5%

                       Food, Beverage & Tobacco -- 2.4%
                       Coca-Cola Co................................................        17,500         888,125
                       PepsiCo, Inc................................................        14,600         680,652

                       Household & Personal Products -- 2.1%
                       Gillette Co.................................................        19,200         705,216
                       Procter & Gamble Co.........................................         7,000         699,160
                                                                                                      ------------
                                                                                                        2,973,153
                                                                                                      ------------
                       ENERGY -- 4.4%

                       Energy Services -- 1.1%
                       Schlumberger, Ltd...........................................        12,700         694,944

                       Energy Sources -- 3.3%
                       ChevronTexaco Corp..........................................         9,000         777,510
                       Exxon Mobil Corp............................................        34,500       1,414,500
                                                                                                      ------------
                                                                                                        2,886,954
                                                                                                      ------------
                       FINANCE -- 13.9%

                       Banks -- 4.2%
                       Bank of America Corp........................................        12,400         997,332
                       Bank One Corp...............................................        19,200         875,328
                       State Street Corp...........................................         7,000         364,560
                       Wachovia Corp...............................................        11,400         531,126

                       Financial Services -- 7.0%
                       American Express Co.........................................         8,400         405,132
                       Citigroup, Inc.(1)..........................................        40,607       1,971,064
                       Fannie Mae..................................................         7,900         592,974
                       Franklin Resources, Inc.....................................         5,600         291,536
                       Goldman Sachs Group, Inc....................................         5,100         503,523
                       Merrill Lynch & Co., Inc....................................        13,700         803,505

---------------------
    32

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Insurance -- 2.7%
                       American International Group, Inc.#.........................        14,068     $   932,427
                       Marsh & McLennan Cos., Inc..................................         7,800         373,542
                       Travelers Property Casualty Corp., Class B..................        27,700         470,069
                                                                                                      ------------
                                                                                                        9,112,118
                                                                                                      ------------
                       HEALTHCARE -- 10.3%

                       Drugs -- 8.9%
                       Abbott Laboratories.........................................        20,000         932,000
                       Amgen, Inc.+................................................         9,200         568,560
                       Cardinal Health, Inc........................................         8,100         495,396
                       Eli Lilly and Co............................................        12,800         900,224
                       Genzyme Corp.+..............................................         7,500         370,050
                       Pfizer, Inc.................................................        51,500       1,819,495
                       Wyeth.......................................................        16,600         704,670

                       Medical Products -- 1.4%
                       Guidant Corp................................................         3,900         234,780
                       Johnson & Johnson...........................................         7,200         371,952
                       Medtronic, Inc.+............................................         6,800         330,548
                                                                                                      ------------
                                                                                                        6,727,675
                                                                                                      ------------
                       INDUSTRIAL & COMMERCIAL -- 10.4%

                       Aerospace & Military Technology -- 1.9%
                       General Dynamics Corp.......................................         3,500         316,365
                       Lockheed Martin Corp........................................         6,400         328,960
                       United Technologies Corp....................................         6,500         616,005

                       Business Services -- 1.5%
                       Accenture, Ltd., Class A+...................................        19,100         502,712
                       First Data Corp.............................................        11,700         480,753

                       Machinery -- 0.8%
                       Caterpillar, Inc............................................         6,100         506,422

                       Multi-Industry -- 4.6%
                       3M Co.......................................................         6,100         518,683
                       General Electric Co.........................................        52,100       1,614,058
                       ITT Industries, Inc.........................................         5,400         400,734
                       Tyco International, Ltd.....................................        17,900         474,350

                       Transportation -- 1.6%
                       CSX Corp....................................................        14,000         503,160
                       FedEx Corp..................................................         8,300         560,250
                                                                                                      ------------
                                                                                                        6,822,452
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 4.6%

                       Broadcasting & Media -- 4.6%
                       Comcast Corp., Sp. Class A+.................................        17,600         550,528
                       EchoStar Communications Corp., Class A+.....................         5,100         173,400
                       Gannett Co., Inc............................................         2,700         240,732
                       Omnicom Group, Inc..........................................         5,000         436,650
                       Time Warner, Inc.+..........................................        63,500       1,142,365
                       Viacom, Inc., Class B.......................................        10,800         479,304
                                                                                                      ------------
                                                                                                        3,022,979
                                                                                                      ------------

                                                           ---------------------

                                                                                                         VALUE
                       COMMON STOCK (CONTINUED)                                          SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 12.9%

                       Computers & Business Equipment -- 3.6%
                       Dell, Inc.+.................................................        15,600     $   529,776
                       EMC Corp.+..................................................        12,900         166,668
                       Hewlett-Packard Co..........................................        29,746         683,266
                       International Business Machines Corp........................        10,500         973,140

                       Electronics -- 2.8%
                       Applied Materials, Inc.+....................................         9,600         215,520
                       Intel Corp..................................................        35,800       1,152,760
                       Texas Instruments, Inc......................................        16,200         475,956

                       Software -- 3.2%
                       Microsoft Corp..............................................        75,500       2,079,270

                       Telecommunications -- 3.3%
                       Cisco Systems, Inc.+(1).....................................        37,700         915,733
                       Corning, Inc.+..............................................        25,200         262,836
                       Motorola, Inc. .............................................        34,700         488,229
                       Verizon Communications, Inc.................................        13,700         480,596
                                                                                                      ------------
                                                                                                        8,423,750
                                                                                                      ------------
                       MATERIALS -- 3.2%

                       Chemicals -- 1.1%
                       Dow Chemical Co.............................................         5,700         236,949
                       du Pont (E.I.) de Nemours and Co............................        10,800         495,612

                       Forest Products -- 0.9%
                       International Paper Co......................................        13,400         577,674

                       Metals & Minerals -- 1.2%
                       Alcoa, Inc. ................................................        20,300         771,400
                                                                                                      ------------
                                                                                                        2,081,635
                                                                                                      ------------
                       UTILITIES -- 0.3%

                       Electric Utilities -- 0.3%
                       Exelon Corp.................................................         3,362         223,102
                                                                                                      ------------
                       TOTAL COMMON STOCK (cost $36,481,639).......................                    45,951,510
                                                                                                      ------------

                                                                                       PRINCIPAL
                       ASSET-BACKED SECURITIES -- 2.4%                                   AMOUNT
                       -------------------------------------------------------------------------------------------
                       FINANCE -- 2.4%
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% 2038...................................    $  100,000         101,043
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T10 A2 4.74% 2040....................................       100,000          99,943
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2003-T12 A4 4.68% 2039....................................       100,000          99,039
                       BMW Vehicle Owner Trust, Series 2002-A A4 4.46% 2007........       100,000         103,273
                       Capital Auto Receivables Asset Trust, Series 2002-5 A4 2.92%
                         2008......................................................       100,000         101,185
                       Capital One Auto Finance Trust, Series 2002-A A4 4.79%
                         2009......................................................       100,000         103,988
                       Carmax Auto Owner Trust, Series 2002-2 A4 3.34% 2008........       100,000         101,945
                       Citibank Credit Card Issuance Trust, Series 2002-A1 A1 4.95%
                         2009......................................................       100,000         106,248
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% 2038................................................       100,000          93,842
                       DaimlerChrysler Auto Trust, Series 2002-B A4 3.53% 2007.....       100,000         102,332
                       Honda Auto Receivables Owner Trust, Series 2002-4 A4 2.70%
                         2008......................................................        90,000          90,514
                       Household Automotive Trust, Series 2002-3 A3A 2.75% 2007....        55,000          55,670
                       MBNA Credit Card Master Note Trust, Series 2002-A1 A1 4.95%
                         2009......................................................       100,000         106,574

---------------------
    34

                                                                                       PRINCIPAL         VALUE
                       ASSET-BACKED SECURITIES (CONTINUED)                               AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       FINANCE (continued)
                       Morgan Stanley Capital I, Series 2003-T11 A4 5.15% 2041.....    $  100,000     $   102,475
                       Onyx Acceptance Owner Trust, Series 2001-D A4 4.32% 2008....       100,000         102,726
                       WFS Financial Owner Trust, Series 2002-3 A4 3.50% 2010......       100,000         102,275
                                                                                                      ------------
                       TOTAL ASSET-BACKED SECURITIES (cost $1,567,419).............                     1,573,072
                                                                                                      ------------

                       BONDS & NOTES -- 26.3%
                       -------------------------------------------------------------------------------------------
                       CONSUMER DISCRETIONARY -- 1.4%
                       Centex Corp. 5.80% 2009.....................................       100,000         107,128
                       CVS Corp. 5.50% 2004........................................       100,000         100,443
                       DaimlerChrysler NA Holding Corp. 7.30% 2012.................       100,000         111,344
                       Federated Department Stores, Inc. 6.63% 2011................       100,000         112,287
                       Mohawk Industries, Inc., Series D 7.20% 2012................       120,000         136,306
                       Staples, Inc. 7.13% 2007....................................       165,000         181,538
                       Target Corp. 3.38% 2008.....................................       100,000          99,958
                       Wal-Mart Stores, Inc. 4.38% 2007............................        85,000          89,157
                                                                                                      ------------
                                                                                                          938,161
                                                                                                      ------------
                       CONSUMER STAPLES -- 0.5%
                       Coca-Cola Enterprises, Inc. 5.25% 2007......................       100,000         107,273
                       Diageo Capital, PLC 6.13% 2005..............................       100,000         106,427
                       Kroger Co. 6.75% 2012.......................................       100,000         110,802
                                                                                                      ------------
                                                                                                          324,502
                                                                                                      ------------
                       ENERGY -- 0.2%
                       Valero Energy Corp. 6.88% 2012..............................       100,000         110,660
                                                                                                      ------------
                       FINANCE -- 3.3%
                       Ace Capital Trust II 9.70% 2030.............................       150,000         195,607
                       Allstate Corp. 7.88% 2005...................................       100,000         107,882
                       American Express Co. 3.75% 2007.............................       100,000         101,865
                       Axa 8.60% 2030..............................................       100,000         126,049
                       Berkshire Hathaway, Inc. 4.63% 2013.........................       100,000          98,321
                       ChevronTexaco Capital Co. 3.50% 2007........................       100,000         101,848
                       Citigroup, Inc. 6.50% 2011..................................       100,000         112,748
                       Countrywide Home Loans, Inc., Series MTNJ 5.50% 2006........       100,000         106,816
                       Everest Reinsurance Holdings, Inc. 8.75% 2010...............       100,000         121,198
                       First Financial Caribbean Corp. 7.84% 2006..................       100,000         109,419
                       General Electric Capital Corp., Series MTNA 5.88% 2012......       100,000         107,473
                       Goldman Sachs Group, Inc. 4.13% 2008........................       100,000         102,530
                       Hartford Life, Inc. 7.38% 2031..............................       100,000         117,248
                       Household Finance Corp. 6.38% 2011..........................       100,000         110,118
                       J.P. Morgan Chase & Co. 6.75% 2011..........................       100,000         112,759
                       MBIA, Inc. 6.63% 2028.......................................       100,000         102,573
                       Morgan Stanley 5.30% 2013...................................       100,000         102,151
                       National Rural Utilities Cooperative Finance Corp. 3.88%
                         2008......................................................       100,000         101,258
                       USA Education, Inc., Series MTNA 5.63% 2007.................       100,000         108,366
                                                                                                      ------------
                                                                                                        2,146,229
                                                                                                      ------------
                       HEALTHCARE -- 0.3%
                       American Home Products Corp. 6.70% 2011.....................       100,000         112,937
                       UnitedHealth Group, Inc. 5.20% 2007.........................       100,000         107,008
                                                                                                      ------------
                                                                                                          219,945
                                                                                                      ------------

                                                           ---------------------

                                                                                       PRINCIPAL         VALUE
                       BONDS & NOTES (CONTINUED)                                         AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------
                       INDUSTRIAL & COMMERCIAL -- 0.7%
                       FedEx Corp., Series 981A 6.72% 2022.........................    $  266,490     $   297,377
                       First Data Corp. 3.38% 2008.................................       100,000          99,318
                       General Dynamics Corp. 2.13% 2006...........................        75,000          74,565
                                                                                                      ------------
                                                                                                          471,260
                                                                                                      ------------
                       INFORMATION & ENTERTAINMENT -- 1.3%
                       AOL Time Warner, Inc. 6.15% 2007............................       100,000         108,803
                       Continental Airlines, Inc., Series 01-1 6.70% 2022..........        87,073          85,204
                       Cox Enterprises, Inc. 8.00% 2007*...........................       100,000         114,438
                       Liberty Media Corp. 3.50% 2006..............................       100,000         100,500
                       News America, Inc. 6.63% 2008...............................       100,000         111,224
                       Reed Elsevier Capital, Inc. 6.75% 2011......................       100,000         114,695
                       USA Interactive 7.00% 2013..................................       100,000         110,258
                       Viacom, Inc. 6.40% 2006.....................................       100,000         107,984
                                                                                                      ------------
                                                                                                          853,106
                                                                                                      ------------
                       INFORMATION TECHNOLOGY -- 1.4%
                       AT&T Broadband Corp. 8.38% 2013.............................       100,000         122,355
                       AT&T Wireless Services, Inc. 7.50% 2007.....................       100,000         112,102
                       CenturyTel, Inc., Series H 8.38% 2010.......................       100,000         121,353
                       Computer Sciences Corp. 3.50% 2008..........................       100,000          99,525
                       Deutsche Telekom International Finance BV 3.88% 2008........       100,000         100,330
                       Hewlett-Packard Co. 5.75% 2006..............................       100,000         108,260
                       International Business Machines Corp. 5.38% 2009............       100,000         107,842
                       Verizon Global Funding Corp. 6.88% 2012.....................       100,000         112,172
                                                                                                      ------------
                                                                                                          883,939
                                                                                                      ------------
                       MUNICIPAL BONDS -- 0.2%
                       California State General Obligation 5.25% 2023..............        95,000          98,131
                       Illinois State General Obligation Pension 3.85% 2013........        65,000          60,697
                                                                                                      ------------
                                                                                                          158,828
                                                                                                      ------------
                       U.S. GOVERNMENT AGENCIES -- 9.9%
                       Federal Home Loan Mtg. Corp. 6.50% 2010 - 2025..............       252,007         264,972
                       Federal National Mtg. Assoc. 4.50% 2018.....................       987,475         989,741
                       Federal National Mtg. Assoc. 5.00% 2018.....................       846,213         864,157
                       Federal National Mtg. Assoc. 6.50% 2028.....................       170,534         178,560
                       Government National Mtg. Assoc. 6.00% 2032 - 2033...........     1,784,861       1,856,725
                       Government National Mtg. Assoc. 6.50% 2023 - 2032...........     1,761,448       1,862,434
                       Government National Mtg. Assoc. 7.00% 2029..................       470,178         501,437
                                                                                                      ------------
                                                                                                        6,518,026
                                                                                                      ------------
                       U.S. GOVERNMENT OBLIGATIONS -- 6.3%
                       United States Treasury Bonds 5.38% 2031.....................     1,000,000       1,042,852
                       United States Treasury Bonds 6.13% 2029.....................       500,000         566,602
                       United States Treasury Notes 1.63% 2005.....................     1,500,000       1,499,413
                       United States Treasury Notes 4.00% 2012.....................     1,000,000         990,391
                                                                                                      ------------
                                                                                                        4,099,258
                                                                                                      ------------
                       UTILITIES -- 0.8%
                       Dominion Resources, Inc. 4.13% 2008.........................       100,000         101,890
                       Eastern Energy, Ltd., Series AMBC 6.75% 2006*...............       100,000         110,873
                       KeySpan Corp. 6.15% 2006....................................       100,000         108,080
                       Kinder Morgan, Inc. 6.50% 2012..............................       100,000         110,350
                       NSTAR 8.00% 2010............................................       100,000         120,410
                                                                                                      ------------
                                                                                                          551,603
                                                                                                      ------------
                       TOTAL BONDS & NOTES (cost $16,690,320)......................                    17,275,517
                                                                                                      ------------
                       TOTAL INVESTMENT SECURITIES (cost $54,739,378)..............                    64,800,099
                                                                                                      ------------

---------------------
    36

                                                                                       PRINCIPAL         VALUE
                       SHORT-TERM SECURITIES -- 0.8%                                     AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------

                       U.S. GOVERNMENT OBLIGATIONS -- 0.8%
                       United States Treasury Bills 0.93% due 2/5/04(1) (cost
                         $499,550).................................................    $  500,000     $   499,550
                                                                                                      ------------

                       REPURCHASE AGREEMENTS -- 0.8%
                       -------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement(1)
                         (See Note 2)..............................................       276,000         276,000
                       UBS Warburg, LLC Joint Repurchase Agreement(1) (See Note
                         2)........................................................       279,000         279,000
                                                                                                      ------------
                       TOTAL REPURCHASE AGREEMENTS (cost $555,000).................                       555,000
                                                                                                      ------------
                       TOTAL INVESTMENTS --
                         (cost $55,793,928)@                        100.4%                             65,854,649
                       Liabilities in excess of other assets --      (0.4)                               (293,375)
                                                                    ------                            ------------
                       NET ASSETS --                                100.0%                             $65,561,274
                                                                    ======                            ============


              -----------------------------

              +   Non-income producing security

              #  Security represents an investment in an affiliated company

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $225,311 representing 0.3% of net assets.

              @  See Note 5

              (1) The security or a portion thereof represents collateral for open future contracts.

              OPEN FUTURES CONTRACTS

                       -------------------------------------------------------------------------------------------
                                                                                                      UNREALIZED
                       NUMBER OF                                    VALUE AT       VALUE AS OF      APPRECIATION/
                       CONTRACTS   DESCRIPTION   EXPIRATION DATE   TRADE DATE   DECEMBER 31, 2003   (DEPRECIATION)
                       -------------------------------------------------------------------------------------------
                       13 Short   S&P 500 Index    March 2004      $3,444,741      $3,609,450         $(164,709)
                                                                                                      =========

              See Notes to Financial Statements

                                                           ---------------------
                                                                           37

---------------------

    ANCHOR SERIES TRUST
    STRATEGIC MULTI-ASSET
    PORTFOLIO                          INVESTMENT PORTFOLIO -- DECEMBER 31, 2003

                                                                                                              VALUE
                       COMMON STOCK -- 71.2%                                                 SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION -- 27.2%
                       Aerospace & Military Technology -- 1.3%
                       General Dynamics Corp.(1)...................................              6,100   $      551,379

                       Automotive -- 0.7%
                       Advanced Auto Parts, Inc.+(1)...............................              3,600          293,040

                       Banks -- 0.6%
                       Bank One Corp...............................................              5,900          268,981

                       Broadcasting & Media -- 2.4%
                       Comcast Corp., Sp. Class A+.................................              6,600          206,448
                       Cox Communications, Inc., Class A+..........................              3,000          103,350
                       E.W. Scripps Co., Class A...................................              1,100          103,554
                       Omnicom Group, Inc..........................................              2,800          244,524
                       Univision Communications, Inc., Class A+....................              5,500          218,295
                       Viacom, Inc., Class B.......................................              3,500          155,330

                       Business Services -- 0.8%
                       Cendant Corp.+..............................................              5,900          131,393
                       First Data Corp.............................................              5,000          205,450

                       Computers & Business Equipment -- 1.1%
                       EMC Corp.+..................................................              7,100           91,732
                       Polycom, Inc.+..............................................              5,800          113,216
                       Quanta Computer, Inc. GDR+*.................................              5,800           71,326
                       Seagate Technology+.........................................             10,000          189,000

                       Drugs -- 3.6%
                       Aventis SA Sponsored ADR....................................              1,700          112,642
                       Cardinal Health, Inc........................................              3,400          207,944
                       Cephalon, Inc.+.............................................              1,000           48,410
                       Eli Lilly and Co............................................              6,500          457,145
                       Forest Laboratories, Inc.+..................................              5,000          309,000
                       Genzyme Corp.+..............................................              5,800          286,172
                       Serono SA ADR...............................................              8,500          149,175

                       Education -- 0.7%
                       Apollo Group, Inc., Class A+................................              4,300          292,400

                       Electronics -- 1.7%
                       Altera Corp.+...............................................              9,400          213,380
                       Analog Devices, Inc.+.......................................              4,800          219,120
                       MEMC Electronic Materials, Inc.+............................             24,100          231,842
                       Samsung Electronics Co., Ltd. GDR+..........................                500           94,000

                       Financial Services -- 1.0%
                       Citigroup, Inc..............................................              9,100          441,714

                       Health Services -- 0.9%
                       Caremark Rx, Inc.+..........................................              3,700           93,721
                       Medco Health Solutions, Inc.+...............................              6,600          224,334
                       Neurocrine Biosciences, Inc.+...............................              1,600           87,264

---------------------
    38

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CAPITAL APPRECIATION (continued)
                       Insurance -- 0.9%
                       ACE, Ltd....................................................              4,000   $      165,680
                       Ambac Financial Group, Inc..................................              3,000          208,170

                       Internet Content -- 2.1%
                       InterActiveCorp+............................................              4,300          145,899
                       Symantec Corp.+.............................................              4,500          155,925
                       Yahoo!, Inc.+...............................................              7,000          316,190
                       eBay, Inc.+.................................................              4,700          303,573

                       Medical Products -- 1.2%
                       Edwards Lifesciences Corp.+.................................              4,300          129,344
                       Guidant Corp................................................              5,800          349,160
                       McKesson Corp...............................................              1,900           61,104

                       Retail -- 2.6%
                       Best Buy Co., Inc...........................................              2,900          151,496
                       Gap, Inc....................................................             21,600          501,336
                       Hollywood Entertainment Corp.+..............................             12,400          170,500
                       Lowe's Cos., Inc............................................              3,600          199,404
                       PETsMART, Inc. .............................................              4,700          111,860

                       Software -- 0.5%
                       CDW Corp. ..................................................              1,500           86,640
                       Network Associates, Inc.+...................................              8,500          127,840

                       Telecommunications -- 4.8%
                       Amdocs, Ltd.+...............................................              2,500           56,200
                       American Tower Corp., Class A+..............................              4,000           43,280
                       Cisco Systems, Inc.+........................................              8,000          194,320
                       Corning, Inc.+..............................................             41,100          428,673
                       Crown Castle International Corp.+...........................             15,000          165,450
                       Motorola, Inc...............................................             29,300          412,251
                       NTL, Inc.+..................................................              4,500          313,875
                       Nextel Communications, Inc., Class A+.......................             16,800          471,408

                       Transportation -- 0.3%
                       CNF, Inc....................................................              4,500          152,550
                                                                                                         ---------------
                                                                                                             11,837,409
                                                                                                         ---------------
                       CORE EQUITY -- 11.1%
                       Aerospace & Military Technology -- 0.9%
                       United Technologies Corp. ..................................              4,200          398,034

                       Banks -- 0.3%
                       Uniao de Banco Brasilieros SA GDR...........................              6,000          149,700

                       Broadcasting & Media -- 0.4%
                       Comcast Corp., Class A+.....................................              5,567          182,987

                       Business Services -- 0.6%
                       Accenture, Ltd., Class A+...................................              9,500          250,040

                       Chemicals -- 0.0%
                       Pioneer Cos., Inc.+.........................................                212            1,728

                       Electric Utilities -- 0.7%
                       Exelon Corp.................................................              4,400          291,984

                       Energy Sources -- 0.8%
                       ChevronTexaco Corp..........................................              2,400          207,336
                       Surgutneftegaz Sponsored ADR................................              4,300          126,420

                                                           ---------------------

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY (continued)
                       Entertainment Products -- 0.2%
                       Sony Corp. Sponsored ADR....................................              2,800   $       97,076

                       Financial Services -- 1.4%
                       Fannie Mae..................................................              3,900          292,734
                       Merrill Lynch & Co., Inc....................................              5,400          316,710

                       Food, Beverage & Tobacco -- 1.6%
                       Altria Group, Inc...........................................              7,500          408,150
                       PepsiCo, Inc................................................              5,800          270,396

                       Household & Personal Products -- 0.5%
                       Gillette Co.................................................              5,900          216,707

                       Housing & Household Durables -- 0.4%
                       Masco Corp..................................................              6,200          169,942

                       Insurance -- 0.9%
                       MBIA, Inc...................................................              3,100          183,613
                       Marsh & McLennan Cos., Inc. ................................              4,400          210,716

                       Metals & Minerals -- 0.2%
                       Mining and Metallurgical Co. Norilsk Nickel ADR.............              1,050           69,825

                       Software -- 0.7%
                       Microsoft Corp. ............................................             11,700          322,218

                       Telecommunications -- 0.6%
                       America Movil SA de CV ADR..................................              8,400          229,656
                       Classic Communications, Inc.(2)(10).........................                396           24,394

                       Transportation -- 0.9%
                       CSX Corp. ..................................................              4,400          158,136
                       Yellow Roadway Corp.+.......................................              6,100          220,637
                                                                                                         ---------------
                                                                                                              4,799,139
                                                                                                         ---------------
                       GLOBAL CAPITAL APPRECIATION -- 3.1%

                       CANADA -- 0.6%
                       Canadian National Railway Co. (Industrial & Commercial).....              3,700          234,136

                       GERMANY -- 0.4%
                       Metro AG (Consumer Discretionary)...........................              3,400          149,720

                       HONG KONG -- 0.5%
                       Techtronic Industries Co. (Industrial & Commercial).........             82,000          227,081

                       JAPAN -- 1.0%
                       SKY Perfect Communications, Inc. (Information &
                         Entertainment)+...........................................                162          190,526
                       Shionogi & Co., Ltd. (Healthcare)...........................             13,000          242,199

                       TAIWAN -- 0.4%
                       Quanta Computer, Inc. (Information Technology)..............             20,000           49,190
                       Taiwan Semiconductor Manufacturing Co., Ltd. (Information
                         Technology)+..............................................             73,080          136,688

                       UNITED KINGDOM -- 0.2%
                       Exel, PLC (Industrial & Commercial).........................              6,500           85,687
                                                                                                         ---------------
                                                                                                              1,315,227
                                                                                                         ---------------
                       GLOBAL CORE EQUITY -- 29.8%

                       AUSTRALIA -- 0.3%
                       Rinker Group, Ltd. (Consumer Discretionary).................             25,113          123,853

---------------------
    40

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       CANADA -- 1.9%
                       Inco, Ltd. (Materials)+.....................................              5,800   $      231,802
                       National Bank of Canada (Finance)...........................              7,500          250,358
                       Talisman Energy, Inc. (Energy)..............................              5,900          335,643

                       CHINA -- 0.3%
                       China Telecom Corp., Ltd., Class H (Information
                         Technology)...............................................            340,000          139,044

                       FRANCE -- 4.9%
                       Aventis SA (Healthcare).....................................              4,252          280,723
                       Axa (Finance)...............................................              8,332          178,149
                       Lafarge SA (Materials)......................................              6,377          567,250
                       Pinault-Printemps-Redoute SA (Consumer Discretionary).......              2,500          241,438
                       Societe Television Francaise 1 (Information &
                         Entertainment)............................................              5,800          202,278
                       Total SA (Energy)...........................................              3,540          657,437

                       GERMANY -- 1.5%
                       E.ON AG (Utilities).........................................              4,400          286,835
                       SAP AG (Information Technology).............................              1,300          218,091
                       Schering AG (Healthcare)....................................              2,900          146,703

                       ITALY -- 2.3%
                       Eni SpA (Energy)(1).........................................             23,324          439,631
                       Fiat SpA (Consumer Discretionary)+..........................             24,400          186,916
                       UniCredito Italiano SpA (Finance)...........................             70,900          382,334

                       JAPAN -- 4.5%
                       Asahi Glass Co., Ltd. (Consumer Discretionary)..............             13,000          106,781
                       Bank of Yokohama, Ltd. (Finance)............................             21,000           97,615
                       Dai Nippon Printing Co., Ltd. (Industrial & Commercial).....              6,000           84,286
                       Fuji Photo Film Co., Ltd. (Information & Entertainment).....              4,000          129,183
                       Honda Motor Co., Ltd. (Consumer Discretionary)..............              3,800          168,834
                       Keyence Corp (Information Technology).......................                500          105,428
                       Matsushita Electric Industrial Co., Ltd. (Information &
                         Entertainment)............................................             12,000          165,996
                       NTT DoCoMo, Inc. (Information Technology)...................                206          467,242
                       Nomura Research Institute, Ltd. (Information Technology)....              1,000           97,540
                       ORIX Corp. (Finance)........................................              1,400          115,779
                       Olympus Corp. (Information & Entertainment).................              4,000           86,807
                       Rohm Co., Ltd. (Information Technology).....................              1,500          175,853
                       Sompo Japan Insurance, Inc. (Finance).......................             14,000          115,126
                       Sony Corp. (Information & Entertainment)....................              1,100           38,092

                       MALAYSIA -- 0.7%
                       Public Bank BHD (Finance)...................................            350,500          285,934

                       NETHERLANDS -- 1.5%
                       Akzo Nobel NV (Materials)...................................              8,500          327,713
                       Koninklijke (Royal) KPN NV (Information Technology)+........             41,000          316,147

                       SOUTH KOREA -- 1.6%
                       Kia Motors Corp. (Consumer Discretionary)...................             21,900          200,344
                       Kookmin Bank (Finance)......................................              5,710          213,975
                       LG Electronics, Inc. (Information Technology)+..............              2,600          127,873
                       SK Telecom Co., Ltd. (Information Technology)...............                940          156,995

                       SWEDEN -- 0.6%
                       Nordea AB (Finance).........................................             34,520          259,159

                       SWITZERLAND -- 2.4%
                       ABB, Ltd. (Industrial & Commercial)+........................             62,710          317,782
                       Roche Holding AG (Healthcare)...............................              3,622          365,186
                       UBS AG (Finance)............................................              4,970          340,224

                                                           ---------------------

                                                                                                              VALUE
                       COMMON STOCK (CONTINUED)                                              SHARES         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE EQUITY (continued)
                       TAIWAN -- 0.4%
                       United Microelectronics Corp. (Information Technology)+.....            223,000   $      191,143

                       UNITED KINGDOM -- 6.9%
                       AstraZeneca Group, PLC (Healthcare).........................              6,500          310,956
                       British Airways, PLC (Information & Entertainment)+.........             94,700          393,028
                       Compass Group, PLC (Consumer Staples).......................             63,000          427,341
                       Corus Group (Materials)+....................................            426,966          228,647
                       GlaxoSmithKline, PLC (Healthcare)...........................              6,700          153,086
                       National Grid Transco, PLC (Utilities)......................             37,946          271,112
                       Reckitt Benckiser, PLC (Consumer Staples)...................             13,470          303,924
                       Royal Bank of Scotland Group, PLC (Finance).................             16,960          498,318
                       Vodafone Group, PLC (Information Technology)................            172,684          426,926
                                                                                                         ---------------
                                                                                                             12,938,860
                                                                                                         ---------------
                       TOTAL COMMON STOCK (cost $26,099,494).......................                          30,890,635
                                                                                                         ---------------


                       PREFERRED STOCK -- 0.0%
                       -------------------------------------------------------------------------------------------------
                       CORE EQUITY -- 0.0%

                       UNITED STATES -- 0.0%

                       Metals & Minerals -- 0.0%
                       Weirton Steel Corp., Series C (Convertible).................              1,125              416
                                                                                                         ---------------
                       TOTAL PREFERRED STOCK (cost $0).............................                                 416
                                                                                                         ---------------

                                                                                           PRINCIPAL
                       ASSET BACKED SECURITIES -- 0.5%                                       AMOUNT
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 0.5%

                       Finance -- 0.5%
                       Advanta Mtg. Loan Trust, Series 1999-4 A 1.52% 2029(3)......       $     27,416           27,370
                       BMW Vehicle Owner Trust, Series 2003-A A2 1.45% 2005........             21,049           21,070
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2001-TOP4 A3 5.61% 2033...................................             25,000           26,687
                       Bear Stearns Commercial Mtg. Securities, Inc., Series
                         2002-TOP8 A2 4.83% 2038...................................             25,000           25,261
                       CS First Boston Mtg. Securities Corp., Series 1997-C1 A1B
                         7.15% 2029................................................              4,893            4,895
                       CS First Boston Mtg. Securities Corp., Series 2003-C3 A5
                         3.94% 2038................................................             20,000           18,768
                       GS Mtg. Securities Corp. II, Series 2000-GSFL A 1.44%
                         2004*(3)..................................................             27,064           27,065
                       John Deere Owner Trust, Series 2003-A A2 1.31% 2006.........             20,000           19,987
                       LB-UBS Commercial Mtg. Trust, Series 2001-C7 A5 6.13%
                         2030......................................................             25,000           27,502
                       Nelnet Student Loan Trust, Series 2003-2 A1 1.18% 2009(3)...              8,865            8,864
                       SLM Student Loan Trust, Series 2000-1 A1L 1.25% 2008(3).....                840              840
                       SLM Student Loan Trust, Series 2001-3 A1L 1.20% 2010(3).....              4,171            4,173
                       Superior Wholesale Inventory Financing Trust, Series 1999-A
                         A1 1.25% 2006(3)..........................................             25,000           25,010
                                                                                                         ---------------
                       TOTAL ASSET BACKED SECURITIES (cost $236,224)...............                             237,492
                                                                                                         ---------------

---------------------
    42

                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES -- 23.9%                                                AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND -- 15.4%

                       Consumer Discretionary -- 2.0%
                       Accuride Corp., Series B 9.25% 2008.........................       $     55,000   $       56,512
                       Beazer Homes USA, Inc. 8.63% 2011...........................             40,000           44,000
                       CSK Auto, Inc. 12.00% 2006..................................             33,000           37,867
                       Champion Enterprises, Inc. 7.63% 2009.......................             15,000           13,669
                       Champion Home Builders Co. 11.25% 2007......................              5,000            5,406
                       D.R. Horton, Inc. 9.75% 2010................................             50,000           59,500
                       Dana Corp. 9.00% 2011.......................................             50,000           60,250
                       Dana Corp. 10.13% 2010......................................             10,000           11,650
                       Del Webb Corp. 10.25% 2010..................................             25,000           26,594
                       Delco Remy International, Inc. 8.63% 2007...................             15,000           15,338
                       Delco Remy International, Inc. 10.63% 2006..................              5,000            5,025
                       Dura Operating Corp., Series B 8.63% 2012...................             10,000           10,650
                       Dura Operating Corp., Series D 9.00% 2009...................             10,000           10,000
                       Gap, Inc. 10.55% 2008(4)....................................             40,000           49,300
                       Goodyear Tire & Rubber Co. 7.86% 2011.......................             35,000           30,537
                       Koppers, Inc. 9.88% 2013*...................................             25,000           27,563
                       LDM Technologies, Inc., Series B 10.75% 2007................             40,000           40,400
                       Lear Corp., Series B 8.11% 2009.............................             30,000           35,287
                       Metaldyne Corp. 10.00% 2013*................................             15,000           15,150
                       Navistar International Corp., Series B 8.00% 2008...........              5,000            5,137
                       Navistar International Corp., Series B 9.38% 2006...........              5,000            5,519
                       Nortek Holdings, Inc. 10.00% 2011*(5).......................             25,000           18,125
                       Oxford Industries, Inc. 8.88% 2011*.........................              5,000            5,469
                       Remington Arms Co., Inc. 10.50% 2011........................             20,000           21,300
                       Rite Aid Corp. 8.13% 2010...................................             60,000           64,500
                       Standard-Pacific Corp. 9.50% 2010...........................             50,000           55,750
                       Staples, Inc. 5.88% 2004....................................  EUR        10,000           12,918
                       TRW Automotive, Inc. 11.00% 2013............................             15,000           17,663
                       Tenneco Automotive, Inc., Series B 10.25% 2013..............             10,000           11,375
                       Tenneco Automotive, Inc., Series B 11.63% 2009..............             10,000           10,800
                       Wal-Mart Stores, Inc. 6.55% 2004............................             35,000           36,105
                       Winn-Dixie Stores, Inc. 8.88% 2008..........................             40,000           40,600

                       Consumer Staples -- 0.3%
                       Delhaize America, Inc. 8.13% 2011...........................             10,000           11,500
                       Great Atlantic & Pacific Tea Co., Inc. 9.13% 2011...........             50,000           45,750
                       Johnsondiversey Holdings, Inc. 10.67% 2013*(5)..............             20,000           15,300
                       Johnsondiversey, Inc., Series B 9.63% 2012..................              5,000            5,575
                       Jostens Holding Corp. 10.25% 2013*(5).......................             25,000           15,687
                       Playtex Products, Inc. 9.38% 2011...........................             15,000           15,150
                       Revlon Consumer Products Corp. 12.00% 2005..................             25,000           25,000
                       Scotts Co. 6.63% 2013*......................................              5,000            5,138
                       United Agri Products, Inc. 8.25% 2011*......................              5,000            5,138

                       Energy -- 1.6%
                       Burlington Resources Finance Co. 6.68% 2011.................             10,000           11,239
                       Chesapeake Energy Corp. 6.88% 2016*.........................             15,000           15,450
                       Costilla Energy, Inc. 10.25% 2006+(2)(6)(9).................            130,000                0
                       Dynegy Holdings, Inc. 10.13% 2013*..........................             50,000           57,500
                       El Paso Corp. 6.75% 2009....................................             50,000           47,687
                       El Paso Corp. 7.00% 2011....................................            100,000           92,250
                       El Paso Production Holding Co. 7.75% 2013*..................             15,000           14,775
                       Energy Corp. of America, Series A 9.50% 2007................            110,000           88,000
                       Giant Industries, Inc. 11.00% 2012..........................             30,000           32,400
                       NRG Energy, Inc. 8.00% 2013*................................             20,000           21,025
                       Parker Drilling Co. 9.63% 2013*.............................             15,000           15,600
                       Peabody Energy Corp., Series B 6.88% 2013...................             10,000           10,550
                       Pioneer Natural Resources Co. 9.63% 2010....................             45,000           55,999

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Energy (continued)
                       Premcor Refining Group, Inc. 7.75% 2012*....................       $     50,000   $       51,500
                       Pride International, Inc. 10.00% 2009.......................             25,000           26,813
                       Tesoro Petroleum Corp. 8.00% 2008...........................             10,000           10,625
                       Tesoro Petroleum Corp., Series B 9.63% 2008.................             20,000           21,300
                       Tom Brown, Inc. 7.25% 2013(7)...............................             15,000           15,863
                       Williams Cos., Inc. 7.13% 2011..............................             60,000           63,450
                       Williams Cos., Inc. 8.25% 2012..............................              5,000            5,550
                       Williams Cos., Inc. 8.63% 2010..............................             25,000           28,062

                       Finance -- 0.3%
                       Anthem Insurance Cos., Inc. 9.00% 2027*.....................             10,000           13,588
                       Arch Western Finance, LLC 6.75% 2013*.......................             20,000           20,550
                       Asat Finance, LLC 12.50% 2006...............................             20,000           21,225
                       Athena Neurosciences Finance, LLC 7.25% 2008................             40,000           35,920
                       Chevy Chase Bank FSB 6.88% 2013.............................              5,000            5,125
                       Couche-Tard US LP/Couche-Tard Finance Corp 7.50% 2013*......              5,000            5,237
                       Kraton Polymers, LLC 8.13% 2014*............................              5,000            5,200
                       NAC Re Corp. 7.15% 2005.....................................             20,000           21,733
                       River Rock Entertainment Authority 9.75% 2011*..............             10,000           10,750
                       Sensus Metering Systems, Inc. 8.63% 2013*...................             10,000           10,250

                       Healthcare -- 0.8%
                       Alaris Medical Systems, Inc. 7.25% 2011.....................             10,000           10,350
                       AmerisourceBergen Corp. 8.13% 2008..........................              5,000            5,638
                       Beverly Enterprises, Inc. 9.63% 2009........................             40,000           44,100
                       Bio-Rad Laboratories, Inc. 7.50% 2013.......................             10,000           11,000
                       Biovail Corp. 7.88% 2010....................................             15,000           15,300
                       Extendicare Health Services, Inc. 9.35% 2007................              5,000            5,150
                       Extendicare Health Services, Inc. 9.50% 2010................             10,000           11,100
                       Genesis Healthcare Corp. 8.00% 2013*........................             15,000           15,637
                       HEALTHSOUTH Corp. 7.38% 2006(8).............................             30,000           28,575
                       HEALTHSOUTH Corp. 8.50% 2008(8).............................             20,000           19,200
                       Health Net, Inc. 8.38% 2011.................................             15,000           18,024
                       Kinetic Concepts, Inc. 7.38% 2013*..........................              5,000            5,150
                       NDCHealth Corp. 10.50% 2012.................................             40,000           45,000
                       NeighborCare, Inc. 6.88% 2013*..............................             15,000           15,262
                       Omnicare, Inc. 6.13% 2013...................................              5,000            5,013
                       Omnicare, Inc., Series B 8.13% 2011.........................             15,000           16,387
                       Radiologix, Inc., Series B 10.50% 2008......................             45,000           45,000
                       Valeant Pharmaceuticals International 7.00% 2011*...........              5,000            5,150
                       WellPoint Health Networks, Inc. 6.38% 2012..................             15,000           16,516

                       Industrial & Commercial -- 1.4%
                       Advanstar Communications, Inc. 10.75% 2010*.................             15,000           16,238
                       Allied Waste North America, Inc. 7.88% 2013.................             20,000           21,650
                       Allied Waste North America, Inc., Series B 8.50% 2008.......             80,000           89,000
                       Argo-Tech Corp. 8.63% 2007..................................             60,000           58,500
                       Case New Holland, Inc. 9.25% 2011*..........................             55,000           61,600
                       Cummins, Inc. 9.50% 2010*...................................              5,000            5,750
                       Fluor Corp. 6.95% 2007......................................             25,000           25,625
                       Interface, Inc. 10.38% 2010.................................             20,000           21,150
                       Iron Mountain, Inc. 8.25% 2011..............................             50,000           52,500
                       L-3 Communications Corp. 7.63% 2012.........................             20,000           21,675
                       Manitowoc, Inc. 10.50% 2012.................................             15,000           17,081
                       Numatics, Inc., Series B 9.63% 2008.........................             15,000           12,019
                       SCG Holdings Corp. & Semiconductor Components Industries,
                         LLC 12.00% 2009...........................................             58,000           62,350
                       Sequa Corp., Series B 8.88% 2008............................             15,000           16,275

---------------------
    44


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Industrial & Commercial (continued)
                       United Rentals (North America), Inc. 7.75% 2013*............       $     30,000   $       30,637
                       United Rentals (North America), Inc., Series B 10.75%
                         2008......................................................             15,000           16,875
                       Von Hoffman Corp. 10.25% 2009...............................             20,000           21,300
                       Westinghouse Air Brake Co. 6.88% 2013*......................              5,000            5,181
                       Xerox Corp. 7.63% 2013......................................             35,000           37,800
                       Xerox Corp. 9.75% 2009......................................             10,000           11,700

                       Information & Entertainment -- 2.5%
                       Aztar Corp. 9.00% 2011......................................             15,000           16,463
                       CSC Holdings, Inc., Series B 7.63% 2011.....................             70,000           73,675
                       Charter Communications Holdings, LLC 8.63% 2009.............             20,000           17,450
                       Charter Communications Holdings, LLC 9.92% 2011(5)..........             10,000            8,550
                       Charter Communications Holdings, LLC 10.75% 2009............             15,000           13,762
                       Charter Communications Holdings, LLC 13.50% 2011(5).........            170,000          126,650
                       Clear Channel Communications, Inc. 6.50% 2005...............  EUR         5,000            6,580
                       Delta Air Lines, Inc. 7.90% 2009............................             40,000           32,350
                       Dex Media West, LLC 9.88% 2013*.............................             35,000           40,687
                       EchoStar DBS Corp. 6.38% 2011*..............................             45,000           46,125
                       EchoStar DBS Corp. 9.38% 2009...............................             35,000           36,794
                       El Pollo Loco, Inc. 9.25% 2009*.............................             20,000           20,250
                       Icon Health & Fitness, Inc. 11.25% 2012.....................             30,000           32,700
                       Insight Midwest LP/Insight Capital, Inc. 9.75% 2009.........             20,000           21,150
                       Insight Midwest LP/Insight Capital, Inc. 10.50% 2010........             50,000           54,375
                       LBI Media Holdings, Inc. 11.00% 2013*(5)....................             30,000           19,425
                       LIN Television Corp. 6.50% 2013*............................             25,000           25,031
                       Lamar Media Corp. 7.25% 2013................................              5,000            5,375
                       Liberty Group Operating, Inc. 9.38% 2008....................             10,000           10,100
                       Lodgenet Entertainment Corp. 9.50% 2013.....................             10,000           10,950
                       MGM MIRAGE, Inc. 8.38% 2011.................................             50,000           56,625
                       MGM MIRAGE, Inc. 8.50% 2010.................................             25,000           28,687
                       Mandalay Resort Group 9.38% 2010............................             45,000           52,425
                       Mandalay Resort Group, Series B 10.25% 2007.................             15,000           17,325
                       McDonald's Corp., Series EMTN 5.88% 2032....................  GBP         5,000            9,399
                       Mediacom Broadband, LLC 11.00% 2013.........................             25,000           28,062
                       Mediacom, LLC 9.50% 2013....................................             35,000           37,100
                       Medianews Group, Inc. 6.88% 2013*...........................             15,000           15,263
                       News America Holdings, Inc. 8.88% 2023......................             15,000           19,229
                       Northwest Airlines, Inc. 8.88% 2006.........................             15,000           13,613
                       Northwest Airlines, Inc. 9.88% 2007.........................             15,000           13,650
                       Park Place Entertainment Corp. 8.13% 2011...................             55,000           61,669
                       Primedia, Inc. 8.88% 2011...................................             15,000           15,825
                       R.H. Donnelley Finance Corp. I 10.88% 2012*.................             30,000           35,587
                       Six Flags, Inc. 9.75% 2013..................................             30,000           31,575
                       Station Casinos, Inc. 8.88% 2008............................             15,000           15,525
                       True Temper Sports, Inc., Series B 10.88% 2008..............             15,000           15,900
                       Videotron Ltee 6.88% 2014*..................................              5,000            5,163

                       Information Technology -- 2.1%
                       ACC Escrow Corp. 10.00% 2011*...............................             10,000           11,150
                       Alaska Communications Systems Holdings, Inc. 9.88% 2011*....             10,000           10,500
                       American Tower Corp. 9.38% 2009.............................             25,000           26,625
                       Amkor Technology, Inc. 9.25% 2008...........................             35,000           39,725
                       Amkor Technology, Inc. 10.50% 2009..........................             25,000           26,687
                       Avaya, Inc. 11.13% 2009.....................................             35,000           40,950
                       Cincinnati Bell, Inc. 8.38% 2014*...........................             30,000           32,250
                       Crown Castle International Corp. 9.38% 2011.................              5,000            5,550
                       Crown Castle International Corp. 10.75% 2011................              5,000            5,625
                       GCI, Inc. 9.75% 2007........................................             70,000           72,100

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Information Technology (continued)
                       General Cable Corp. 9.50% 2010*.............................       $      5,000   $        5,338
                       Level 3 Communications, Inc. 12.88% 2010(5).................             20,000           16,750
                       Lucent Technologies, Inc. 7.25% 2006........................             25,000           25,375
                       Nextel Communications, Inc. 9.50% 2011......................            105,000          118,650
                       Nextel Partners, Inc. 8.13% 2011............................             35,000           37,275
                       Nortel Networks, Ltd. 6.13% 2006............................             20,000           20,250
                       PanAmSat Corp. 8.50% 2012...................................             15,000           16,650
                       Qwest Capital Funding, Inc. 7.90% 2010......................            165,000          167,475
                       SBA Communications Corp. 9.75% 2011*(5).....................             25,000           17,625
                       Sanmina-SCI Corp. 10.38% 2010...............................             45,000           52,650
                       Solectron Corp. 9.63% 2009..................................             20,000           22,300
                       Telecommunications Techniques Co., LLC 9.75% 2008+(6).......            140,000            1,575
                       Thomas & Betts Corp. 7.25% 2013.............................              5,000            5,150
                       Time Warner Telecom, Inc. 10.13% 2011.......................              5,000            5,325
                       Triton PCS, Inc. 8.75% 2011.................................             55,000           54,175
                       UCAR Finance, Inc. 10.25% 2012..............................             15,000           17,250
                       United States West Communications, Inc. 6.88% 2033..........             25,000           23,750
                       Verizon New England, Inc. 6.50% 2011........................             15,000           16,528
                       Wesco Distribution, Inc., Series B 9.13% 2008...............             15,000           15,525
                       Western Wireless Corp. 9.25% 2013...........................             20,000           21,100

                       Materials -- 2.1%
                       AEP Industries, Inc. 9.88% 2007.............................             15,000           15,075
                       AK Steel Corp. 7.88% 2009...................................             60,000           52,650
                       ARCO Chemical Co. 9.80% 2020................................             45,000           45,225
                       Airgas, Inc. 9.13% 2011.....................................             10,000           11,225
                       Anchor Glass Container Corp. 11.00% 2013....................             20,000           23,200
                       Blue Ridge Paper Products, Inc. 9.50% 2008*.................              5,000            5,000
                       Boise Cascade Corp. 6.50% 2010..............................             15,000           15,647
                       Caraustar Industries, Inc. 9.88% 2011.......................             15,000           16,200
                       Century Aluminum Co. 11.75% 2008............................             20,000           22,300
                       Consumers International, Inc. 10.25% 2005+(2)(6)(9).........             50,000                5
                       FastenTech, Inc. 11.50% 2011*...............................             15,000           16,219
                       Georgia Pacific Corp. 8.88% 2010............................            100,000          114,000
                       Graphic Packaging International Corp. 8.50% 2011*...........              5,000            5,475
                       IMC Global, Inc., Series B 10.88% 2008......................             15,000           16,500
                       IMC Global, Inc., Series B 11.25% 2011......................             30,000           33,000
                       International Paper Co. 5.38% 2006..........................  EUR        10,000           13,123
                       Longview Fibre Co. 10.00% 2009..............................             10,000           10,975
                       Lyondell Chemical Co., Series B 9.88% 2007..................             55,000           58,025
                       Massey Energy Co. 6.63% 2010*...............................             10,000           10,250
                       Methanex Corp. 8.75% 2012...................................             15,000           16,725
                       Millennium America, Inc. 9.25% 2008.........................             15,000           16,350
                       Nalco Co. 7.75% 2011*.......................................             10,000           10,700
                       Nalco Co. 8.88% 2013*.......................................             15,000           15,900
                       Noveon, Inc., Series B 11.00% 2011..........................              5,000            5,800
                       Omnova Solutions, Inc. 11.25% 2010*.........................             15,000           16,650
                       Oregon Steel Mills, Inc. 10.00% 2009........................             10,000            8,775
                       Owens-Brockway Glass Container, Inc. 8.25% 2013.............             50,000           53,688
                       Pioneer Cos., Inc. 4.64% 2006(3)............................              1,038              939
                       Resolution Performance Products, LLC 9.50% 2010.............              5,000            5,075
                       Resolution Performance Products, LLC 13.50% 2010............             50,000           43,500
                       Steel Dynamics, Inc. 9.50% 2009*............................             15,000           16,650
                       Stone Container Corp. 8.38% 2012............................              5,000            5,425
                       Stone Container Corp. 9.25% 2008............................             15,000           16,575
                       Stone Container Corp. 9.75% 2011............................             30,000           33,150
                       Tekni-Plex, Inc. 8.75% 2013*................................             10,000           10,425

---------------------
    46


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       CORE BOND (continued)
                       Materials (continued)
                       Texas Petrochemicals Corp., Series B 11.13% 2006+(6)........       $     75,000   $       22,500
                       Union Carbide Corp. 6.79% 2025..............................             20,000           19,700
                       United Industries Corp., Series D 9.88% 2009................             20,000           20,950
                       United States Steel, LLC 10.75% 2008........................             60,000           70,200
                       Weyerhaeuser Co. 6.13% 2007.................................             20,000           21,676

                       Real Estate -- 0.2%
                       CBRE Escrow, Inc. 9.75% 2010*...............................              5,000            5,550
                       Health Care Property Investors, Inc. 6.45% 2012.............             10,000           10,844
                       Host Marriott LP, Series G 9.25% 2007.......................              5,000            5,588
                       Host Marriott LP, Series I 9.50% 2007.......................             45,000           50,062

                       U.S. Government Agencies -- 0.3%
                       Federal Home Loan Mtg. Corp. 6.44% 2029(3)..................             81,640           84,443
                       Federal National Mtg. Assoc. 4.79% 2012.....................             25,000           25,411

                       U.S. Government Obligations -- 1.0%
                       United States Treasury Bonds 5.50% 2028.....................             75,000           78,120
                       United States Treasury Notes 4.25% 2013.....................            305,000          305,381
                       United States Treasury Notes 4.38% 2012.....................             55,000           56,092

                       Utilities -- 0.8%
                       AES Corp. 8.88% 2011........................................             30,000           32,700
                       AES Corp. 9.00% 2015*.......................................              5,000            5,650
                       Avista Corp. 9.75% 2008.....................................             25,000           29,750
                       CMS Energy Corp. 8.90% 2008.................................             60,000           65,100
                       Calpine Corp. 8.50% 2010*...................................             35,000           34,125
                       Calpine Corp. 8.50% 2011....................................             45,000           35,606
                       Nevada Power Co. 9.00% 2013*................................             20,000           22,125
                       Nevada Power Co., Series E 10.88% 2009......................             15,000           17,419
                       SEMCO Energy, Inc. 7.13% 2008...............................              5,000            5,206
                       SEMCO Energy, Inc. 7.75% 2013...............................              5,000            5,257
                       Virginia Electric & Power Co., Series A 5.38% 2007..........             10,000           10,666
                       Westar Energy, Inc. 9.75% 2007..............................             50,000           56,812
                       Western Resources, Inc. 6.88% 2004..........................             10,000           10,150
                       Western Resources, Inc. 7.13% 2009..........................             10,000           10,476
                                                                                                         ---------------
                                                                                                              6,682,793
                                                                                                         ---------------

                       GLOBAL CORE BOND -- 8.5%

                       AUSTRIA -- 0.5%
                       Republic of Austria 5.00% 2012*.............................  EUR       170,000          226,120

                       BELGIUM -- 0.0%
                       Telenet Group Holding NV 11.50% 2014 (Information &
                         Entertainment)*(5)........................................             25,000           15,750

                       BRAZIL -- 0.0%
                       Companhia Vale do Rio Doce 0.06% 2049
                         (Materials)(2)(4)(9)......................................  BRL         2,000                0

                       CANADA -- 1.1%
                       Abitibi-Consolidated, Inc. 8.55% 2010 (Materials)...........             50,000           55,680
                       Acetex Corp. 10.88% 2009 (Materials)........................             15,000           16,650
                       CanWest Media, Inc. 10.63% 2011 (Information &
                         Entertainment)............................................             35,000           39,987
                       Corus Entertainment, Inc. 8.75% 2012 (Information &
                         Entertainment)............................................             25,000           27,500
                       Government of Canada, Series WL43 5.75% 2029................  CAD        70,000           58,319
                       Imax Corp 9.63% 2010 (Information Technology)*..............             10,000           10,513
                       Pacifica Papers, Inc. 10.00% 2009 (Materials)...............             40,000           42,400

                                                           ---------------------


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       CANADA (continued)
                       Quebecor Media, Inc. 13.75% 2011 (Information &
                         Entertainment)(5).........................................       $     80,000   $       70,500
                       Rogers Cable, Inc. 6.25% 2013 (Information &
                         Entertainment)............................................             10,000           10,075
                       Rogers Cantel, Inc. 9.75% 2016 (Information Technology).....             25,000           30,125
                       Rogers Wireless Communications, Inc. 9.63% 2011 (Information
                         Technology)...............................................             60,000           71,700
                       Shaw Communications, Inc. 8.25% 2010 (Information &
                         Entertainment)............................................             10,000           11,325
                       Tembec Industries, Inc. 8.63% 2009 (Materials)..............             35,000           36,050

                       DENMARK -- 0.8%
                       Kingdom of Denmark 4.88% 2007...............................  EUR       220,000          291,741
                       Kingdom of Denmark 6.00% 2009...............................  DKK       335,000           62,761

                       FINLAND -- 0.2%
                       Republic of Finland 5.38% 2013..............................  EUR        50,000           68,241

                       FRANCE -- 0.2%
                       Axa 8.60% 2030 (Finance)....................................             10,000           12,605
                       Crown European Holdings SA 10.88% 2013 (Materials)..........             30,000           35,287
                       Vivendi Universal SA 9.25% 2010 (Information &
                         Entertainment)*...........................................             15,000           17,775

                       GERMANY -- 1.6%
                       Federal Republic of Germany, Series 00 5.50% 2031...........  EUR        70,000           95,609
                       Federal Republic of Germany, Series 00 6.25% 2030...........  EUR        60,000           90,043
                       Federal Republic of Germany, Series 0302 3.75% 2013.........  EUR       440,000          532,113

                       IRELAND -- 0.0%
                       MDP Acquisitions, PLC 9.63% 2012 (Industrials &
                         Commercial)...............................................             10,000           11,200

                       JAPAN -- 0.8%
                       Government of Japan, Series 234 1.40% 2011..................  JPY    20,100,000          191,685
                       Government of Japan, Series 250 0.50% 2013..................  JPY    17,000,000          147,222

                       LUXEMBOURG -- 0.2%
                       Tyco International Group SA 6.13% 2009 (Industrials &
                         Commercial)...............................................             20,000           21,400
                       Tyco International Group SA 6.38% 2011 (Industrials &
                         Commercial)...............................................             45,000           48,094
                       Tyco International Group SA 6.75% 2011 (Industrials &
                         Commercial)...............................................             10,000           10,925

                       MEXICO -- 0.0%
                       United Mexican States 8.13% 2019............................             10,000           11,175

                       NETHERLANDS -- 0.5%
                       Kingdom of Netherlands 5.50% 2028...........................  EUR       135,000          183,534
                       Telefonica Europe BV 7.75% 2010 (Information Technology)....             15,000           17,809

                       SINGAPORE -- 0.7%
                       Oversea-Chinese Banking Corp., Ltd. 7.25% 2011 (Finance)....  EUR        25,000           36,460
                       Republic of Singapore 2.25% 2013............................  SGD       530,000          274,757

                       SOUTH AFRICA -- 0.1%
                       Republic of South Africa 5.25% 2013.........................  EUR        20,000           24,065

                       SWEDEN -- 0.2%
                       Kingdom of Sweden, Series 1043 5.00% 2009...................  SEK       400,000           57,752
                       Svenska Handelsbanken AB 1.11% 2005 (Finance)(2)(3).........             40,000           39,973

---------------------
    48


                                                                                           PRINCIPAL          VALUE
                       BONDS & NOTES (CONTINUED)                                             AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       GLOBAL CORE BOND (continued)
                       UNITED KINGDOM -- 1.6%
                       British Telecommunications, PLC 8.88% 2030 (Information
                         Technology)(4)............................................       $     10,000   $       13,076
                       Holmes Financing, PLC, Series 4 1A 1.34% 2015
                         (Finance)(2)(3)...........................................             26,250           26,268
                       National Grid Transco, PLC, Series EMTN 5.00% 2018
                         (Utilities)...............................................  EUR        10,000           12,027
                       United Kingdom Treasury 4.25% 2032..........................  GBP        10,000           16,626
                       United Kingdom Treasury 5.00% 2004..........................  GBP        70,000          125,616
                       United Kingdom Treasury 5.75% 2009(1).......................  GBP       150,000          282,645
                       United Kingdom Treasury 6.25% 2010..........................  GBP        75,000          146,017
                       United Kingdom Treasury 7.25% 2007..........................  GBP        45,000           87,959
                                                                                                         ---------------
                                                                                                              3,715,154
                                                                                                         ---------------
                       TOTAL BONDS & NOTES (cost $9,746,466).......................                          10,397,947
                                                                                                         ---------------


                       WARRANTS -- 0.0%                                                     WARRANTS
                       -------------------------------------------------------------------------------------------------
                       INFORMATION TECHNOLOGY -- 0.0%
                       KMC Telecom Holdings, Inc. Expires 1/31/08*(2)(9) (cost
                         $912).....................................................                330                0
                                                                                                         ---------------
                       TOTAL INVESTMENT SECURITIES (cost $36,083,096)..............                          41,526,490
                                                                                                         ---------------

                                                                                           PRINCIPAL
                       SHORT-TERM SECURITIES -- 1.8%                                         AMOUNT
                       -------------------------------------------------------------------------------------------------
                       NON-U.S. GOVERNMENT OBLIGATIONS -- 0.6%
                       Kingdom of Belgium zero coupon due 4/15/04(1)...............       $    210,000          263,090
                                                                                                         ---------------
                       U.S. GOVERNMENT OBLIGATIONS -- 1.2%
                       United States Treasury Bills 0.01% due 3/4/04(1)............            500,000          499,268
                                                                                                         ---------------
                       TOTAL SHORT-TERM SECURITIES (cost $739,429).................                             762,358
                                                                                                         ---------------

                                                           ---------------------

                                                                                           PRINCIPAL          VALUE
                       REPURCHASE AGREEMENTS -- 2.5%                                         AMOUNT         (NOTE 2)
                       -------------------------------------------------------------------------------------------------
                       BNP Paribas Securities Corp. Joint Repurchase Agreement (See
                         Note 2)(1)................................................       $    536,000          536,000
                       UBS Warburg, LLC Joint Repurchase Agreement (See Note
                         2)(1).....................................................            544,000          544,000
                                                                                                         ---------------
                       TOTAL REPURCHASE AGREEMENTS (cost $1,080,000)...............                           1,080,000
                                                                                                         ---------------

                       TOTAL INVESTMENTS --
                         (cost $37,902,525)@                99.9%                                            43,368,848
                       Other assets less liabilities --      0.1                                                 38,435
                                                           ------                                        ---------------
                       NET ASSETS --                       100.0%                                        $   43,407,283
                                                           ======                                        ===============


              -----------------------------

              +    Non-income producing security

              * Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2003, the aggregate value of these securities was $1,337,262 representing 3.1% of net assets.

              @   See Note 5

              (1) The security or a portion thereof represents collateral for open future contracts

              (2)  Fair valued security -- See Note 2

              (3) Security is a "floating rate" bond where the coupon fluctuates. The rate reflected is as of December 31, 2003.

              (4) Variable rate security -- the rate reflected is as of December 31, 2003; the maturity date reflects next reset date.

              (5) The interest rate shown represents the step-up coupon rate at which the bond accrues or will accrue at a specified date

              (6)  Bond in default

              (7) Consists of more than one class of securities traded together as a unit; generally bonds with attached stocks or warrants.

              (8)  Company has filed Chapter 11.

              (9)  Illiquid security

              (10) To the extent permitted by the Statement of Additional
                   Information, the Strategic Multi-Asset Portfolio may invest in restricted securities. This restricted security is valued pursuant to Note 2. Restricted securities held by a Portfolio may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. As of December 31, 2003, the Strategic Multi-Asset Portfolio held the following restricted securities:

                                                                                                                         VALUE
                                                                         ACQUISITION            ACQUISITION   MARKET   AS A % OF
                            NAME                                            DATE       SHARES      COST       VALUE    NET ASSETS
                            ----                                         -----------   ------   -----------   ------   ----------
                            Classic Communications, Inc. ..............  01/16/2003     396       90,000      24,394      0.1%

              ADR -- American Depository Receipt
              GDR -- Global Depository Receipt

---------------------
    50

              OPEN FUTURES CONTRACTS

                       ---------------------------------------------------------------------------------------------------
                                                                                                              UNREALIZED
                       NUMBER OF                                            VALUE AT       VALUE AS OF       APPRECIATION
                       CONTRACTS       DESCRIPTION       EXPIRATION DATE   TRADE DATE   DECEMBER 31, 2003   (DEPRECIATION)
                       ---------------------------------------------------------------------------------------------------
                       2 Short    OMX 100 Index           January 2004     $   17,176      $   17,741         $   (565)
                       2 Short    CAC 40 10 Euro            March 2004         88,776          90,111           (1,335)
                       2 Short    FTSE 100 Index            March 2004        155,408         159,914           (4,506)
                       2 Short    S&P 500 Index             March 2004        530,128         555,300          (25,172)
                       2 Long     S&P 60 Index              March 2004        137,217         142,233            5,016
                       1 Long     SPI 200 Index             March 2004         60,791          62,254            1,463
                       1 Short    TSE TOPIX                 March 2004         94,313          97,509           (3,196)
                       1 Long     U.S. Treasury 2 YR
                                  Note (CBT)                March 2004        213,204         214,067              863
                       9 Short    U.S. Treasury 5 YR
                                  Note (CBT)                March 2004      1,002,456       1,004,625           (2,169)
                                                                                                              ---------
                                                                                                              $(29,601)
                                                                                                              =========

              OPEN FORWARD FOREIGN CURRENCY CONTRACTS

                       -----------------------------------------------------------------------
                           CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
                          TO DELIVER           EXCHANGE FOR         DATE        APPRECIATION
                       -----------------------------------------------------------------------
                       KRW   281,868,440   USD          236,199   3/24/2004      $   1,444
                       *NOK       35,000   USD            5,266   1/14/2004             18
                       *USD      202,882   CHF          266,000   1/13/2004         12,170
                       *USD       95,611   NOK          655,000   1/14/2004          2,601
                       *USD      576,954   GBP          336,000   1/20/2004         21,911
                       *USD      141,041   JPY       15,301,000   1/21/2004          1,871
                       *USD      194,977   SEK        1,469,000   1/22/2004          9,028
                       *USD      417,891   AUD          572,000   1/23/2004         11,622
                       *USD    3,242,253   EUR        2,714,000   1/26/2004        174,792
                       USD        22,270   ZAR          150,000   1/27/2004             21
                       *USD      128,599   CAD          168,000   2/10/2004          1,158
                       USD        43,169   CZK        1,162,000   2/20/2004          2,056
                       USD         8,942   KRW       10,820,000   2/20/2004             95
                       USD         8,622   TRL   13,318,000,000   2/20/2004            637
                       USD         8,887   COP       25,657,000   2/23/2004            220
                       USD         9,026   INR          414,000   2/23/2004             79
                       USD        13,618   TWD          463,000   2/23/2004             27
                       USD         8,997   RUB          270,000   2/24/2004            219
                       USD         8,973   BRL           27,000   2/25/2004            125
                       USD       409,569   AUD          559,100   3/24/2004          7,223
                       *USD      493,947   CAD          653,600   3/24/2004          9,959
                       *USD      174,746   EUR          143,000   3/24/2004          5,015
                       *USD      343,055   GBP          198,000   3/24/2004          8,077
                       *USD      694,374   JPY       74,815,300   3/24/2004          5,799
                       *USD      225,376   EUR          182,100   3/31/2004          3,495
                                                                                 ----------
                                                                                   279,662
                                                                                 ----------

                                                           ---------------------

                       -----------------------------------------------------------------------
                           CONTRACT                 IN            DELIVERY    GROSS UNREALIZED
                          TO DELIVER           EXCHANGE FOR         DATE        DEPRECIATION
                       -----------------------------------------------------------------------
                       *AUD      479,000   USD          349,328   1/23/2004      $ (10,351)
                       *CAD      303,000   USD          229,928   2/10/2004         (4,100)
                       *CAD      946,000   USD          708,937   3/24/2004        (20,400)
                       *CHF      270,000   USD          197,599   1/13/2004        (20,687)
                       CHF        60,000   USD           43,952   1/26/2004         (4,572)
                       CHF       376,050   USD          298,656   3/27/2004         (5,906)
                       DKK       385,000   USD           62,352    2/9/2004         (2,713)
                       *EUR    4,254,600   USD        5,024,998   1/26/2004       (331,729)
                       *EUR      207,000   USD          253,583   3/24/2004         (6,631)
                       *EUR      251,700   USD          311,517   3/31/2004         (4,830)
                       *GBP      725,000   USD        1,231,926   1/20/2004        (60,268)
                       *GBP      553,100   USD          957,719   3/24/2004        (23,145)
                       *JPY   14,891,000   USD          137,449   1/21/2004         (1,635)
                       JPY    10,160,700   USD           94,681   3/11/2004           (372)
                       *JPY   27,626,000   USD          257,799   3/24/2004           (744)
                       *KRW   52,000,000   USD           43,341   1/13/2004           (244)
                       NZD       104,000   USD           66,975    2/9/2004           (839)
                       *SEK      548,000   USD           72,870   1/22/2004         (3,233)
                       SEK       124,600   USD           16,908   1/23/2004           (394)
                       SEK       156,470   USD           21,284   3/24/2004           (384)
                       SGD       464,000   USD          270,665   1/16/2004         (2,607)
                       *USD       44,928   KRW       52,000,000   1/13/2004         (1,343)
                       USD        12,289   BRL           40,000   1/14/2004           (151)
                       USD        77,916   KRW       92,610,000   1/26/2004           (395)
                       USD         8,874   ARS           26,000   2/23/2004           (122)
                                                                                 ----------
                                                                                  (507,795)
                                                                                 ----------
                       Net Unrealized Appreciation
                         (Depreciation)                                          $(228,133)
                                                                                 ==========

              -----------------------------
              * Represents partially offsetting forward foreign currency contracts that, to the extent they offset, do not have additional market risk but have continued counterparty settlement risk.

                       ARS  --   Argentine Peso            JPY  --   Japanese Yen
                       AUD  --   Australian Dollar         KRW  --   South Korean Won
                       BRL  --   Brazilian Real            NOK  --   Norwegian Krone
                       CAD  --   Canadian Dollar           NZD  --   New Zealand Dollar
                       CHF  --   Swiss Franc               RUB  --   New Russian Ruble
                       COP  --   Colombian Peso            SEK  --   Swedish Krona
                       CZK  --   Czeck Koruna              SGD  --   Singapore Dollar
                       DKK  --   Danish Krone              TRL  --   Turkish Lira
                       EUR  --   Euro                      TWD  --   New Taiwan Dollar
                       GBP  --   British Pound             USD  --   United States Dollar
                       INR  --   Indian Rupee              ZAR  --   South African Rand

              See Notes to Financial Statements

---------------------
    52

                      (This page intentionally left blank)

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF ASSETS AND LIABILITIES
    DECEMBER 31, 2003

                                                                                 GOVERNMENT AND      ASSET
                                                                 MONEY MARKET     QUALITY BOND     ALLOCATION
                                                                  PORTFOLIO        PORTFOLIO       PORTFOLIO+
   -----------------------------------------------------------------------------------------------------------
   ASSETS:
   Investment securities, at value*............................  $        --      $929,620,955    $477,777,680
   Short-term securities*......................................   18,728,859                --              --
   Repurchase agreements (cost equals market)..................           --         1,965,000      27,057,000
   Cash........................................................        4,748             4,300           5,810
   Foreign currency*...........................................           --                --              47
   Receivables for --
     Sales of investments......................................           --                --       1,605,836
     Fund shares sold..........................................          652        14,429,193         721,819
     Dividends and accrued interest............................       34,577         7,689,358       2,747,169
   Prepaid expenses............................................           69            12,716             919
   Unrealized appreciation on forward foreign currency
     contracts.................................................           --                --              --
                                                                 ---------------------------------------------
                                                                  18,768,905       953,721,522     509,916,280
                                                                 ---------------------------------------------
   LIABILITIES:
   Payables for --
     Purchases of investments..................................           --                --         155,905
     Fund shares redeemed......................................       76,230         4,182,544         645,055
     Investment advisory and management fees...................        8,013           440,928         254,651
     Service fees -- Class 2...................................           --            18,773           2,864
     Service fees -- Class 3...................................           --            22,778             579
     Custodian fees............................................       13,514            77,091          37,467
     Reports to investors......................................          646           105,364          12,736
     Audit and tax fees........................................       27,014            27,212          14,094
     Trustees' fees............................................       14,344            89,209              --
     Variation margin on futures contracts.....................           --                --              --
   Other accrued expenses......................................          157            15,985           3,124
   Unrealized depreciation on forward foreign currency
     contracts.................................................           --                --              --
   Due to custodian for foreign currency*......................           --                --              --
                                                                 ---------------------------------------------
                                                                     139,918         4,979,884       1,126,475
                                                                 ---------------------------------------------
   NET ASSETS:.................................................  $18,628,987      $948,741,638    $508,789,805
                                                                 =============================================
   COMPOSITION OF NET ASSETS:
   Capital paid in.............................................  $18,628,987      $891,128,174    $505,452,539
   Accumulated undistributed net investment income (loss)......           --        40,095,155      13,553,700
   Accumulated undistributed net realized gain (loss) on
     investments, futures contracts and foreign exchange
     transactions..............................................           --          (961,075)    (49,254,594)
   Unrealized appreciation (depreciation) on investments (See
     Note 5)...................................................           --        18,479,384      39,038,142
   Unrealized foreign exchange gain (loss) on other assets and
     liabilities...............................................           --                --              18
   Unrealized appreciation (depreciation) on futures
     contracts.................................................           --                --              --
                                                                 ---------------------------------------------
                                                                 $18,628,987      $948,741,638    $508,789,805
                                                                 =============================================
   Class 1 (unlimited shares authorized):
       Net assets..............................................  $18,628,987      $685,905,275    $482,439,355
       Shares of beneficial interest issued and outstanding....   18,628,987        45,093,091      35,159,471
       Net asset value, offering and redemption price per
        share..................................................  $      1.00      $      15.21    $      13.72
                                                                 =============================================
   Class 2 (unlimited shares authorized):
       Net assets..............................................  $        --      $148,980,701    $ 23,154,731
       Shares of beneficial interest issued and outstanding....           --         9,799,681       1,689,064
       Net asset value, offering and redemption price per
        share..................................................  $        --      $      15.20    $      13.71
                                                                 =============================================
   Class 3 (unlimited shares authorized):
       Net assets..............................................  $        --      $113,855,662    $  3,195,719
       Shares of beneficial interest issued and outstanding....           --         7,498,425         233,344
       Net asset value, offering and redemption price per
        share..................................................  $        --      $      15.18    $      13.70
                                                                 =============================================
   ---------------
   *Cost
    Investment securities......................................  $        --      $911,141,571    $438,739,538
                                                                 =============================================
    Short-term securities......................................  $18,728,859      $         --    $         --
                                                                 =============================================
    Foreign currency...........................................  $        --      $         --    $         29
                                                                 =============================================

    +  See Note 1

    See Notes to Financial Statements

---------------------
    54

        GROWTH AND                      CAPITAL         NATURAL                     STRATEGIC
          INCOME         GROWTH       APPRECIATION     RESOURCES     MULTI-ASSET   MULTI-ASSET
         PORTFOLIO     PORTFOLIO       PORTFOLIO       PORTFOLIO      PORTFOLIO     PORTFOLIO
   -------------------------------------------------------------------------------------------
        $22,423,642   $703,703,637   $1,342,815,715   $131,792,808   $64,800,099   $41,526,490
                 --             --               --             --       499,550       762,358
             30,000     12,265,000       43,870,000      8,005,000       555,000     1,080,000
              4,595          3,167            3,439          3,524         2,870         3,757
                 --             --          106,056             --            --         4,521
                 --      3,026,069               --         90,121            --     1,255,152
                 --      1,842,463        2,849,240        346,292            66           161
             18,747        523,387          429,218        110,857       228,232       244,179
                 65          3,385            5,367          1,013           329           200
                 --             --               --             --            --       279,662
        --------------------------------------------------------------------------------------
         22,477,049    721,367,108    1,390,079,035    140,349,615    66,086,146    45,156,480
        --------------------------------------------------------------------------------------
                 --      1,820,059        9,165,423      4,092,835       336,418     1,115,665
              7,067      2,147,031        5,298,756      1,347,404        52,778        12,372
             12,964        403,120          798,800         81,728        54,833        36,188
                 --          7,811           13,561          1,718            --            --
                 --          7,156           11,540          1,162            --            --
             13,339         43,789          124,308         17,851        14,554        16,601
                944         76,398          148,667         13,292         2,278         1,558
             23,842         24,089           24,229         23,902        23,992        32,473
              7,148        100,507          172,103          9,676        26,821        17,721
                 --             --               --             --         9,425         3,530
              7,511         16,664           32,219          6,768         3,773         5,294
                 --             --               --             --            --       507,795
                 --             --               --         71,491            --            --
        --------------------------------------------------------------------------------------
             72,815      4,646,624       15,789,606      5,667,827       524,872     1,749,197
        --------------------------------------------------------------------------------------
        $22,404,234   $716,720,484   $1,374,289,429   $134,681,788   $65,561,274   $43,407,283
        ======================================================================================
        $20,055,554   $660,278,845   $1,395,281,541   $ 89,346,782   $58,092,309   $46,540,639
             96,661      3,856,946         (185,337)     1,114,618     1,004,123     1,016,001
         (1,598,040)   (67,798,290)    (260,651,830)     4,693,585    (3,431,170)   (9,359,634)
          3,850,059    120,382,983      239,843,390     39,526,849    10,060,721     5,466,323
                 --             --            1,665            (46)           --      (226,445)
                 --             --               --             --      (164,709)      (29,601)
        --------------------------------------------------------------------------------------
        $22,404,234   $716,720,484   $1,374,289,429   $134,681,788   $65,561,274   $43,407,283
        ======================================================================================
        $22,404,234   $616,441,466   $1,204,319,103   $114,434,849   $65,561,274   $43,407,283
          2,114,868     24,652,478       39,761,096      4,373,324     8,618,998     5,895,940
        $     10.59   $      25.01   $        30.29   $      26.17   $      7.61   $      7.36
        ======================================================================================
        $        --   $ 63,635,998   $  110,716,512   $ 14,045,701   $        --   $        --
                 --      2,546,058        3,668,365        537,347            --            --
        $        --   $      24.99   $        30.18   $      26.14   $        --   $        --
        ======================================================================================
        $        --   $ 36,643,020   $   59,253,814   $  6,201,238   $        --   $        --
                 --      1,467,577        1,965,101        237,520            --            --
        $        --   $      24.97   $        30.15   $      26.11   $        --   $        --
        ======================================================================================
        $18,573,583   $583,320,654   $1,102,972,325   $ 92,265,959   $54,739,378   $36,083,096
        ======================================================================================
        $        --   $         --   $           --   $         --   $   499,550   $   739,429
        ======================================================================================
        $        --   $         --   $      105,916   $    (71,516)  $        --   $     4,520
        ======================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF OPERATIONS
    FOR THE YEAR ENDED DECEMBER 31, 2003

                                                                                       GOVERNMENT AND
                                                                     MONEY MARKET       QUALITY BOND       ASSET ALLOCATION
                                                                      PORTFOLIO          PORTFOLIO            PORTFOLIO+
   ------------------------------------------------------------------------------------------------------------------------
   Income:
     Interest..................................................        $273,885         $ 42,410,750         $ 10,958,080
     Dividends.................................................              --                   --            4,866,248
                                                                     ------------------------------------------------------
            Total income*......................................         273,885           42,410,750           15,824,328
                                                                     ------------------------------------------------------
   EXPENSES:
     Investment advisory and management fees...................         108,401            5,583,174            2,586,099
     Service fees:
       Class 2.................................................              --              220,386               24,723
       Class 3.................................................              --              144,821                3,287
     Custodian fees............................................          51,132              300,819              136,896
     Reports to investors......................................             227               98,110               62,112
     Audit and tax fees........................................          39,635               43,033               28,595
     Legal fees................................................           1,029               12,821               13,346
     Trustees' fees............................................           1,587               63,517                8,894
     Interest expense..........................................              --                   --                   --
     Insurance expense.........................................             483                6,031                8,542
     Other expenses............................................             904               16,272                1,666
                                                                     ------------------------------------------------------
            Total expenses before custody credits..............         203,398            6,488,984            2,874,160
            Custody credits earned on cash balances............            (151)             (12,628)                (572)
                                                                     ------------------------------------------------------
   Net expense.................................................         203,247            6,476,356            2,873,588
                                                                     ------------------------------------------------------
   Net investment income (loss)................................          70,638           35,934,394           12,950,740
                                                                     ------------------------------------------------------
   REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND
     FOREIGN CURRENCIES:
   Net realized gain (loss) on investments**...................              --            7,861,526           (9,852,235)
   Net realized foreign exchange gain (loss) on other assets
     and liabilities...........................................              --                   --                 (184)
   Net realized gain (loss) on futures contracts...............              --             (460,697)                  --
   Change in unrealized appreciation (depreciation) on
     investments (See Note 5)..................................              --          (18,865,273)          97,012,641
   Change in unrealized foreign exchange gain (loss) on
     transactions and other assets and liabilities.............              --                   --                    8
   Change in unrealized appreciation (depreciation) on futures
     contracts.................................................              --                   --                   --
                                                                     ------------------------------------------------------
   Net realized and unrealized gain (loss) on investments,
     foreign currencies, and futures contracts.................              --          (11,464,444)          87,160,230
                                                                     ------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
     OPERATIONS................................................        $ 70,638         $ 24,469,950          100,110,970
                                                                     ======================================================
   ---------------
   *  Net of foreign withholding taxes on interest and
     dividends of..............................................        $     --         $         --         $     28,709
                                                                     ======================================================
   ** Net of foreign withholding taxes on capital gains of.....        $     --         $         --         $         --
                                                                     ======================================================

    +  For the period February 1, 2003 through December 31, 2003. (See Note 1)

    See Notes to Financial Statements

---------------------
    56

       GROWTH                      CAPITAL        NATURAL                    STRATEGIC
     AND INCOME      GROWTH      APPRECIATION    RESOURCES    MULTI-ASSET   MULTI-ASSET
     PORTFOLIO     PORTFOLIO      PORTFOLIO      PORTFOLIO     PORTFOLIO     PORTFOLIO
     -----------------------------------------------------------------------------------
     $    2,835   $    119,399   $    501,717   $    45,696   $1,010,716    $   942,734
        330,706      8,442,953      8,082,511     1,965,853      687,663        349,058
     -----------------------------------------------------------------------------------
        333,541      8,562,352      8,584,228     2,011,549    1,698,379      1,291,792
     -----------------------------------------------------------------------------------
        139,150      4,187,140      8,324,270       750,722      637,080        390,738
             --         68,943        126,491        14,248           --             --
             --         38,847         62,245         5,792           --             --
         45,561        155,111        446,581        57,400       56,123         50,822
          7,473         61,670        119,390        15,078        2,066          2,959
         32,080         39,266         42,325        34,106       37,753         44,705
          1,267          9,000         15,892         1,774        2,549          2,266
          1,271         35,226         69,231         5,777        4,064          1,061
             12             --             --            --           --             --
            340          8,311         17,678           762        1,013            573
          2,848         16,566         30,165         3,271        2,683          1,383
     -----------------------------------------------------------------------------------
        230,002      4,620,080      9,254,268       888,930      743,331        494,507
            (22)           (64)        (5,515)         (189)        (310)          (106)
     -----------------------------------------------------------------------------------
        229,980      4,620,016      9,248,753       888,741      743,021        494,401
     -----------------------------------------------------------------------------------
        103,561      3,942,336       (664,525)    1,122,808      955,358        797,391
     -----------------------------------------------------------------------------------
        (55,644)    15,110,238    102,647,669     5,929,455    1,203,990      2,429,687
             --             --          4,559        (1,088)          --       (514,570)
             --             --             --            --     (193,421)       (14,595)
      4,655,468    142,872,961    230,918,372    34,670,840    8,199,866      7,472,404
             --             --         10,627         4,744           --        (56,951)
             --             --             --            --     (212,196)        56,236
     -----------------------------------------------------------------------------------
      4,599,824    157,983,199    333,581,227    40,603,951    8,998,239      9,372,211
     -----------------------------------------------------------------------------------
      4,703,385
     $            $161,925,535   $332,916,702   $41,726,759   $9,953,597    $10,169,602
     ===================================================================================
     $       --   $         --   $    397,265   $   143,794   $       --    $    29,206
     ===================================================================================
     $       --   $         --   $         --   $        --   $       --    $     2,091
     ===================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS


                                                                        MONEY MARKET             GOVERNMENT AND QUALITY BOND
                                                                          PORTFOLIO                       PORTFOLIO
                                                                 --------------------------------------------------------------
                                                                   FOR THE        FOR THE         FOR THE           FOR THE
                                                                  YEAR ENDED     YEAR ENDED      YEAR ENDED       YEAR ENDED
                                                                 DECEMBER 31,   DECEMBER 31,    DECEMBER 31,     DECEMBER 31,
                                                                     2003           2002            2003             2002
   ----------------------------------------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS:
     Net investment income (loss)..............................  $    70,638    $   316,225    $   35,934,394   $   36,178,560
     Net realized gain (loss) on investments...................          --             --          7,861,526        9,737,567
     Net realized foreign exchange gain (loss) on other assets
       and liabilities.........................................          --             --                --               --
     Net realized gain (loss) on futures contracts.............          --             --           (460,697)         293,718
     Change in unrealized appreciation (depreciation) on
       investments (See Note 5)................................          --             --        (18,865,273)      29,281,268
     Change in unrealized foreign exchange gain (loss) on other
       assets and liabilities..................................          --             --                --               --
     Change in unrealized appreciation (depreciation) on
       futures contracts.......................................          --             --                --               --
                                                                 --------------------------------------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................       70,638        316,225        24,469,950       75,491,113
                                                                 --------------------------------------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
     Net investment income -- Class 1..........................      (70,638)      (316,225)      (31,151,700)     (30,382,604)
     Net investment income -- Class 2..........................          --             --         (6,150,936)      (3,107,396)
     Net investment income -- Class 3..........................          --             --         (3,155,364)             --
     Net realized gain on investments -- Class 1...............          --             --         (5,709,783)             --
     Net realized gain on investments -- Class 2...............          --             --         (1,168,828)             --
     Net realized gain on investments -- Class 3...............          --             --           (603,388)             --
                                                                 --------------------------------------------------------------
   Total dividends and distributions to shareholders...........      (70,638)      (316,225)      (47,939,999)     (33,490,000)
                                                                 --------------------------------------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................   (6,005,473)    (9,740,249)      (42,563,507)     268,597,386
                                                                 --------------------------------------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................   (6,005,473)    (9,740,249)      (66,033,556)     310,598,499
                                                                 --------------------------------------------------------------
   NET ASSETS:
   Beginning of period.........................................   24,634,460     34,374,709     1,014,775,194      704,176,695
                                                                 --------------------------------------------------------------
   End of period*..............................................  $18,628,987    $24,634,460    $  948,741,638   $1,014,775,194
                                                                 ==============================================================

   ---------------
   *Includes accumulated undistributed net investment income
     (loss)....................................................  $       --     $       --     $   40,095,155   $   37,521,774
                                                                 ==============================================================

    +  See Note 1
    See Notes to Financial Statements

---------------------

                                                                                                   GROWTH
               ASSET ALLOCATION PORTFOLIO+                GROWTH AND INCOME PORTFOLIO             PORTFOLIO
   ------------------------------------------------------------------------------------------------------------------
      FOR THE PERIOD          FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
     FEBRUARY 1, 2003       YEAR ENDED      YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED      YEAR ENDED
   THROUGH DECEMBER 31,     JANUARY 31,    JANUARY 31,    DECEMBER 31,   DECEMBER 31,   DECEMBER 31,    DECEMBER 31,
           2003                2003            2002           2003           2002           2003            2002
   ------------------------------------------------------------------------------------------------------------------
       $ 12,950,740        $  16,927,063   $ 17,955,502   $   103,561    $   125,309    $ 3,942,336    $   3,258,505
         (9,852,235)          (8,322,053)   (19,845,946)      (55,644)    (1,492,496)    15,110,238      (46,112,592)
               (184)                (153)       (88,517)          --             --             --               248
                --                   --      (3,705,460)          --             --             --               --
         97,012,641          (45,630,286)   (36,037,077)    4,655,468     (5,340,953)   142,872,961     (131,591,863)
                  8                   10        340,584           --             --             --               --
                --                   --        (840,103)          --             --             --               --
   ------------------------------------------------------------------------------------------------------------------
        100,110,970          (37,025,419)   (42,221,017)    4,703,385     (6,708,140)   161,925,535     (174,445,702)
   ------------------------------------------------------------------------------------------------------------------
        (16,072,974)         (17,799,637)   (19,304,139)     (119,000)       (91,500)    (2,988,859)      (2,284,310)
           (696,815)            (386,093)       (21,861)          --             --        (204,423)         (65,690)
            (64,012)              (2,270)           --            --             --         (75,718)             --
                --                   --     (12,855,274)          --      (2,030,000)           --               --
                --                   --         (14,726)          --             --             --               --
                --                   --             --            --             --             --               --
   ------------------------------------------------------------------------------------------------------------------
        (16,833,801)         (18,188,000)   (32,196,000)     (119,000)    (2,121,500)    (3,269,000)      (2,350,000)
   ------------------------------------------------------------------------------------------------------------------
        (25,681,612)         (51,906,471)   (20,578,487)     (789,984)    (1,553,929)     2,362,645      (68,312,622)
   ------------------------------------------------------------------------------------------------------------------
         57,595,557         (107,119,890)   (94,995,504)    3,794,401    (10,383,569)   161,019,180     (245,108,324)
   ------------------------------------------------------------------------------------------------------------------
        451,194,248          558,314,138    653,309,642    18,609,833     28,993,402    555,701,304      800,809,628
   ------------------------------------------------------------------------------------------------------------------
       $508,789,805        $ 451,194,248   $558,314,138    22,404,234     18,609,833    $716,720,484   $ 555,701,304
   ==================================================================================================================

       $ 13,553,700        $  16,866,011   $ 18,181,913        96,661        112,100    $ 3,856,946    $   3,183,610
   ==================================================================================================================

                                                           ---------------------

---------------------

    ANCHOR SERIES TRUST
    STATEMENT OF CHANGES IN NET ASSETS (continued)


                                                                       CAPITAL APPRECIATION
                                                                            PORTFOLIO
                                                                 --------------------------------
                                                                    FOR THE           FOR THE
                                                                   YEAR ENDED       YEAR ENDED
                                                                  DECEMBER 31,     DECEMBER 31,
                                                                      2003             2002
   ----------------------------------------------------------------------------------------------
   INCREASE (DECREASE) IN NET ASSETS:
   OPERATIONS:
     Net investment income (loss)..............................  $     (664,525)  $   (2,192,909)
     Net realized gain (loss) on investments...................     102,647,669     (130,579,735)
     Net realized foreign exchange gain (loss) on other assets
       and liabilities.........................................           4,559           31,327
     Net realized gain (loss) on futures contracts.............              --               --
     Change in unrealized appreciation (depreciation) on
       investments (See Note 5)................................     230,918,372     (230,216,006)
     Change in unrealized foreign exchange gain (loss) on other
       assets and liabilities..................................          10,627            4,037
     Change in unrealized appreciation (depreciation) on
       futures contracts.......................................              --               --
                                                                 --------------------------------
   Net increase (decrease) in net assets resulting from
     operations................................................     332,916,702     (362,953,286)
                                                                 --------------------------------
   DIVIDENDS AND DISTRIBUTIONS PAID TO SHAREHOLDERS FROM:
     Net investment income -- Class 1..........................             --               --
     Net investment income -- Class 2..........................             --               --
     Net investment income -- Class 3..........................             --               --
     Net realized gain on investments -- Class 1...............             --               --
     Net realized gain on investments -- Class 2...............             --               --
     Net realized gain on investments -- Class 3...............             --               --
                                                                 --------------------------------
   Total dividends and distributions to shareholders...........             --               --
                                                                 --------------------------------
   NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM CAPITAL
     SHARE TRANSACTIONS (NOTE 6)...............................     (47,617,301)    (192,776,920)
                                                                 --------------------------------
   TOTAL INCREASE (DECREASE) IN NET ASSETS.....................     285,299,401     (555,730,206)
                                                                 --------------------------------
   NET ASSETS:
   Beginning of period.........................................   1,088,990,028    1,644,720,234
                                                                 --------------------------------
   End of period*..............................................  $1,374,289,429   $1,088,990,028
                                                                 ================================

   ---------------
   *Includes accumulated undistributed net investment income
     (loss)....................................................  $     (185,337)  $     (141,902)
                                                                 ================================

    See Notes to Financial Statements

---------------------


        NATURAL RESOURCES                MULTI-ASSET              STRATEGIC MULTI-ASSET
            PORTFOLIO                     PORTFOLIO                     PORTFOLIO
   ----------------------------------------------------------------------------------------
     FOR THE        FOR THE        FOR THE        FOR THE        FOR THE         FOR THE
    YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED     YEAR ENDED
   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,   DECEMBER 31,
       2003           2002           2003           2002           2003           2002
   ----------------------------------------------------------------------------------------
                                                                              $    867,538
   $ 1,122,808    $   701,129    $   955,358    $ 1,345,228    $   797,391
                                                                                (5,103,982)
     5,929,455        502,311      1,203,990     (2,305,645)     2,429,687
                                                                                  (766,848)
        (1,088)        25,232             --             --       (514,570)
                                                                                   200,910
           --             --        (193,421)       307,482        (14,595)
                                                                                  (574,544)
    34,670,840      2,622,356      8,199,866    (10,286,466)     7,472,404
                                                                                  (184,334)
         4,744         (4,748)            --             --        (56,951)
                                                                                   (85,407)
           --             --        (212,196)        15,302         56,236
   ----------------------------------------------------------------------------------------
                                                                                (5,646,667)
    41,726,759      3,846,280      9,953,597    (10,924,099)    10,169,602
   ----------------------------------------------------------------------------------------
                                                                                  (320,000)
      (639,369)      (737,287)    (1,449,000)    (2,084,000)      (397,000)
                                                                                        --
       (61,009)       (34,713)            --             --             --
                                                                                        --
       (17,622)            --             --             --             --
                                                                                        --
      (684,826)    (4,373,530)            --             --             --
                                                                                        --
       (79,786)      (248,470)            --             --             --
                                                                                        --
       (23,888)            --             --             --             --
   ----------------------------------------------------------------------------------------
                                                                                  (320,000)
    (1,506,500)    (5,394,000)    (1,449,000)    (2,084,000)      (397,000)
   ----------------------------------------------------------------------------------------
                                                                                (6,178,113)
      (605,919)    24,479,561     (7,205,562)    (9,800,421)    (3,279,444)
   ----------------------------------------------------------------------------------------
                                                                               (12,144,780)
    39,614,340     22,931,841      1,299,035    (22,808,520)     6,493,158
   ----------------------------------------------------------------------------------------
                                                                                49,058,905
    95,067,448     72,135,607     64,262,239     87,070,759     36,914,125
   ----------------------------------------------------------------------------------------
                                                                              $ 36,914,125
   $134,681,788   $95,067,448    $65,561,274    $64,262,239    $43,407,283
   ========================================================================================


   $ 1,114,618    $   710,898    $ 1,004,123    $ 1,396,353    $ 1,016,001    $    503,115
   ========================================================================================

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
NOTES TO FINANCIAL STATEMENTS

NOTE 1. ORGANIZATION: Anchor Series Trust (the "Trust"), organized as a business trust under the laws of the Commonwealth of Massachusetts on August 26, 1983, is an open-end management investment company. The Portfolios are managed by AIG SunAmerica Asset Management Corp. ("SAAMCo"), an indirect wholly-owned subsidiary of American International Group, Inc. ("AIG"). Shares of the Trust are issued and redeemed only in connection with investments in and payments under variable annuity contracts and variable life insurance policies (the "Variable Contracts") which are affiliated with SAAMCo. All shares of the Trust are owned by "Separate Accounts" of the life insurance companies. The Trust issues separate series of shares (the "Portfolios"), each of which represents a separate managed Portfolio of securities with its own investment objectives.

Effective September 30, 2002, Class 3 was added as an additional class of shares of beneficial interest in certain Portfolios of the Trust (specifically, the Government and Quality Bond Portfolio, the Growth Portfolio, the Capital Appreciation Portfolio, and the Natural Resources Portfolio). All Class A and Class B shares issued prior to September 30, 2002 have been renamed as Class 1 and Class 2 shares, respectively. Class 2 and Class 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses, (ii) Class 2 and Class 3 shares are subject to service fees, while Class 1 shares are not, and (iii) Class 2 and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 and Class 3 shares.

On June 17, 2003, the Board of Trustees approved the creation of the Asset Allocation Portfolio, with three classes of shares, Class 1, Class 2, and Class
3. The Asset Allocation Portfolio is the survivor of a reorganization of the corresponding series of SunAmerica Series Trust (referred to herein as the "Prior Asset Allocation Portfolio"). Effective November 24, 2003, the Prior Asset Allocation Portfolio became part of Anchor Series Trust. The Asset Allocation Portfolio adopted the prior financial and performance record of the Prior Asset Allocation Portfolio.

The investment objectives for each Portfolio are as follows:

The MONEY MARKET PORTFOLIO seeks current income consistent with stability of principal through investment in a diversified portfolio of money market instruments maturing in 397 days or less and maintains a dollar-weighted average portfolio maturity of not more than 90 days.

The GOVERNMENT AND QUALITY BOND PORTFOLIO seeks relatively high current income, liquidity and security of principal by investing, under normal circumstances, at least 80% of net assets in obligations issued, guaranteed or insured by the U.S. government, its agencies or instrumentalities and in high quality corporate fixed income securities (rated AA or better by Standard & Poor's or Aa2 or better by Moody's Corp.).

The ASSET ALLOCATION PORTFOLIO seeks high total return (including income and capital gains) consistent with long-term preservation of capital by investing in a diversified portfolio that may include common stocks and other securities with common stock characteristics, bonds and other intermediate and long-term fixed income securities and money market instruments.

The GROWTH AND INCOME PORTFOLIO seeks to provide high current income and long-term capital appreciation by investing at least 65% in core equity securities that provide the potential for growth and offer income, such as dividend-paying stocks.

The GROWTH PORTFOLIO seeks capital appreciation primarily through investments in core equity securities that are widely diversified by industry and company.

The CAPITAL APPRECIATION PORTFOLIO seeks long-term capital appreciation by investing in growth equity securities across a wide range of industries and companies.

The NATURAL RESOURCES PORTFOLIO seeks a total return, in excess of the U.S. rate of inflation as represented by the Consumer Price Index, through investments primarily in equity securities of U.S. or foreign companies that are expected to provide favorable returns in periods of rising inflation. Under normal circumstances, at least 80% of net assets are invested in securities related to natural resources, such as energy, metals, mining and forest products.

The MULTI-ASSET PORTFOLIO seeks long-term total investment return consistent with moderate investment risk by investing in equity securities, investment grade fixed income securities and cash.

The STRATEGIC MULTI-ASSET PORTFOLIO seeks high long-term total investment return by investing in equity securities of U.S. and foreign companies, large, medium and small company equity securities, global fixed income securities (including high-yield, high-risk bonds) and cash.

INDEMNIFICATIONS: Under the Trust's organizational documents, its officers and trustees are indemnified against certain liability arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into
---------------------
contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Trust that have not yet occurred. However, the Trust expects the risk of loss to be remote.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements.

SECURITY VALUATIONS: Stocks are stated at value based upon closing sales prices reported on recognized securities exchanges. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price ("NOCP"). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon last-reported bid price. Non-convertible bonds, debentures, other long-term debt securities, and short-term securities with original or remaining maturities in excess of 60 days are valued at prices obtained for the day of valuation from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where the investment advisor deems it appropriate to do so, an over-the-counter or exchange quotation at the mean of representative bid or asked prices may be used. Securities traded primarily on securities exchanges outside the United States of America are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last reported bid price. If a security's price is available from more than one foreign exchange, a Portfolio uses the exchange that is the primary market for the security. Developing markets securities involve risks not typically associated with investing in securities of issuers in more developed markets. These investments are subject to various risk factors including market, credit, exchange rate and sovereign risk. The markets in which these securities trade can be volatile and at times illiquid. Futures contracts traded on national securities exchanges are valued as of the close of the exchange on which they are traded. Except for the Money Market Portfolio, short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Trust if acquired within 60 days of maturity or, if already held by the Trust on the 60th day, are amortized to maturity based on the value determined on the 61st day. Securities for which quotations are not readily available or if a development/event occurs that may significantly impact the value of the securities, then these securities may be fair valued as determined pursuant to procedures adopted in good faith under the direction of the Trust's Trustees.

For the Money Market Portfolio, securities are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of any discount or premium.

REPURCHASE AGREEMENTS: Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in joint repurchase agreement transactions with other affiliated mutual funds. The Portfolios, along with other affiliated registered investment companies, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. The Portfolios' custodian takes possession of the collateral pledged for investments in such repurchase agreements. The underlying collateral is valued daily on a mark to market basis to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Portfolio may be delayed or limited.

As of December 31, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with BNP Paribas Securities Corp.:

                                                              PERCENTAGE     PRINCIPAL
PORTFOLIO                                                      INTEREST       AMOUNT
---------                                                     ----------    -----------
Government and Quality Bond.................................     1.95%      $   977,000
Growth and Income...........................................     0.03            15,000
Growth......................................................    12.20         6,100,000
Capital Appreciation........................................    43.64        21,819,000
Natural Resources...........................................     7.96         3,981,000
Multi-Asset.................................................     0.55           276,000
Strategic Multi-Asset.......................................     1.07           536,000

                                                           ---------------------

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

BNP Paribas Securities Corp., dated December 31, 2003, bearing interest at a rate of 0.82% per annum, with a principal amount of $50,000,000, a repurchase price of $50,002,278, a maturity date of January 2, 2004 and collateralized by $50,323,000 of U.S. Treasury Bills, bearing interest at 3.00% per annum with a maturity date of February 29, 2004 and having an approximate value of $51,001,689.

In addition, at December 31, 2003, the following Portfolios held an undivided interest in a joint repurchase agreement with UBS Warburg, LLC:

                                                              PERCENTAGE    PRINCIPAL
PORTFOLIO                                                      INTEREST      AMOUNT
---------                                                     ----------   -----------
Government and Quality Bond.................................     1.96%     $   988,000
Growth and Income...........................................     0.03           15,000
Growth......................................................    12.20        6,165,000
Capital Appreciation........................................    43.64       22,051,000
Natural Resources...........................................     7.96        4,024,000
Multi-Asset.................................................     0.55          279,000
Strategic Multi-Asset.......................................     1.08          544,000

As of that date, the repurchase agreement in the joint account and the collateral therefore were as follows:

UBS Warburg, LLC, dated December 31, 2003, bearing interest at a rate of 0.84% per annum, with a principal amount of $50,530,000, a repurchase price of $50,532,358, a maturity date of January 2, 2004 and collateralized by $37,013,000 of U.S. Treasury Bonds, bearing interest at 8.125% per annum with a maturity date of August 15, 2021 and having an approximate value of $51,679,457.

FORWARD FOREIGN CURRENCY CONTRACTS: Certain Portfolios may enter into forward foreign currency contracts ("forward contracts") to attempt to protect securities and related receivables and payables against changes in future foreign exchange rates or to enhance return. A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the change in market value is recorded by the Portfolio as unrealized gain or loss. On settlement date, the Portfolio records realized gains or losses when the contract is closed equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Forward contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. A Portfolio bears the risk of an unfavorable change in the foreign exchange rate underlying the forward contract.

FUTURES CONTRACTS: A futures contract is an agreement between two parties to buy or sell a financial instrument at a set price on a future date. Upon entering into such a contract the Trust is required to pledge to the broker an amount of cash or U.S. government securities equal to the minimum "initial margin" requirements of the exchange on which the futures contract is traded. The contract amount reflects the extent of a Portfolio's exposure in these financial instruments. A Portfolio's participation in the futures markets involves certain risks, including imperfect correlation between movements in the price of futures contracts and movements in the price of the securities hedged or used for cover. The Trust's activities in futures contracts are conducted through regulated exchanges which do not result in counterparty credit risks. Pursuant to a contract the Portfolios agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Portfolios as unrealized appreciation or depreciation. Futures contracts involve elements of risk in excess of the amount reflected in the Statement of Assets and Liabilities. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

MORTGAGE-BACKED DOLLAR ROLLS: For the year ended December 31, 2003, the Government and Quality Bond Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio entered into dollar rolls using "to be announced" ("TBA") mortgage-backed securities ("TBA Rolls"). The Portfolios' policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. At period end, no Portfolio had TBA Rolls outstanding.

Dollar roll transactions involve the risk that the market value of the securities held by the Portfolio may decline below the price of the securities that the Portfolio sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a dollar roll transaction files for bankruptcy or becomes insolvent, the Portfolio's use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustees or receiver, whether to enforce the Portfolio's obligation to repurchase the securities. The return earned by the Portfolio with the proceeds of the dollar roll transaction may not exceed transaction costs.

---------------------

SECURITIES TRANSACTIONS, DIVIDENDS, INVESTMENT INCOME, EXPENSES, DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Security transactions are recorded on a trade date basis. Realized gains and losses on sales of investments are calculated on the identified cost basis. Interest income is accrued daily except when collection is not expected. Dividend income is recorded on the ex-dividend date. For financial statement purposes, the Trust amortizes all premiums and accretes all discounts on fixed income securities. Portfolios investing in foreign securities may be subject to taxes imposed by countries in which they invest. Such taxes are generally based on either income or gains earned or repatriated. The Portfolios accrue such taxes when the related income is earned.

Net investment income, other than class specific expenses, and realized and unrealized gains and losses, is allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for the current capital shares activity of the respective class).

Expenses common to all Portfolios, not directly related to individual Portfolios, are allocated among the Portfolios based upon their relative net asset value or other appropriate methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. Interest earned on cash balances held at the custodian are shown as custody credits on the Statement of Operations.

Dividends from net investment income, if any, are paid annually for all Portfolios except the Money Market Portfolio which declares daily and pays monthly. Distributions from net realized capital gains, if any, are paid annually for all Portfolios. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date. The amount of dividends and distributions from net investment income and net realized capital gains are determined and presented in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net investment income (loss), net realized gain (loss), and net assets are not affected.

The Portfolios intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute all of their taxable income, including any net realized gain on investments, to its shareholders. Therefore, no federal tax provisions are required. Each portfolio is considered a separate entity for tax purposes.

FOREIGN CURRENCY TRANSLATION: The books and records of the Trust are maintained in U.S. dollars.

Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of currencies against U.S. Dollars on the date of valuation.

The Trust does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Trust does not isolate the effect of changes in foreign exchange rates from the changes in the market prices of Portfolio securities sold during the year.

Realized foreign exchange gain (loss) on other assets and liabilities and change in unrealized foreign exchange gain/loss on other assets and liabilities include realized foreign exchange gains and losses from currency gains or losses realized between the trade and settlement dates of securities transactions, the difference between the amounts of interest, dividends, and foreign withholding taxes recorded on the Trust's books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to other assets and liabilities arising as a result of changes in the exchange rate.

NOTE 3. INVESTMENT ADVISORY AND MANAGEMENT AGREEMENT: The Trust has entered into an Investment Advisory and Management Agreement (the "Management Agreement") with SAAMCo, an indirect wholly-owned subsidiary of AIG with respect to each Portfolio. SAAMCo serves as manager for each of the Portfolios. The Management Agreement provides that SAAMCo shall act as investment advisor to the Trust; manage the Trust's investments; administer its business affairs; furnish offices, necessary facilities and equipment; provide clerical, bookkeeping and administrative services; and permit any of its officers or employees to serve, without compensation, as trustees or officers of the Trust, if duly elected to such positions.

The Trust pays SAAMCo a monthly fee calculated daily at the following annual percentages of each Portfolio's average daily net assets:

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Money Market                                 $0-$150 million    .500%
                                            >   $150 million    .475%
                                            >   $250 million    .450%
                                            >   $500 million    .425%
Government and Quality Bond                  $0-$200 million    .625%
                                            >   $200 million    .575%
                                            >   $500 million    .500%

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Asset Allocation                              $0-$50 million    .750%
                                            >    $50 million    .650%
                                            >   $150 million    .600%
                                            >   $250 million    .550%
Growth and Income                            $0-$100 million    .700%
                                            >   $100 million    .650%

                                                           ---------------------

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
                                            >   $250 million    .600%
                                            >   $500 million    .575%
Growth                                       $0-$250 million    .750%
                                            >   $250 million    .675%
                                            >   $500 million    .600%
Capital Appreciation                          $0-$50 million    .750%
                                            >    $50 million    .725%
                                            >   $100 million    .700%

                                      AVERAGE DAILY           MANAGEMENT
         PORTFOLIO                      NET ASSETS               FEE
------------------------------------------------------------------------
Natural Resources                           >             $0    .750%
Strategic Multi-Asset/                       $0-$200 million   1.000%
Multi-Asset                                 >   $200 million    .875%
                                            >   $500 million    .800%

Wellington Management Company ("Wellington Management") and WM Advisors, Inc. ("WMA") act as Subadvisors to the Trust pursuant to Subadvisory Agreements with SAAMCo. Under the Subadvisory Agreements, Wellington Management and WMA manage the investment and reinvestment of the assets of the Trust. Wellington Management and WMA are independent of SAAMCo and discharge their responsibilities subject to the policies of the Trustees and oversight and supervision of SAAMCo, which pays Wellington Management and WMA fees out of advisory fees it receives from the Portfolios.

The portion of the investment advisory fees received by SAAMCo which are paid to Wellington Management for all Portfolios except Asset Allocation and WMA, for the Asset Allocation Portfolio are as follows:

                                      AVERAGE DAILY           SUBADVISORY
         PORTFOLIO                      NET ASSETS                FEE
-------------------------------------------------------------------------
Money Market                                 $0-$500 million     .075%
                                            >   $500 million     .020%
Government and Quality Bond                   $0-$50 million     .225%
                                            >    $50 million     .125%
                                            >   $100 million     .100%
Asset Allocation                              $0-$50 million     .400%
                                            >    $50 million     .300%
                                            >   $150 million     .250%
                                            >   $250 million     .200%
Growth/                                       $0-$50 million     .325%
Growth and Income                           >    $50 million     .225%
                                            >   $150 million     .200%
                                            >   $500 million     .150%

                                      AVERAGE DAILY           SUBADVISORY
         PORTFOLIO                      NET ASSETS                FEE
-------------------------------------------------------------------------
Capital Appreciation                          $0-$50 million     .375%
                                            >    $50 million     .275%
                                            >   $150 million     .250%
Natural Resources                             $0-$50 million     .350%
                                            >    $50 million     .250%
                                            >   $150 million     .200%
                                            >   $500 million     .150%
Multi-Asset                                   $0-$50 million     .250%
                                            >    $50 million     .175%
                                            >   $150 million     .150%
Strategic Multi-Asset                         $0-$50 million     .300%
                                            >    $50 million     .200%
                                            >   $150 million     .175%
                                            >   $500 million     .150%

For the year ended December 31, 2003, SAAMCo received fees of $22,706,774 from the Trust, of which SAAMCo informed the Trust that $15,716,121 was retained and $6,990,653 was paid to Wellington Management and WMA.

Class 2 and Class 3 shares of each Portfolio are subject to a Rule 12b-1 plan that provides for service fees payable at the annual rate of 0.15% and 0.25%, respectively of the average net assets of such Class 2 and Class 3 shares. The service fees will be used to compensate the life insurance companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolio's Class 2 and Class 3 shares.

NOTE 4. SECURITIES TRANSACTIONS: The cost of purchases and proceeds from sales and maturities of long-term investments during the year ended December 31, 2003 were as follows:

                                                                 MONEY     GOVERNMENT AND      ASSET        GROWTH
                                                                MARKET      QUALITY BOND    ALLOCATION    AND INCOME
                                                               PORTFOLIO     PORTFOLIO      PORTFOLIO+    PORTFOLIO
                                                               -----------------------------------------------------
Purchases (excluding U.S. government securities)............      $--       $109,161,156    $85,446,123   $8,601,306
Sales (excluding U.S. government securities)................      --          55,694,842     80,230,219    8,970,862
Purchases of U.S. government securities.....................      --         614,393,255     33,218,597           --
Sales of U.S. government securities.........................      --         424,047,076        498,500           --

                                                                     CAPITAL         NATURAL                    STRATEGIC
                                                      GROWTH       APPRECIATION     RESOURCES    MULTI-ASSET   MULTI-ASSET
                                                    PORTFOLIO       PORTFOLIO       PORTFOLIO     PORTFOLIO     PORTFOLIO
                                                   -----------------------------------------------------------------------
Purchases (excluding U.S. government
  securities)...................................   $427,009,777   $1,178,564,308   $45,582,959   $21,419,947   $54,929,593
Sales (excluding U.S. government securities)....    432,150,038    1,227,438,913    44,372,493    24,441,066    56,392,851
Purchases of U.S. government securities.........             --               --            --    16,402,023     2,129,466
Sales of U.S. government securities.............             --               --            --    12,517,401     2,696,877

+ For the period February 1, 2003 through December 31, 2003.
---------------------
    66

NOTE 5. FEDERAL INCOME TAXES: The following details the tax basis distributions as well as the components of distributable earnings. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October losses, investments in derivative transactions.

                                                                   DISTRIBUTABLE EARNINGS                  TAX DISTRIBUTIONS
                                                        ---------------------------------------------   ------------------------
                                                                          FOR THE YEAR ENDED DECEMBER 31, 2003
                                                        ------------------------------------------------------------------------
                                                                        LONG-TERM        UNREALIZED                   LONG-TERM
                                                         ORDINARY     GAINS/CAPITAL     APPRECIATION     ORDINARY      CAPITAL
                      PORTFOLIO                           INCOME      LOSS CARRYOVER   (DEPRECIATION)     INCOME        GAINS
                      ---------
                                                        ------------------------------------------------------------------------
Money Market..........................................  $    14,266   $          --     $         --    $    70,638   $       --
Government and Quality Bond...........................   43,155,290         374,573       14,173,651     43,727,753    4,212,246
Asset Allocation +....................................   13,588,242     (41,342,522)      32,903,115     16,833,801           --
Growth and Income.....................................      103,733      (1,567,163)       3,819,182        119,000           --
Growth................................................    3,958,074     (63,828,463)     116,413,156      3,269,000           --
Capital Appreciation..................................           --    (258,660,848)     237,854,073             --           --
Natural Resources.....................................    1,212,436       5,217,264       38,920,814      1,106,001      400,499
Multi-Asset...........................................    1,062,714      (3,569,253)      10,002,293      1,449,000           --
Strategic Multi-Asset.................................      877,917      (9,252,513)       5,453,524        397,000           --

+ For the period February 1, 2003 through December 31, 2003

                                                                  TAX DISTRIBUTIONS
                                                              -------------------------
                                                                 FOR THE YEAR ENDED
                                                                  DECEMBER 31, 2002
                                                              -------------------------
                                                               ORDINARY      LONG-TERM
                         PORTFOLIO                              INCOME        CAPITAL
                         ---------                                             GAINS
                                                              -------------------------
Money Market................................................  $   316,225    $       --
Government and Quality Bond.................................   33,490,000            --
Asset Allocation +..........................................   18,188,000            --
Growth and Income...........................................       97,489     2,024,011
Growth......................................................    2,350,000            --
Capital Appreciation........................................           --            --
Natural Resources...........................................    1,522,000     3,872,000
Multi-Asset.................................................    2,084,000            --
Strategic Multi-Asset.......................................      320,000            --

+ Distribution for the year ended January 31, 2003

As of December 31, 2003, the following Portfolios have capital loss carryforwards which will be available to the extent provided in regulations and which will expire between 2009-2011. To the extent that these carryover losses are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders.

                                                              CAPITAL LOSS
                                                              CARRYFORWARD
PORTFOLIO                                                       AMOUNTS
--------------------------------------------------------------------------
Money Market................................................  $         --
Government and Quality Bond.................................            --
Asset Allocation............................................    41,342,522
Growth and Income...........................................     1,567,163
Growth......................................................    63,828,463
Capital Appreciation........................................   258,660,848
Natural Resources...........................................            --
Multi-Asset.................................................     3,569,253
Strategic Multi-Asset.......................................     9,252,513

                                                           ---------------------

Growth, Capital Appreciation, Multi-Asset, and Strategic Multi-Asset utilized capital loss carryforwards of $9,349,942, $94,944,222, $410,946, $1,038,636
respectively, to offset net taxable gains realized and recognized in the year ended December 31, 2003.

At December 31, 2003, the cost of investment securities for tax purposes, including short-term securities and aggregate gross unrealized gain (loss) for each Portfolio were as follows:

                                                             GOVERNMENT AND       ASSET        GROWTH AND
                                              MONEY MARKET    QUALITY BOND     ALLOCATION        INCOME         GROWTH
                                               PORTFOLIO       PORTFOLIO       PORTFOLIO*      PORTFOLIO       PORTFOLIO
                                              ------------   --------------   -------------   ------------   -------------
Cost.......................................   $18,728,859    $917,412,304     $471,931,583    $18,634,460    $599,555,481
                                              ============   =============    =============   ============   =============
Appreciation...............................   $        --    $ 24,717,153     $ 59,108,756    $ 4,614,362    $132,367,443
Depreciation...............................            --     (10,543,502)     (26,205,659)      (795,180)    (15,954,287)
                                              ------------   -------------    -------------   ------------   -------------
Net unrealized appreciation
  (depreciation)...........................   $        --    $ 14,173,651     $ 32,903,097    $ 3,819,182    $116,413,156
                                              ============   =============    =============   ============   =============

                                                                CAPITAL          NATURAL                      STRATEGIC
                                                             APPRECIATION       RESOURCES     MULTI-ASSET    MULTI-ASSET
                                                              PORTFOLIO*       PORTFOLIO*      PORTFOLIO      PORTFOLIO*
                                                            ---------------   -------------   ------------   ------------
Cost.....................................................   $1,148,833,307    $100,876,948    $55,852,356    $37,911,841
                                                            ===============   =============   ============   ============
Appreciation.............................................   $  255,737,229    $ 39,641,936    $11,577,365    $ 6,209,512
Depreciation.............................................      (17,884,821)       (721,076)    (1,575,072)      (752,505)
                                                            ---------------   -------------   ------------   ------------
Net unrealized appreciation (depreciation)...............   $  237,852,408    $ 38,920,860    $10,002,293    $ 5,457,007
                                                            ===============   =============   ============   ============

* Post 10/31 Capital Loss Deferrals: Asset Allocation Portfolio $1,777,028 and Strategic Multi-Asset Portfolio $48,992 and post 10/31 currency loss deferral:
  Capital Appreciation $11,924, Natural Resources Portfolio $5,817 and Strategic Multi-Asset Portfolio $131,863.

  For the year ended December 31, 2003, the reclassification arising from book/tax differences resulted in increases (decreases) to the components of net assets are as follows:

                                                               ACCUMULATED      ACCUMULATED
                                                              UNDISTRIBUTED    UNDISTRIBUTED
                                                              NET INVESTMENT   NET REALIZED     PAID IN
PORTFOLIO                                                     INCOME (LOSS)     GAIN (LOSS)     CAPITAL
---------                                                     --------------   -------------   ---------
Money Market................................................    $       --      $        --    $      --
Government and Quality Bond.................................     7,096,987       (7,096,987)          --
Asset Allocation............................................       570,751         (567,648)      (3,103)
Growth and Income...........................................            --               --           --
Growth......................................................            --               --           --
Capital Appreciation........................................       621,090           (4,559)    (616,531)
Natural Resources...........................................        (1,088)           1,088           --
Multi-Asset.................................................       101,412         (101,412)          --
Strategic Multi-Asset.......................................       112,495         (112,495)          --

---------------------

NOTE 6. CAPITAL SHARE TRANSACTIONS: Transactions in shares of beneficial interest of each class of each Portfolio were as follows:

                                               MONEY MARKET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............     10,786,066    $  10,786,066     76,491,410    $  76,491,410
Reinvested dividends....         70,638           70,638        316,225          316,225
Shares redeemed.........    (16,862,177)     (16,862,177)   (86,547,884)     (86,547,884)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (6,005,473)   $  (6,005,473)    (9,740,249)   $  (9,740,249)
                            ============   ==============   ============   ==============

                                         GOVERNMENT AND QUALITY BOND PORTFOLIO
                             -------------------------------------------------------------
                                                        CLASS 1
                             -------------------------------------------------------------
                                     FOR THE YEAR                    FOR THE YEAR
                                         ENDED                           ENDED
                                   DECEMBER 31, 2003               DECEMBER 31, 2002
                             -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                             -----------------------------   -----------------------------
Shares sold.............      12,385,289    $ 193,216,431     35,343,584    $ 541,937,326
Reinvested dividends....       2,464,692       36,861,483      1,990,996       30,382,604
Shares redeemed.........     (26,559,463)    (413,302,441)   (26,868,006)    (409,662,464)
                             ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (11,709,482)   $(183,224,527)    10,466,574    $ 162,657,466
                             ============   ==============   ============   ==============

                                    GOVERNMENT AND QUALITY BOND PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                                 FOR THE YEAR                  FOR THE YEAR
                                     ENDED                         ENDED
                               DECEMBER 31, 2003             DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............   7,165,015    $111,565,295     9,506,014    $ 145,294,790
Reinvested dividends....     489,468       7,319,764       203,630        3,107,396
Shares redeemed.........  (5,621,142)    (86,835,637)   (3,278,351)     (50,093,721)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............   2,033,341    $ 32,049,422     6,431,293    $  98,308,465
                          ===========   =============   ===========   =============

                                                        CLASS 3
                             -------------------------------------------------------------
                                     FOR THE YEAR                   FOR THE PERIOD
                                         ENDED                    SEPTEMBER 30, 2002*
                                   DECEMBER 31, 2003           THROUGH DECEMBER 31, 2002
                             -----------------------------   -----------------------------
                                SHARES          AMOUNT          SHARES          AMOUNT
                             -----------------------------   -----------------------------
Shares sold..............      9,059,596    $ 140,408,084        502,178    $   7,725,216
Reinvested dividends.....        251,533        3,758,752             --               --
Shares redeemed..........     (2,308,810)     (35,555,238)        (6,072)         (93,761)
                             ------------   --------------   ------------   --------------
Net increase
  (decrease).............      7,002,319    $ 108,611,598        496,106    $   7,631,455
                             ============   ==============   ============   ==============

*  Inception date of class

                                                           ---------------------

                                                         ASSET ALLOCATION PORTFOLIO+
                         --------------------------------------------------------------------------------------------
                                                                   CLASS 1
                         --------------------------------------------------------------------------------------------
                                FOR THE PERIOD                   FOR THE YEAR                    FOR THE YEAR
                           FEBRUARY 1, 2003 THROUGH                  ENDED                          ENDED
                               DECEMBER 31, 2003               JANUARY 31, 2003                JANUARY 31, 2002
                         -----------------------------   -----------------------------   ----------------------------
                            SHARES          AMOUNT          SHARES          AMOUNT         SHARES          AMOUNT
                         -----------------------------   -----------------------------   ----------------------------
Shares sold...........     3,042,863    $  38,202,820      4,505,597    $  54,200,993     4,703,144    $  63,571,759
Reinvested
  dividends...........     1,233,445       16,072,974      1,588,385       17,799,637     2,568,643       32,159,413
Shares redeemed.......    (7,218,196)     (89,360,282)   (11,309,985)    (135,963,981)   (8,846,277)    (118,575,797)
                         ------------   --------------   ------------   --------------   -----------   --------------
Net increase
  (decrease)..........    (2,941,888)   $ (35,084,488)    (5,216,003)   $ (63,963,351)   (1,574,490)   $ (22,844,625)
                         ============   ==============   ============   ==============   ===========   ==============

                                                                 CLASS 2
                           -----------------------------------------------------------------------------------
                                FOR THE PERIOD                                            FOR THE PERIOD
                               FEBRUARY 1, 2003               FOR THE YEAR                 JULY 9, 2001*
                                    THROUGH                       ENDED                       THROUGH
                               DECEMBER 31, 2003            JANUARY 31, 2003             JANUARY 31, 2002
                           -------------------------   ---------------------------   -------------------------
                             SHARES        AMOUNT        SHARES         AMOUNT         SHARES        AMOUNT
                           -------------------------   ---------------------------   -------------------------
Shares sold.............     835,715    $10,487,108     1,039,794    $ 12,573,919      175,014    $ 2,280,024
Reinvested dividends....      53,507        696,815        34,490         386,093        2,922         36,587
Shares redeemed.........    (326,721)    (4,181,461)     (121,747)     (1,430,345)      (3,910)       (50,473)
                           ----------   ------------   -----------   -------------   ----------   ------------
Net increase
 (decrease).............     562,501    $ 7,002,462       952,537    $ 11,529,667      174,026    $ 2,266,138
                           ==========   ============   ===========   =============   ==========   ============

                                              CLASS 3
                          ------------------------------------------------
                               FOR THE PERIOD           FOR THE PERIOD
                              FEBRUARY 1, 2003        SEPTEMBER 30, 2002*
                                  THROUGH                   THROUGH
                             DECEMBER 31, 2003         JANUARY 31, 2003
                          ------------------------   ---------------------
                           SHARES        AMOUNT       SHARES      AMOUNT
                          ------------------------   ---------------------
Shares sold.............   238,559    $ 3,058,529     47,760    $  549,241
Reinvested dividends....     4,919         64,012        205         2,270
Shares redeemed.........   (56,008)      (722,127)    (2,091)      (24,298)
                          ---------   ------------   --------   ----------
Net increase
 (decrease).............   187,470    $ 2,400,414     45,874    $  527,213
                          =========   ============   ========   ==========

                                             GROWTH AND INCOME PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        365,826    $   3,377,903        374,076    $   3,864,907
Reinvested dividends....         12,212          119,000        252,769        2,121,500
Shares redeemed.........       (467,361)      (4,286,887)      (733,651)      (7,540,336)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        (89,323)   $    (789,984)      (106,806)   $  (1,553,929)
                            ============   ==============   ============   ==============

                                                                 GROWTH PORTFOLIO
                            -------------------------------------------------------------------------------------------
                                                       CLASS 1                                        CLASS 2
                            -------------------------------------------------------------   ---------------------------
                                    FOR THE YEAR                    FOR THE YEAR                   FOR THE YEAR
                                        ENDED                           ENDED                          ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002              DECEMBER 31, 2003
                            -----------------------------   -----------------------------   ---------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT         SHARES         AMOUNT
                            -----------------------------   -----------------------------   ---------------------------
Shares sold.............      3,431,198    $  72,965,651      6,724,509    $ 147,351,353     1,261,611    $ 26,870,123
Reinvested dividends....        131,847        2,988,859        117,506        2,284,310         9,017         204,423
Shares redeemed.........     (5,836,948)    (121,487,229)   (11,641,340)    (249,348,120)     (402,875)     (8,617,576)
                            ------------   --------------   ------------   --------------   -----------   -------------
Net increase
  (decrease)............     (2,273,903)   $ (45,532,719)    (4,799,325)   $ (99,712,457)      867,753    $ 18,456,970
                            ============   ==============   ============   ==============   ===========   =============

                               GROWTH PORTFOLIO
                          ---------------------------
                                    CLASS 2
                          ---------------------------
                                 FOR THE YEAR
                                     ENDED
                               DECEMBER 31, 2002
                          ---------------------------
                            SHARES         AMOUNT
                          ---------------------------
Shares sold.............   1,737,288    $  37,717,101
Reinvested dividends....       3,379           65,690
Shares redeemed.........    (421,693)      (8,705,709)
                          -----------   -------------
Net increase
  (decrease)............   1,318,974    $  29,077,082
                          ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                    FOR THE YEAR                   FOR THE PERIOD
                                        ENDED                SEPTEMBER 30, 2002* THROUGH
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      1,520,160    $  33,312,939        121,450    $   2,345,104
Reinvested dividends....          3,342           75,718             --               --
Shares redeemed.........       (176,223)      (3,950,263)        (1,152)         (22,351)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............      1,347,279    $  29,438,394        120,298    $   2,322,753
                            ============   ==============   ============   ==============


*  Inception date of class

+  See Note 1

---------------------

                                           CAPITAL APPRECIATION PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      6,395,417    $ 166,092,596     20,521,541    $ 536,710,710
Reinvested dividends....             --               --             --               --
Shares redeemed.........    (11,222,342)    (284,057,170)   (30,912,122)    (791,446,602)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (4,826,925)   $(117,964,574)   (10,390,581)   $(254,735,892)
                            ============   ==============   ============   ==============

                                       CAPITAL APPRECIATION PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                                 FOR THE YEAR                  FOR THE YEAR
                                     ENDED                         ENDED
                               DECEMBER 31, 2003             DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............   1,699,199    $ 43,772,874     3,383,676    $  85,990,467
Reinvested dividends....          --              --            --               --
Shares redeemed.........    (789,564)    (20,295,874)   (1,184,575)     (28,869,640)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............     909,635    $ 23,477,000     2,199,101    $  57,120,827
                          ===========   =============   ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                    FOR THE YEAR                   FOR THE PERIOD
                                        ENDED                SEPTEMBER 30, 2002* THROUGH
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      2,028,480    $  54,311,186        211,247    $   4,897,393
Reinvested dividends....             --               --             --               --
Shares redeemed.........       (272,086)      (7,440,913)        (2,540)         (59,248)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............      1,756,394    $  46,870,273        208,707    $   4,838,145
                            ============   ==============   ============   ==============

                                             NATURAL RESOURCES PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............      1,369,187    $  28,387,705      3,494,276    $  67,539,419
Reinvested dividends....         62,118        1,324,195        298,879        5,110,817
Shares redeemed.........     (1,934,039)     (37,770,108)    (2,946,611)     (54,854,465)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............       (502,734)   $  (8,058,208)       846,544    $  17,795,771
                            ============   ==============   ============   ==============

                                         NATURAL RESOURCES PORTFOLIO
                          ---------------------------------------------------------
                                                   CLASS 2
                          ---------------------------------------------------------
                                 FOR THE YEAR                  FOR THE YEAR
                                     ENDED                         ENDED
                               DECEMBER 31, 2003             DECEMBER 31, 2002
                          ---------------------------   ---------------------------
                            SHARES         AMOUNT         SHARES         AMOUNT
                          ---------------------------   ---------------------------
Shares sold.............     330,124    $  6,678,496       502,057    $   9,383,413
Reinvested dividends....       6,608         140,795        16,570          283,183
Shares redeemed.........    (197,102)     (4,001,154)     (177,104)      (3,253,679)
                          -----------   -------------   -----------   -------------
Net increase
  (decrease)............     139,630    $  2,818,137       341,523    $   6,412,917
                          ===========   =============   ===========   =============

                                                       CLASS 3
                            -------------------------------------------------------------
                                    FOR THE YEAR                   FOR THE PERIOD
                                        ENDED                SEPTEMBER 30, 2002* THROUGH
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        276,599    $   5,755,806         16,225    $     274,396
Reinvested dividends....          1,949           41,510             --               --
Shares redeemed.........        (57,052)      (1,163,164)          (201)          (3,523)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............        221,496    $   4,634,152         16,024    $     270,873
                            ============   ==============   ============   ==============

                                                MULTI-ASSET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        296,020    $   2,053,781        595,209    $   4,343,881
Reinvested dividends....        201,926        1,449,000        317,840        2,084,000
Shares redeemed.........     (1,534,588)     (10,708,343)    (2,273,811)     (16,228,302)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............     (1,036,642)   $  (7,205,562)    (1,360,762)   $  (9,800,421)
                            ============   ==============   ============   ==============


*  Inception date of class

                                                           ---------------------

                                           STRATEGIC MULTI-ASSET PORTFOLIO
                            -------------------------------------------------------------
                                                       CLASS 1
                            -------------------------------------------------------------
                                    FOR THE YEAR                    FOR THE YEAR
                                        ENDED                           ENDED
                                  DECEMBER 31, 2003               DECEMBER 31, 2002
                            -----------------------------   -----------------------------
                               SHARES          AMOUNT          SHARES          AMOUNT
                            -----------------------------   -----------------------------
Shares sold.............        228,471    $   1,450,597        311,664    $   1,947,903
Reinvested dividends....         59,391          397,000         55,652          320,000
Shares redeemed.........       (809,694)      (5,127,041)    (1,364,374)      (8,446,016)
                            ------------   --------------   ------------   --------------
Net increase
  (decrease)............       (521,832)   $  (3,279,444)      (997,058)   $  (6,178,113)
                            ============   ==============   ============   ==============

NOTE 7. TRUSTEES' RETIREMENT PLAN: The Trustees of Anchor Series Trust have adopted the Anchor Series Trust Disinterested Trustees' and Directors' Retirement Plan (the Retirement Plan) effective January 1, 1993 for the unaffiliated Trustees. The Retirement Plan provides generally that if an unaffiliated Trustee who has at least 10 years of consecutive service as a Disinterested Trustee of any Portfolio of the Trust (an Eligible Trustee) retires after reaching age 60 but before age 70, or who has at least 5 years of consecutive service after reaching age 65 but before 70, or dies while a Trustee, such person will be eligible to receive a retirement or death benefit from each portfolio of the Trust with respect to which he or she is an Eligible Trustee. As of each birthday, prior to the 70th birthday, but in no event for a period greater than 10 years, each Eligible Trustee will be credited with an amount equal to 50% of his or her regular fees (excluding committee fees) for services as a Disinterested Trustee of each portfolio of the Trust for the calendar year in which such birthday occurs. In addition, an amount equal to 8.5% of any amounts credited under the preceding clause during prior years, is added to each Eligible Trustee's account until such Eligible Trustee reaches his or her 70th birthday. An Eligible Trustee may receive benefits payable under the Retirement Plan, at his or her election, either in one lump sum or in up to fifteen annual installments. As of December 31, 2003, Money Market Portfolio, Government and Quality Bond Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio had accrued $14,264, $90,051, $7,072, $101,128, $173,414, $9,690, $26,791 and $17,552, respectively, for the Retirement Plan, which is included in Payables for Trustees' fees on the Statement of Assets and Liabilities and as of December 31, 2003, expensed $708, $28,547, $534, $16,251, $31,511, $2,636, $1,837 and $1,055, respectively, for the Retirement Plan, which is included in Trustees' fees on the Statement of Operations.

NOTE 8. COMMITMENTS AND CONTINGENCIES: The SunAmerica Family of Mutual Funds has established a $75 million committed and $50 million uncommitted lines of credit with State Street Bank and Trust Company, the Portfolios' custodian. Interest is currently payable at the Federal Funds Rate plus 50 basis points on the committed line and State Street's discretionary bid rate on the uncommitted line of credit. There is also a commitment fee of 10 basis points per annum for the daily unused portion of the committed line of credit which is included in interest expenses on the Statement of Operations. Borrowings under the line of credit will commence when the respective Portfolio's cash shortfall exceeds $100,000. During the year ended December 31, 2003, the following Portfolio had borrowings:.

                                                                                       AVERAGE     WEIGHTED
                                                                 DAYS       INTEREST     DEBT      AVERAGE
                                                              OUTSTANDING   CHARGES    UTILIZED    INTEREST
                                                              ---------------------------------------------
Growth and Income Portfolio.................................  6               $12      $ 49,484     1.50%

At December 31, 2003, there were no borrowings outstanding.

Pursuant to exemptive relief granted by the Securities and Exchange Commission, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SunAmerica or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and loan money to each other for the temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the year ended December 31, 2003, none of the Portfolios participated in the program.

NOTE 9. TRANSACTIONS WITH AFFILIATES: As disclosed in the investment portfolios, certain Portfolios own common stock issued by American International Group, Inc. ("AIG") or an affiliate thereof. During the year ended December 31, 2003, the following Portfolios recorded realized gains (losses) and income on security transactions of AIG and affiliates of AIG as follows:

                                                                                                         REALIZED     UNREALIZED
                                                SECURITY                INCOME    PURCHASES    SALES    GAIN (LOSS)   GAIN(LOSS)
                                   ----------------------------------------------------------------------------------------------
Growth and Income Portfolio......  American International Group, Inc.   $ 1,870    $    --    $ 6,041     $ 3,794     $  364,320
Growth Portfolio.................  American International Group, Inc.    30,968         --     49,694      44,519      8,463,075
Multi-Asset Portfolio............  American International Group, Inc.     3,226         --     67,962      59,527        824,442

                                      MARKET
                                     VALUE AT
                                   DECEMBER 31,
                                       2003
                                   ------------
Growth and Income Portfolio......   $  548,467
Growth Portfolio.................    9,163,343
Multi-Asset Portfolio............      932,427

---------------------

NOTE 10. INVESTMENT CONCENTRATION: All Portfolios may invest internationally, however, only the Asset Allocation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio may invest in "emerging market" countries. These securities of foreign issuers may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investment, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. In addition, foreign securities may not be as liquid as domestic securities. These risks are primarily risks of the Strategic Multi-Asset Portfolio.

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                   NET                     DIVIDENDS   DISTRIBUTIONS
                                      NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                       NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                         VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
       PERIOD          BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
       ENDED           OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
-----------------------------------------------------------------------------------------------------------------------------
                                              Money Market Portfolio -- Class 1
12/31/99                $ 1.00       $0.05        $  --         $ 0.05      $(0.05)       $  --           $(0.05)      $ 1.00
12/31/00                  1.00        0.06           --           0.06       (0.06)          --            (0.06)        1.00
12/31/01                  1.00        0.04           --           0.04       (0.04)          --            (0.04)        1.00
12/31/02                  1.00        0.01           --           0.01       (0.01)          --            (0.01)        1.00
12/31/03                  1.00        0.00           --           0.00        0.00           --             0.00         1.00
                                      Government and Quality Bond Portfolio -- Class 1
12/31/99                $14.64       $0.78        $(1.02)       $(0.24)     $(0.51)       $(0.21)         $(0.72)      $13.68
12/31/00                 13.68        0.82          0.70          1.52       (0.75)          --            (0.75)       14.45
12/31/01                 14.45        0.76          0.24          1.00       (0.68)          --            (0.68)       14.77
12/31/02                 14.77        0.65          0.72          1.37       (0.54)          --            (0.54)       15.60
12/31/03                 15.60        0.56         (0.18)         0.38       (0.65)        (0.12)          (0.77)       15.21
                                      Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)    $14.90       $0.26        $ 0.28        $ 0.54      $(0.67)       $  --           $(0.67)      $14.77
12/31/02                 14.77        0.62          0.71          1.33       (0.51)          --            (0.51)       15.59
12/31/03                 15.59        0.52         (0.17)         0.35       (0.62)        (0.12)          (0.74)       15.20
                                      Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)    $15.44       $0.06        $ 0.09        $ 0.15      $  --         $  --           $  --        $15.59
12/31/03                 15.59        0.47         (0.14)         0.33       (0.62)        (0.12)          (0.74)       15.18
                                           Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#      $14.81       $0.07        $ 0.15        $ 0.22      $  --         $  --           $  --        $15.03
01/31/00                 15.03        0.40          0.37          0.77       (0.48)        (0.80)          (1.28)       14.52
01/31/01                 14.52        0.41          0.36          0.77       (0.43)        (0.31)          (0.74)       14.55
01/31/02                 14.55        0.41         (1.35)        (0.94)      (0.46)        (0.31)          (0.77)       12.84
01/31/03                 12.84        0.42         (1.31)        (0.89)      (0.46)          --            (0.46)       11.49
2/1/03-12/31/03*         11.49        0.35          2.35          2.70       (0.47)          --            (0.47)       13.72
                                           Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      $13.70       $0.23        $(0.34)       $(0.11)     $(0.45)       $(0.31)         $(0.76)      $12.83
01/31/03                 12.83        0.36         (1.26)        (0.90)      (0.45)          --            (0.45)       11.48
2/1/03-12/31/03*         11.48        0.32          2.36          2.68       (0.45)          --            (0.45)       13.71
                                           Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)      $11.26       $0.11        $ 0.36        $ 0.47      $(0.25)       $  --           $(0.25)      $11.48
2/1/03-12/31/03*         11.48        0.29          2.37          2.66       (0.44)          --            (0.44)       13.70

                                                              RATIO OF NET
                                    NET                        INVESTMENT
                                   ASSETS     RATIO OF           INCOME
                                   END OF     EXPENSES           (LOSS)          PORTFOLIO
       PERIOD           TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
       ENDED          RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
                                       Money Market Portfolio -- Class 1
12/31/99                 4.69%    $ 63,222      0.67%             4.58%             -- %
12/31/00                 5.95       61,849      0.65              5.79              --
12/31/01                 3.70       34,375      0.72(5)           3.80(5)           --
12/31/02                 1.08       24,634      0.74              1.08              --
12/31/03                 0.31       18,629      0.94              0.33              --
                                Government and Quality Bond Portfolio -- Class 1
12/31/99                (1.65)%   $480,572      0.66%             5.51%              31%
12/31/00                11.35      532,223      0.66              5.93               58
12/31/01                 6.93      684,464      0.64(5)           5.16(5)            71
12/31/02                 9.33      885,969      0.61              4.27              108
12/31/03                 2.50      685,905      0.60              3.56               50
                                Government and Quality Bond Portfolio -- Class 2
07/09/01-12/31/01(3)     3.67%    $ 19,713      0.79%(4)(5)       4.54%(4)(5)        71%
12/31/02                 9.11      121,074      0.76              4.02              108
12/31/03                 2.35      148,981      0.75              3.40               50
                                Government and Quality Bond Portfolio -- Class 3
09/30/02-12/31/02(3)     1.23%    $  7,732      0.86%(4)          3.25%(4)          108%
12/31/03                 2.19      113,856      0.84              3.28               50
                                     Asset Allocation Portfolio+ -- Class 1
12/01/98-01/31/99#       1.49%    $724,516      0.66%(4)          2.60%(4)           30%
01/31/00                 5.51      699,063      0.63              2.70              191
01/31/01                 5.38      653,310      0.64              2.75              172
01/31/02                (6.36)     556,081      0.66              3.05              140
01/31/03                (6.78)     437,736      0.66              3.42               28
2/1/03-12/31/03*        23.68      482,439      0.66(4)           3.03(4)            19
                                     Asset Allocation Portfolio+ -- Class 2
7/9/01-01/31/02(3)      (0.67)%   $  2,233      0.83%(4)          3.07%(4)          140%
01/31/03                (6.87)      12,931      0.79              3.23               28
2/1/03-12/31/03*        23.54       23,155      0.81(4)           2.84(4)            19
                                     Asset Allocation Portfolio+ -- Class 3
9/30/02-1/31/03(3)       4.29%    $    526      0.87%(4)          2.93%(4)           28%
2/1/03-12/31/03*        23.41        3,196      0.92(4)           2.67(4)            19

---------------

 # The Portfolio changed its fiscal year end from November 30 to January 31.
 *  The Portfolio changed its fiscal year end from January 31 to December 31.
 +  See Note 1.
(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.

See Notes to Financial Statements
---------------------
    74

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Growth and Income Portfolio -- Class 1
12/31/99         $21.11       $ 0.10       $ 3.06        $ 3.16      $(0.15)       $(3.12)         $(3.27)      $21.00
12/31/00          21.00         0.04        (1.16)        (1.12)      (0.12)        (3.21)          (3.33)       16.55
12/31/01          16.55         0.04        (2.14)        (2.10)      (0.04)        (1.86)          (1.90)       12.55
12/31/02          12.55         0.06        (3.11)        (3.05)      (0.05)        (1.01)          (1.06)        8.44
12/31/03           8.44         0.05         2.15          2.20       (0.05)          --            (0.05)       10.59
                                             Growth Portfolio -- Class 1
12/31/99         $32.52       $ 0.08       $ 8.31        $ 8.39      $(0.10)       $(2.29)         $(2.39)      $38.52
12/31/00          38.52         0.06        (0.08)        (0.02)      (0.06)        (4.02)          (4.08)       34.42
12/31/01          34.42         0.09        (5.15)        (5.06)      (0.04)        (4.36)          (4.40)       24.96
12/31/02          24.96         0.11        (5.64)        (5.53)      (0.08)          --            (0.08)       19.35
12/31/03          19.35         0.14         5.64          5.78       (0.12)          --            (0.12)       25.01
                                             Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $30.35       $ 0.03       $(1.03)       $(1.00)     $(0.04)       $(4.36)         $(4.40)      $24.95
12/31/02          24.95         0.09        (5.65)        (5.56)      (0.05)          --            (0.05)       19.34
12/31/03          19.34         0.11         5.63          5.74       (0.09)          --            (0.09)       24.99
                                             Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $17.95       $ 0.01       $ 1.38        $ 1.39      $  --         $  --           $  --        $19.34
12/31/03          19.34         0.08         5.63          5.71       (0.08)          --            (0.08)       24.97
                                      Capital Appreciation Portfolio -- Class 1
12/31/99         $35.59       $ 0.08       $23.40        $23.48      $(0.03)       $(2.02)         $(2.05)      $57.02
12/31/00          57.02         0.11        (3.39)        (3.28)      (0.05)        (6.25)          (6.30)       47.44
12/31/01          47.44        (0.06)       (7.82)        (7.88)      (0.10)        (9.85)          (9.95)       29.61
12/31/02          29.61        (0.04)       (6.67)        (6.71)        --            --              --         22.90
12/31/03          22.90        (0.01)        7.40          7.39         --            --              --         30.29
                                      Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $42.82       $  --        $(3.28)       $(3.28)     $(0.09)       $(9.85)         $(9.94)      $29.60
12/31/02          29.60        (0.07)       (6.68)        (6.75)        --            --              --         22.85
12/31/03          22.85        (0.05)        7.38          7.33         --            --              --         30.18
                                      Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $21.35       $(0.02)      $ 1.52        $ 1.50      $  --         $  --           $  --        $22.85
12/31/03          22.85        (0.10)        7.40          7.30         --            --              --         30.15

                                                         RATIO OF NET
                              NET                         INVESTMENT
                             ASSETS      RATIO OF           INCOME
                             END OF      EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL       PERIOD     TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)    (000'S)     NET ASSETS        NET ASSETS          RATE
-------------------------------------------------------------------------------------
                               Growth and Income Portfolio -- Class 1
12/31/99         15.88%    $   49,710      0.91%             0.46%              20%
12/31/00         (6.70)        38,075      0.92              0.20               24
12/31/01        (11.41)        28,993      1.00(5)           0.29(5)            24
12/31/02        (24.31)        18,610      1.01(6)           0.55(6)            42
12/31/03         26.18         22,404      1.16              0.52               44
                                    Growth Portfolio -- Class 1
12/31/99         26.94%    $  868,765      0.73%             0.24%              40%
12/31/00         (1.03)       914,186      0.71              0.20               70
12/31/01        (13.09)       791,845      0.72(5)           0.30(5)            70
12/31/02        (22.15)       520,917      0.74(6)           0.50(6)            70
12/31/03         29.94        616,441      0.75              0.67               72
                                    Growth Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (1.50)%   $    8,965      0.89%(4)(5)       0.33%(4)(5)        70%
12/31/02        (22.28)        32,458      0.89(6)           0.41(6)            70
12/31/03         29.72         63,636      0.90              0.51               72
                                    Growth Portfolio -- Class 3
09/30/02-
 12/31/02(3)      6.50%    $    2,326      0.98%(4)(6)       0.53%(4)(6)        70%
12/31/03         29.59         36,643      0.99              0.39               72
                             Capital Appreciation Portfolio -- Class 1
12/31/99         67.58%    $1,986,888      0.67%             0.17%              64%
12/31/00         (7.47)     1,954,892      0.70              0.19               84
12/31/01        (12.61)     1,628,155      0.75(5)           0.15(5)            68
12/31/02        (22.66)     1,021,172      0.76(6)           0.16(6)            80
12/31/03         32.27      1,204,319      0.77             (0.04)             104
                             Capital Appreciation Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (3.25)%   $   16,565      0.92%(4)(5)      (0.21)%(4)(5)       68%
12/31/02        (22.80)        63,049      0.92(6)          (0.29)(6)           80
12/31/03         32.08        110,717      0.92             (0.20)             104
                             Capital Appreciation Portfolio -- Class 3
09/30/02-
 12/31/02(3)      5.49%    $    4,769      0.99%(4)(6)      (0.30)%(4)(6)       80
12/31/03         31.95         59,254      1.01             (0.38)             104

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

See Notes to Financial Statements
                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
FINANCIAL HIGHLIGHTS -- (CONTINUED)
--------------------------------------------------------------------------------

                                            NET                     DIVIDENDS   DISTRIBUTIONS
                               NET        REALIZED       TOTAL      DECLARED      FROM NET                       NET
                NET ASSET    INVEST-    & UNREALIZED      FROM      FROM NET      REALIZED          TOTAL       ASSET
                  VALUE       MENT      GAIN (LOSS)     INVEST-      INVEST-       GAIN ON        DIVIDENDS     VALUE
   PERIOD       BEGINNING    INCOME          ON           MENT        MENT         INVEST-           AND        END OF
    ENDED       OF PERIOD   (LOSS)(1)   INVESTMENTS    OPERATIONS    INCOME         MENTS       DISTRIBUTIONS   PERIOD
----------------------------------------------------------------------------------------------------------------------
                                        Natural Resources Portfolio -- Class 1
12/31/99         $11.59       $0.14        $ 4.67        $ 4.81      $(0.18)       $  --           $(0.18)      $16.22
12/31/00          16.22        0.09          3.06          3.15       (0.14)          --            (0.14)       19.23
12/31/01          19.23        0.21         (0.49)        (0.28)      (0.07)        (1.22)          (1.29)       17.66
12/31/02          17.66        0.15          1.27          1.42       (0.16)        (0.95)          (1.11)       17.97
12/31/03          17.97        0.23          8.28          8.51       (0.15)        (0.16)          (0.31)       26.17
                                        Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     $19.46       $0.03        $(0.56)       $(0.53)     $(0.07)       $(1.22)         $(1.29)      $17.64
12/31/02          17.64        0.11          1.29          1.40       (0.13)        (0.95)          (1.08)       17.96
12/31/03          17.96        0.19          8.27          8.46       (0.12)        (0.16)          (0.28)       26.14
                                        Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     $16.09       $0.01        $ 1.86        $ 1.87      $  --         $  --           $  --        $17.96
12/31/03          17.96        0.13          8.30          8.43       (0.12)        (0.16)          (0.28)       26.11
                                           Multi-Asset Portfolio -- Class 1
12/31/99         $13.49       $0.26        $ 1.28        $ 1.54      $(0.34)       $(2.11)         $(2.45)      $12.58
12/31/00          12.58        0.27         (0.21)         0.06       (0.30)        (2.44)          (2.74)        9.90
12/31/01           9.90        0.20         (0.74)        (0.54)      (0.28)        (1.18)          (1.46)        7.90
12/31/02           7.90        0.13         (1.16)        (1.03)      (0.21)          --            (0.21)        6.66
12/31/03           6.66        0.11          1.00          1.11       (0.16)          --            (0.16)        7.61
                                      Strategic Multi-Asset Portfolio -- Class 1
12/31/99         $10.46       $0.24        $ 2.50        $ 2.74      $(0.17)       $(1.26)         $(1.43)      $11.77
12/31/00          11.77        0.29         (0.85)        (0.56)      (0.26)        (1.60)          (1.86)        9.35
12/31/01           9.35        0.22         (1.08)        (0.86)      (0.44)        (1.43)          (1.87)        6.62
12/31/02           6.62        0.13         (0.95)        (0.82)      (0.05)          --            (0.05)        5.75
12/31/03           5.75        0.13          1.55          1.68       (0.07)          --            (0.07)        7.36

                                                       RATIO OF NET
                             NET                        INVESTMENT
                            ASSETS     RATIO OF           INCOME
                            END OF     EXPENSES           (LOSS)          PORTFOLIO
   PERIOD        TOTAL      PERIOD    TO AVERAGE        TO AVERAGE        TURNOVER
    ENDED      RETURN(2)   (000'S)    NET ASSETS        NET ASSETS          RATE
-----------------------------------------------------------------------------------------------
                              Natural Resources Portfolio -- Class 1
12/31/99         41.51%    $ 54,391      1.00%             0.97%              87%
12/31/00         19.42       71,625      0.92              0.53               85
12/31/01         (1.01)      71,144      0.90(5)           1.13(5)            48
12/31/02          8.33       87,637      0.89              0.79               58
12/31/03         47.77      114,435      0.87              1.15               46
                              Natural Resources Portfolio -- Class 2
07/09/01-
 12/31/01(3)     (2.31)%   $    991      1.09%(4)(5)       0.46%(4)(5)        48%
12/31/02          8.24        7,143      1.05              0.64               58
12/31/03         47.49       14,046      1.02              0.97               46
                              Natural Resources Portfolio -- Class 3
09/30/02-
 12/31/02(3)     11.48%    $    288      1.22%(4)          0.27%(4)           58%
12/31/03         47.30        6,201      1.11              0.68               46
                                 Multi-Asset Portfolio -- Class 1
12/31/99         12.45%    $129,442      1.08%             1.96%              41%
12/31/00         (0.57)     106,298      1.08              2.24               36
12/31/01         (4.31)      87,071      1.10(5)           2.18(5)            30
12/31/02        (12.96)      64,262      1.11(6)           1.82(6)            62
12/31/03         16.87       65,561      1.16              1.50               61
                            Strategic Multi-Asset Portfolio -- Class 1
12/31/99         28.15%    $ 79,273      1.46%             2.42%             159%
12/31/00         (5.61)      61,771      1.18              2.61              165
12/31/01         (7.36)      49,059      1.21(5)           2.67(5)           179
12/31/02        (12.41)      36,914      1.25(6)           2.04(6)           161
12/31/03         29.26       43,407      1.27              2.04              156

---------------

(1) Calculated based upon average shares outstanding.
(2) Total return is not annualized and does not reflect expenses that apply to the separate accounts of the insurance companies. If such expenses had been included, the total return would have been lower for each period presented.
(3) Inception date of class
(4) Annualized
(5) The ratio is net of custody credit of less than 0.01%.
(6) Excludes expense reductions. If expense reductions had been applied, the ratio of expenses and net investment income to average net assets would have remained the same.

See Notes to Financial Statements
---------------------
    76

---------------------

ANCHOR SERIES TRUST
REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF TRUSTEES AND SHAREHOLDERS OF ANCHOR SERIES TRUST

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Money Market Portfolio, Government and Quality Bond Portfolio, Asset Allocation Portfolio, Growth and Income Portfolio, Growth Portfolio, Capital Appreciation Portfolio, Natural Resources Portfolio, Multi-Asset Portfolio and Strategic Multi-Asset Portfolio (constituting the nine portfolios of Anchor Series Trust, hereafter referred to as the "Trust") at December 31, 2003, the results of each of their operations for the period then ended and the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

New York, New York
February 18, 2004

                                                           ---------------------

---------------------

ANCHOR SERIES TRUST
TRUSTEE INFORMATION (UNAUDITED)
--------------------------------------------------------------------------------

  The following table contains basic information regarding the Trustees that oversee operations of the Portfolios and other investment companies within the AIG SunAmerica Mutual Fund complex.

                                                                                            NUMBER OF
                                               TERM OF                                    PORTFOLIOS IN
                             POSITION HELD    OFFICE AND                                       FUND
             NAME,               WITH         LENGTH OF              PRINCIPAL               COMPLEX               OTHER
          ADDRESS AND         SUNAMERICA         TIME           OCCUPATION(S) DURING         OVERSEEN          DIRECTORSHIPS
        DATE OF BIRTH*           FUND         SERVED(4)             PAST 5 YEARS          BY TRUSTEE(1)      HELD BY TRUSTEE(2)
        --------------       -------------   ------------   ----------------------------  --------------   ----------------------
    DISINTERESTED TRUSTEES
    S. James Coppersmith(5)   Trustee        1996-present   Retired.                            46         Director of BJ's
    DOB: February 21, 1933                                                                                 Wholesale Club, Inc.;
                                                                                                           Member of Board of
                                                                                                           Trustees of the Boston
                                                                                                           Stock Exchange.
    Samuel M. Eisenstat       Chairman of    1996-present   Attorney, solo practitioner.        47         Director of North
    DOB: March 7, 1940        the Board                                                                    European Oil Royal
                                                                                                           Trust.
    Stephen J. Gutman         Trustee        1996-present   President and Director, Beau        47         None
    DOB: May 10, 1943                                       Brummel-Soho LLC (menswear
                                                            specialty retailing and
                                                            other activities) (June 1988
                                                            to present).
    INTERESTED TRUSTEES
    Peter A. Harbeck(3)       Trustee        1996-present   President, CEO and Director,        84         None
    DOB: January 23, 1954                                   AIG SunAmerica Asset
                                                            Management Corp. ("SAAMCo.")
                                                            (August 1995 to present);
                                                            Director, AIG SunAmerica
                                                            Capital Services, Inc.
                                                            ("SACS") (August 1993 to
                                                            present).

---------------
 * The business address for each Trustee is the Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992.

(1) The "Fund Complex" consists of all registered investment company portfolios for which the Business Manager serves as investment advisor or business manager. The "Fund Complex" includes the SunAmerica Equity Funds (7 funds), SunAmerica Income Funds (6 funds), SunAmerica Money Market Funds, Inc. (2 funds), SunAmerica Senior Floating Rate Fund, Inc. (1 fund), SunAmerica Strategic Investment Series, Inc. (7 funds), SunAmerica Style Select Series, Inc. (15 portfolios), Anchor Pathway Fund (7 funds), Anchor Series Trust (9 portfolios), Seasons Series Trust (19 portfolios), SunAmerica Series Trust (32 portfolios), VALIC Company I (22 portfolios), and VALIC Company II (15 funds).

(2) Directorships of companies required to report to the Securities and Exchange Commission under the Securities Exchange Act of 1934 (i.e. "public companies") or other investment companies registered under the Investment Company Act of 1940.

(3) Interested Trustee, as defined within the Investment Company Act of 1940 because he serves as President of SAAMCo.

(4) Trustees serve until their successors are duly elected and qualified, subject to the Trustees' retirement plan discussed in Note 7 of the financial statements.

(5) Effective on or about February 23, 2004, it is expected that S. James Coppersmith will retire as Director.

Additional information concerning the Trustees is contained in the Statement of Additional Information and is available without charge by calling (800) 858-8850.

VOTING PROXIES ON FUND PORTFOLIO SECURITIES

  A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Fund's portfolio which is available in the Trust's Statement of Additional Information, may be obtained without charge upon request, by calling (800) 858-8850. This information is also available from the EDGAR database on the Securities and Exchange Commission's Internet site at http://www.sec.gov.
---------------------

---------------------

ANCHOR SERIES TRUST
SHAREHOLDERS TAX INFORMATION (UNAUDITED)

  Certain tax information regarding the Anchor Series Trust is required to be provided to shareholders based upon each Portfolio's income and distributions for the taxable year ended December 31, 2003. The information and distributions reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2003. The information necessary to complete your income tax returns will be included with your Form 1099-DIV which will be sent to you under separate cover in January 2004.

  During the year ended December 31, 2003 the Portfolios paid the following dividends per share along with the percentage of ordinary income dividends that qualified for the 70% dividends received deductions for corporations:

                                                                                                                  QUALIFYING %
                                                                                                                  FOR THE 70%
                                                                                                                   DIVIDENDS
                                                      TOTAL     NET INVESTMENT   NET SHORT-TERM   NET LONG-TERM     RECEIVED
                                                    DIVIDENDS       INCOME       CAPITAL GAINS*   CAPITAL GAINS    DEDUCTION
                                                    ---------   --------------   --------------   -------------   ------------
Money Market Portfolio -- Class 1                        --            --               --              --                  --%
Government and Quality Bond Portfolio -- Class 1       0.77          0.65             0.05            0.07                  --
Government and Quality Bond Portfolio -- Class 2       0.74          0.62             0.05            0.07                  --
Government and Quality Bond Portfolio -- Class 3       0.74          0.62             0.05            0.07                  --
Asset Allocation Portfolio -- Class 1                  0.47          0.47               --              --               32.24
Asset Allocation Portfolio -- Class 2                  0.45          0.45               --              --               32.24
Asset Allocation Portfolio -- Class 3                  0.44          0.44               --              --               32.24
Growth and Income Portfolio -- Class 1                 0.05          0.05               --              --              100.00
Growth Portfolio -- Class 1                            0.12          0.12               --              --              100.00
Growth Portfolio -- Class 2                            0.09          0.09               --              --              100.00
Growth Portfolio -- Class 3                            0.08          0.08               --              --              100.00
Capital Appreciation Portfolio -- Class 1                --            --               --              --                  --
Capital Appreciation Portfolio -- Class 2                --            --               --              --                  --
Capital Appreciation Portfolio -- Class 3                --            --               --              --                  --
Natural Resources Portfolio -- Class 1                 0.31          0.15             0.08            0.08               72.26
Natural Resources Portfolio -- Class 2                 0.28          0.12             0.08            0.08               72.26
Natural Resources Portfolio -- Class 3                 0.28          0.12             0.08            0.08               72.26
Multi-Asset Portfolio -- Class 1                       0.16          0.16               --              --               94.21
Strategic Multi-Asset Portfolio -- Class 1             0.07          0.07               --              --                  --

---------------
* Short-term capital gains are treated as ordinary income for tax purposes.

                                                           ---------------------

---------------------

    COMPARISONS: PORTFOLIOS VS. INDEXES (UNAUDITED)

              The following graphs compare the performance of a $10,000 investment in each Portfolio (except Money Market) to a $10,000 investment in a comparable securities index over the ten year period ended December 31, 2003. Importantly, such indices represent "paper" Portfolios and do not reflect the costs and expenses of actual investing.

              THE FOLLOWING GRAPHS AND TABLES SHOW THE PERFORMANCE OF THE PORTFOLIOS AT THE ANCHOR SERIES TRUST LEVEL AND INCLUDE ALL TRUST EXPENSES, BUT NO INSURANCE COMPANY EXPENSES ASSOCIATED WITH THE VARIABLE ANNUITY AND NO INSURANCE COMPANY CONTINGENT DEFERRED SALES CHARGE. NO EXPENSES ARE DEDUCTED FROM THE PERFORMANCE OF THE INDICES. ALL DIVIDENDS ARE ASSUMED TO BE REINVESTED.

              Investments in stocks and bonds are subject to risk, including stock market and interest-rate fluctuations. Investments in non-U.S. stocks are subject to additional risks, including political and social instability, differing securities regulations and accounting standards, and limited public information. Mortgage-backed securities are subject to prepayment, which can result in reinvestment of principal at lower yields. Money market instruments generally offer stability and income, but an investment in these securities, like investments in other Portfolios, is not guaranteed by the U.S. government or any other entity. There can be no assurance that the Money Market Portfolio will be able to maintain a stable net asset value of $1.00 per share.

---------------------

              Money Market Portfolio

                The Money Market Portfolio -- Class 1 returned 0.31% in 2003.
              The U.S. economy has shown signs that monetary and fiscal stimulus resulted in solid growth in 2003. Despite this growth, the risk of inflation seems to remain low. As a result, the Federal Funds rate ended the annual period at a 41-year low of 1.00%. While this low interest rate environment is a boon for corporate fund-raising and capital spending, it keeps returns low for money market investors who are focused on the short end of the yield curve.

---------------------

---------------------

          FIXED-INCOME PORTFOLIOS

           Government and Quality Bond Portfolio, Class 1



           (LINE GRAPH)

                                                                                                          LEHMAN BROTHERS U.S.
                                                 GOVERNMENT AND QUALITY       LEHMAN BROTHERS U.S.        AGGREGATE A OR BETTER
                                                 BOND PORTFOLIO, CLASS 1      AGGREGATE BOND INDEX                INDEX
                                                 -----------------------      --------------------        ---------------------
12/93                                                   10000.00                    10000.00                    10000.00
12/94                                                    9693.00                     9708.00                     9710.00
12/95                                                   11575.00                    11502.00                    11487.00
12/96                                                   11910.00                    11918.00                    11902.00
12/97                                                   13045.00                    13072.00                    13042.00
12/98                                                   14252.00                    14206.00                    14191.00
12/99                                                   14017.00                    14088.00                    14075.00
12/00                                                   15608.00                    15726.00                    15757.00
12/01                                                   16689.00                    17052.00                    17066.00
12/02                                                   18246.00                    18800.00                    18848.00
12/03                                                   18702.00                    19572.00                    19476.00

           GOVERNMENT AND QUALITY BOND PORTFOLIO
           AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           2.50%       5.58%      2.19%

5-year                                                           5.58%      N/A         N/A

10-year                                                          6.46%      N/A         N/A

Since Inception                                                  N/A         6.08%      2.74%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

Effective May 1, 2004 Lehman Brothers U.S. Aggregate A or Better Index because it more closely corresponds with the investments permitted in the Portfolio's guidelines. The Lehman Brother U.S. Aggregate A or Better Index is a subset of the Lehman Brothers Aggregate Index, and indices the government and corporate bonds, agency mortgage pass-through securities, and asset-backed securities. However, the Lehman Brothers U.S. Aggregate A or Better excludes BBB bonds.

              GOVERNMENT AND QUALITY BOND PORTFOLIO -- CLASS 1

                The Government and Quality Bond Portfolio -- Class 1 returned
              2.5%, trailing the 4.1% return of the Lehman Brothers U.S. Aggregate Bond Index for the annual period.

                We believe the cause of the Portfolio's underperformance of the index was the result of security selection. Specifically, the Portfolio did not participate in the rally staged by BBB-rated corporate bonds during the year, due to the fact that the Portfolio's guidelines of securing principal prohibit investing in these lower quality investment-grade bonds. These bonds, however, are a part of the benchmark index. Relative performance by the Portfolio was also hurt by an underweight position to corporate bonds and commercial mortgage-backed bonds, both of which outperformed the overall bond market in 2003. On the positive side, the Portfolio offset some of the negative effects of sector and security selection by adding value through timely adjustments to its duration versus the benchmark index.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

              Asset Allocation Portfolio+ - Class 1

(LINE GRAPH)

                                                                                        LEHMAN BROTHERS
                                          ASSET ALLOCATION                            U.S. AGGREGATE BOND
                                             PORTFOLIO             CUSTOM INDEX              INDEX              S&P 500 INDEX
                                          ----------------         ------------       -------------------       -------------
12/93                                         10000.00               10000.00               10000.00               10000.00
12/94                                          9974.00                9967.00                9708.00               10132.00
12/95                                         12596.00               12924.00               11502.00               13939.00
12/96                                         14984.00               14859.00               11918.00               17141.00
12/97                                         18251.00               18369.00               13072.00               22859.00
12/98                                         18857.00               22223.00               14206.00               29393.00
12/99                                         20636.00               24890.00               14088.00               35579.00
12/00                                         20572.00               24643.00               15726.00               32340.00
12/01                                         19986.00               23726.00               17051.00               28496.00
12/02                                         18484.00               21398.00               18800.00               22199.00
12/03                                         22742.00               25351.00               19572.00               28562.00

---------------------------------------------------------
               ASSET ALLOCATION PORTFOLIO
       AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03
---------------------------------------------------------
                       CLASS 1    CLASS 2*   CLASS 3*
   1-year               23.04%     22.89%     22.77%
   5-year                3.82%        N/A        N/A
   10-year               8.56%        N/A        N/A
   Since Inception         N/A      5.52%     22.28%
---------------------------------------------------------

*Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Custom Index consists of 40% Lehman Brothers Aggregate Index and 60% S&P 500 Index.

The Lehman Brothers U.S. Aggregate Bond Index combines several Lehman Brothers fixed-income indices to give a broad view of the bond market--70% reflects the Government/Corporate Bond Index, 29% reflects the Mortgage-Backed Securities Index and 1% reflects the Asset-Backed Securities Index.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest foreign and domestic stocks traded publicly in the United States. Because it is market-weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              + Performance information shown for periods prior to November 24,
                2003 is that of the corresponding series of SunAmerica Series Trust that was reorganized into the Portfolio on November 24, 2003, the Prior Asset Allocation Portfolio. The Prior Asset Allocation Portfolio had the same investment goal, and investment strategies and policies as does the Portfolio, and was also managed by the same portfolio managers.

              ASSET ALLOCATION PORTFOLIO+ -- CLASS 1

                The Asset Allocation Portfolio -- Class 1 returned 22.9% for the period of February 1, 2003 through December 31, 2003, trailing the 32.1% return of the S&P 500 Index, but outpacing the results of its custom index return of 20.3% for the same period. The custom index is comprised of 60% -- S&P 500 and 40% -- Lehman Brothers U.S. Aggregate Bond Index.

                During the period, the Portfolio added to its overall equity weighting, taking advantage of strong opportunities in stock valuations. The Portfolio benefited from the strong results of its equity allocations, especially its positions in small-capitalization growth stocks. Although we maintained relatively balanced allocations in both growth and value positions, we slightly increased exposure to cyclically sensitive sectors. We also added to positions in real estate securities. These holdings provided diversification benefits, as well as additional performance strength throughout the second half of the annual period.

                Fixed-income positions were led by the strong results of the lower-rated bonds. The Portfolio has increased its position in high-yield corporate bonds and this allocation significantly boosted Portfolio performance in 2003. Investment-grade corporate bonds also provided strong results, spurred by falling corporate yield differentials relative to Treasuries as firms cleansed balance sheets and took advantage of stronger economic fundamentals. The Portfolio's mortgage-backed positions under-performed the rest of the fixed-income market as rapid mortgage prepayments created a difficult environment during much of the year.

              The graph represents past performance, which is not indicative of future results.

---------------------
    82

          EQUITY PORTFOLIOS


     Growth and Income Portfolio, Class 1
(LINE GRAPH)

                                                                GROWTH AND INCOME PORTFOLIO               S&P 500 INDEX
                                                                ---------------------------               -------------
12/93                                                                     10000.00                           10000.00
12/94                                                                      9033.00                           10132.00
12/95                                                                     10532.00                           13939.00
12/96                                                                     12654.00                           17141.00
12/97                                                                     16294.00                           22859.00
12/98                                                                     21208.00                           29393.00
12/99                                                                     24576.00                           35579.00
12/00                                                                     22929.00                           32340.00
12/01                                                                     20314.00                           28496.00
12/02                                                                     15376.00                           22199.00
12/03                                                                     19401.00                           28562.00

GROWTH AND INCOME PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                              CLASS
                                                                1
                                                              ------
1-year                                                        26.18%
5-year                                                        -1.77%
10-year                                                        6.85%

The S&P 500 Composite Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

              GROWTH AND INCOME PORTFOLIO -- CLASS 1

                The Growth and Income Portfolio -- Class 1 returned 26.2% for the annual reporting period, versus a 28.7% return by the S&P 500 Index. While absolute returns for the Portfolio were strong in 2003, the small capitalization, "high beta" driven market did not favor our large-capitalization, high quality investment approach.

                The Portfolio's underperformance of the index was mainly due to security selection, particularly in industrial and technology stock holdings. Defense contractor Lockheed Martin and Microsoft were examples of stocks that had disappointing results during the year. Portfolio results were also hampered by underweight positions in EMC and Corning, two stocks that posted strong gains in 2003. The only sector allocation decision that made a meaningful impact on the performance of the Portfolio versus the index was the Portfolio's average cash position of 1.3%, which hindered relative returns.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

     Growth Portfolio, Class 1
(LINE GRAPH)

                                                                 GROWTH PORTFOLIO, CLASS 1              RUSSELL 3000 INDEX
                                                                 -------------------------              ------------------
12/93                                                                      10000
12/94                                                                       9528                              10019
12/95                                                                      12036                              13707
12/96                                                                      15050                              16697
12/97                                                                      19626                              22004
12/98                                                                      25311                              27315
12/99                                                                      32129                              33025
12/00                                                                      31797                              30561
12/01                                                                      27636                              27060
12/02                                                                      21515                              21231
12/03                                                                      27944                              27824

GROWTH PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           29.94%     29.72%      29.59%

5-year                                                            2.00%       N/A         N/A

10-year                                                          10.82%       N/A         N/A

Since Inception                                                    N/A      -0.28%      29.27%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Russell 3000 performance is shown beginning in 1995 to coincide with the inception of the current multi-cap approach for this portfolio. The Russell 3000 Index is an unmanaged, weighted index of the 3,000 largest publicly traded companies by market capitalization in the United States and is broadly representative of the universe of potential securities in which the Portfolio may invest. For comparison purposes, performance for years prior to 1995 are assumed to be the same as the Portfolio.

            GROWTH PORTFOLIO -- CLASS 1

              The Growth Portfolio -- Class 1 returned 29.9% in 2003, compared to the Russell 3000 Index return of 31.1%. The Portfolio's underperformance of the index stemmed from the poor performance of select security holdings, particularly in industrial and technology stocks. Air freight company CNF was a poor performer in the industrial sector, and the Portfolio did not own Caterpillar or Cendant, two of the sector's top performers. The largest relative detractor in the technology sector was the Portfolio's overweight position in Microsoft which lagged its technology peers in 2003 by a wide margin. In general, the Portfolio's orientation toward higher quality, larger companies hurt relative performance in a market dominated by smaller cap, lower quality stocks. Sector allocation decisions did affect performance positively, but only to a small degree. The Portfolio's slight overweight position to technology stocks helped relative returns, as did the slight underweight position to telecommunication services stocks, which struggled during the year.

              The graph represents past performance, which is not indicative of future results.

---------------------
    84

     Capital Appreciation Portfolio, Class 1
(LINE GRAPH)

                                                               CAPITAL APPRECIATION PORTFOLIO       RUSSELL 3000 GROWTH INDEX
                                                               ------------------------------       -------------------------
12/93                                                                     10000.00                           10000.00
12/94                                                                      9620.00                           10220.00
12/95                                                                     12945.00                           13958.00
12/96                                                                     16199.00                           17012.00
12/97                                                                     20318.00                           21901.00
12/98                                                                     24829.00                           29571.00
12/99                                                                     41608.00                           39573.00
12/00                                                                     38500.00                           30702.00
12/01                                                                     33645.00                           24677.00
12/02                                                                     26020.00                           17759.00
12/03                                                                     34417.00                           23259.00

CAPITAL APPRECIATION PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           32.27%     32.08%     31.95%

5-year                                                            6.75%       N/A        N/A

10-year                                                          13.16%       N/A        N/A

Since Inception                                                    N/A      -0.55%     30.16%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The Russell 3000 Growth Index measure the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values. The stocks in this index are also members of either the Russell 3000 Growth or the Russell 2000* Growth Indices.

              CAPITAL APPRECIATION PORTFOLIO -- CLASS 1

                The Capital Appreciation Portfolio -- Class 1 returned 32.3%
              during the annual reporting period, outperforming the 31.0% return of the Russell 3000 Growth Index.

                Security selection was quite good during the year, particularly in the healthcare and consumer discretionary sectors. The Portfolio's two highest contributors to performance were British pharmaceutical company AstraZeneca and biotech company Genzyme. Leading performance in the consumer discretionary sector were online retailer eBay and Univision Communications, the owner of several Spanish language television stations. Overall, sector allocation decisions actually detracted from relative performance. Although the Portfolio's allocation to the technology sector (a market leader in 2003) increased as the year progressed, the Portfolio's lower average weight in technology stocks compared to the index detracted from Portfolio performance.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

     Natural Resources Portfolio, Class 1
(LINE GRAPH)

                                                                                                                    MSCI/S&P
                                    NATURAL                                 MSCI/S&P            MSCI/S&P          WORLD ENERGY
                                   RESOURCES                             WORLD METALS &      WORLD OIL & GAS       EQUIPMENT &
                               PORTFOLIO, CLASS 1     S&P 500 INDEX       MINING INDEX            INDEX          SERVICES INDEX
                               ------------------     -------------      --------------      ---------------     --------------
12/93                               10000.00            10000.00
12/94                               10101.00            10132.00            10101.00            10101.00            10101.00
12/95                               11864.00            13939.00            10398.00            12659.00            13591.00
12/96                               13539.00            17141.00            10226.00            15810.00            19280.00
12/97                               12376.00            22859.00             7396.00            18872.00            27356.00
12/98                               10230.00            29393.00             6647.00            20449.00            14507.00
12/99                               14476.00            35579.00            10198.00            25053.00            21024.00
12/00                               17288.00            32340.00             7979.00            26161.00            28466.00
12/01                               17114.00            28496.00             8245.00            25022.00            20103.00
12/02                               18540.00            22199.00             8059.00            23708.00            17431.00
12/03                               27395.00            28562.00            13531.00            30278.00            20438.00

NATURAL RESOURCES PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                CLASS 1    CLASS 2*    CLASS 3*
                                                                -------    --------    --------
1-year                                                           47.77%     47.49%      47.30%

5-year                                                           21.77%       N/A         N/A

10-year                                                          10.60%       N/A         N/A

Since Inception                                                    N/A      19.60%      48.48%

* Inception dates for Class 2 and Class 3 are July 9, 2001 and September 30, 2002, respectively.

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded publicly in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Morgan Stanley Capital International (MSCI)/S&P World Metals & Mining Index consists of companies conducting business in the following industries: aluminum, diversified metals and mining, gold, precious metals and minerals, and steel.

MSCI/S&P World Oil & Gas Index is comprised of integrated oil companies engaged in the exploration, production, refinement, transportation, distribution, and marketing of oil and gas products.

The MSCI/S&P World Energy, Equipment & Services is comprised of manufacturers of oil rigs and drilling equipment, and providers of drilling services and manufactures of equipment for and providers of services to the oil and gas industry, including seismic data collection services.


          NATURAL RESOURCES PORTFOLIO -- CLASS 1

            The Natural Resources Portfolio -- Class 1 returned 47.8%, compared to a return of 28.7% for the S&P 500 Index. Stocks of natural resource companies posted solid gains in 2003, driven primarily by rising commodity prices brought on by the combination of increased global demand and supply constraints.

            The majority of Portfolio assets were invested in either oil & gas, or metals & mining stocks in 2003. Returns were positively impacted by this allocation, as stocks in these industries realized significant gains last year. Examples of metals exploration & mining companies that were top contributors to Portfolio performance were U.S.-based Freeport McMoran, Aluminum Corporation of China, and Peru's Compania de Minas Beunaventura. In addition to the rebound in these businesses, many of the stocks held in the Portfolio benefited from a weakening U.S. dollar, as foreign gains were exchanged back to our home currency. In particular, the Portfolio's allocations to companies in Canada and China made significant contributions to last year's total return. Several Portfolio holdings gained over 100% in 2003, many of which were foreign companies aided by a favorable foreign exchange environment.

              The graph represents past performance, which is not indicative of future results.
---------------------
    86

          BALANCED PORTFOLIOS


     Multi-Asset Portfolio, Class 1
(LINE GRAPH)

                                                                                        LEHMAN BROTHERS
                                            MULTI-ASSET                               U.S. AGGREGATE BOND
                                             PORTFOLIO            S&P 500 INDEX              INDEX               CUSTOM INDEX
                                            -----------           -------------       -------------------        ------------
12/93                                         10000.00               10000.00               10000.00               10000.00
12/94                                          9832.00               10132.00                9708.00               10004.00
12/95                                         12283.00               13939.00               11502.00               12898.00
12/96                                         13987.00               17141.00               11918.00               14841.00
12/97                                         16942.00               22859.00               13072.00               18311.00
12/98                                         21087.00               29393.00               14206.00               22112.00
12/99                                         23712.00               35579.00               14088.00               24833.00
12/00                                         23575.00               32340.00               15726.00               24523.00
12/01                                         22558.00               28496.00               17052.00               23553.00
12/02                                         19634.00               22199.00               18800.00               21144.00
12/03                                         22947.00               28562.00               19572.00               25014.00

MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                              CLASS 1
                                        --------------------
1-year                                           16.87%
5-year                                            1.71%
10-year                                           8.66%

The S&P 500 Index tracks the performance of 500 stocks representing a sampling of the largest domestic stocks traded in the United States. Because it is market weighted, the index will reflect changes in larger companies more heavily than those in smaller companies.

The Lehman Brothers U.S Aggregate Index combines several Lehman Brothers indices which include the government and corporate markets, agency mortgage pass-through securities, and asset-backed securities.

The Custom index consists of 60% S&P 500 Composite Index, 35% Lehman Brothers U.S. Aggregate Index, and 5% 3-month T-bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

          MULTI-ASSET PORTFOLIO -- CLASS 1

            The Multi-Asset Portfolio -- Class 1 returned 16.9% in 2003. During the same period, the S&P 500 index returned 28.7%, the Lehman Brothers U.S. Aggregate Bond Index returned 4.1%, and the custom index return of 18.3%. The custom index is comprised of 60% -- S&P 500 Index,
          35% -- Lehman Brothers U.S. Aggregate Bond Index and 5% -- Three Month Treasury bills.

            The Portfolio's underperformance versus the composite benchmark index was mainly due to poor security selection within the equity portion of the Portfolio. In particular, the stocks held in the industrial and technology sectors under-performed. Defense contractor Lockheed Martin was a disappointment in the industrials sector, while Microsoft lagged the overall technology sector in 2003. Underweight positions in EMC and Corning, two stocks that posted strong gains in 2003, also hindered Portfolio performance for the annual period.

            Sector allocation decisions within the equity portion of the Portfolio did not necessarily add to nor detract from performance relative to the index. However, our slight overweight position in equities (64% as of December 31, 2003, compared to the 60% for the custom index) did add to relative returns as equities outpaced bonds last year. Returns within the equity portion of the Portfolio were slightly behind the equity portion of the index, but the bond portion of the Portfolio performed in line with the bond portion of the index.

              The graph represents past performance, which is not indicative of future results.

                                                           ---------------------

          Strategic Multi-Asset Portfolio, Class 1

       (LINE GRAPH)


                                       STRATEGIC MULTI-                                   MSCI AC WORLD         CITIGROUP WORLD
                                     ASSET PORTFOLIO CLASS 1       CUSTOM INDEX          FREE USD INDEX        GOV'T BOND INDEX
                                     -----------------------       ------------          --------------        ----------------
12/93                                       10000.00                 10000.00               10000.00               10000.00
12/94                                        9742.00                 10242.00               10503.00                9626.00
12/95                                       11960.00                 12128.00               12546.00               11365.00
12/96                                       13731.00                 13520.00               14203.00               12353.00
12/97                                       15698.00                 15328.00               16332.00               13661.00
12/98                                       18085.00                 18138.00               19920.00               15167.00
12/99                                       23176.00                 21339.00               25261.00               15366.00
12/00                                       21875.00                 20064.00               21741.00               17005.00
12/01                                       20264.00                 18376.00               18281.00               18072.00
12/02                                       17748.00                 16504.00               14812.00               19500.00
12/03                                       22942.00                 20195.00               19942.00               19870.00

STRATEGIC MULTI-ASSET PORTFOLIO
AVERAGE ANNUAL TOTAL RETURNS AS OF 12/31/03

                                                                CLASS 1
                                                                -------
1-year                                                          29.26%
5-year                                                           4.87%
10-year                                                          8.66%

The MSCI All Country (AC) World Free USD Index is a free-float adjusted market capitalization index that is designed to measure equity performance in the global developed and emerging markets and in 49 global and developed markets. MSCI uses an arbitrary sampling of stocks and aims to capture 85% of the total market capitalization at both the country and industry levels.

The Custom Index consists of 65% Morgan Stanley Capital International (MSCI) AC WORLD FREE USD Index, 30% Citigroup World Government Bond Index, and 5% 3-month T-Bill. The Portfolio believes that the Custom Index may be more representative of the market sectors or types of securities in which the Portfolio invests pursuant to its stated investment strategies than any of the individual benchmark indices, in that it includes both equity and fixed income components. The weightings of the components of the Custom Index are intended to approximate the allocation of the Portfolio's assets, but at any given time, may not be indicative of the actual allocation of the Portfolio's assets among market sectors or types of investments.

The Citigroup World Government Bond Index is a market capitalization weighted, total return benchmark designed to cover 19 investment grade country bond markets.

       STRATEGIC MULTI-ASSET PORTFOLIO -- CLASS 1

         The Strategic Multi-Asset Portfolio -- Class 1 returned 29.3% for the annual period, versus a 33.8% return for the MSCI AC World Free USD Index, and a 14.9% return for the Citigroup World Government Bond Index. The Portfolio out-paced the 22.4% return by its custom index. The custom index is comprised of 65% MSCI AC World Free USD Index, 30% Citigroup World Government Bond Index, and 5% Three Month Treasury Bills.

         The asset allocation decisions made within the Portfolio were beneficial to performance in 2003. An overweight position to the surging equity markets (69% as of December 31, 2003, versus the custom index weight of 65%) was positive to overall performance. Returns were also enhanced by an overweight position to high yield bonds (approximately 15% as of December 31, 2003), which are not part of the custom index. The high yield bond sector asset class outperformed the general bond market in 2003. Country selection, however, was mixed and did not play a huge role in relative performance of the Portfolio. An overweight position in the French and Swedish equity markets added to relative returns. However, these positive effects were offset by underweight positions to the Canadian, Spanish, and Australian equity markets, all of which detracted from relative results.

         Security selection was strong in the equity portion of the Portfolio, particularly in the healthcare sector. The Portfolio also held several stocks that did well, including biotechnology concern Gilead Sciences and medical device maker Guidant. Telecommunications was another area of strong stock picking, led by an overweight position in communications equipment provider Nextel.

    The graph represents past performance, which is not indicative of future results.
---------------------
    88

(AIG SUNAMERICA LOGO)
          1 SunAmerica Center
          Los Angeles, California 90067-6022
          ADDRESS SERVICE REQUESTED


--------------------------------------------------------------------------------
                                                                 Presorted
                                                                 Standard
                                                             U.S. Postage Paid
                                                              Los Angeles, CA
                                                               Permit #30835
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THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE PURCHASERS UNLESS
                ACCOMPANIED OR PRECEDED BY A CURRENT PROSPECTUS.

                               I-1112-AR (R 2/04)

Item 2. Code of Ethics.

Anchor Series Trust has adopted a Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002.

Item 3. Audit Committee Financial Expert.

Currently, Anchor Series Trust does not have an Audit Committee member who possesses all of the attributes required to be an "audit committee financial expert" as defined in instruction 2(b)of Item 3 of Form N-CSR. However, the Board of Directors believes that each member of the Audit Committee has substantial experience relating to the review of financial statements and the operations of audit committees. Accordingly, the Board believes that the members are qualified to evaluate the Trust's financial statements, supervise the Trust's preparation of its financial statements, and oversee the work of the Trust's independent auditors. The Board of Directors is currently seeking an individual who will qualify as an audit committee financial expert.

Item 4. Principal Accountant Fees and Services.

Not applicable

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Reserved.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8. Reserved.

Item 9. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant's management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant's disclosure controls and procedures. Based on that evaluation, the registrant's management, including the President and Treasurer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Registrant's second fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 10. Exhibits.

(a) (1) Code of Ethics applicable to its Principal Executive and Principal Accounting Officers pursuant to Section 406 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.406.Code of Ethics.

(b) (1) Certification pursuant to Rule 30a-2 under the Investment Company Act of 1940 (17 CFR 270.30a-2) attached hereto as Exhibit 99.CERT.

       (2) Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 attached hereto as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Anchor Series Trust


By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: March 8, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/Robert M. Zakem
    ------------------------
       Robert M. Zakem
       President

Date: March 8, 2004

By: /s/Donna M. Handel
    ------------------------
       Donna M. Handel
       Treasurer

Date: March 8, 2004